Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9%(1)
Argentina – 0.1%
Globant S.A.*	10,303	$1,544
Telecom Argentina S.A. ADR	27,193	244
YPF S.A. ADR	45,435	261
		2,049
Brazil – 3.7%
Ambev S.A.*	1,298,060	3,409
Atacadao S.A.*	108,400	399
B2W Cia Digital*	58,991	1,176
B3 S.A. - Brasil Bolsa Balcao	571,282	5,850
Banco Bradesco S.A.	374,860	1,320
Banco BTG Pactual S.A.*	64,500	916
Banco do Brasil S.A.*	231,844	1,375
Banco Santander Brasil S.A.	110,436	576
BB Seguridade Participacoes S.A.	191,501	971
BR Malls Participacoes S.A.	234,490	442
BRF S.A.*	157,520	624
CCR S.A.	334,000	892
Centrais Eletricas Brasileiras S.A.	76,500	440
Cia Brasileira de Distribuicao	44,442	584
Cia de Saneamento Basico do Estado de Sao Paulo*	95,571	1,016
Cia Siderurgica Nacional S.A.	177,890	353
Cielo S.A.	353,439	302
Cogna Educacao	503,352	619
Cosan S.A.	46,847	619
CPFL Energia S.A.*	50,800	288
Energisa S.A.	43,300	396
Engie Brasil Energia S.A.	56,547	440
Equatorial Energia S.A.*	255,070	1,094
Hapvida Participacoes e Investimentos S.A.(2)	63,500	735
Hypera S.A.*	107,358	658
IRB Brasil Resseguros S/A*	190,900	390
JBS S.A.	302,036	1,187
Klabin S.A.	192,341	731
Localiza Rent a Car S.A.*	169,766	1,281
Lojas Renner S.A.	220,415	1,708
Magazine Luiza S.A.*	206,000	2,720
Multiplan Empreendimentos Imobiliarios S.A.*	72,138	274
Natura & Co. Holding S.A.*	10,773	79
Natura & Co. Holding S.A. (Brazil Exchange)*	210,628	1,537
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Brazil – 3.7%continued
Notre Dame Intermedica Participacoes S.A.	135,800	$1,709
Petrobras Distribuidora S.A.*	214,300	846
Petroleo Brasileiro S.A.*	1,027,078	4,272
Porto Seguro S.A.	27,508	258
Raia Drogasil S.A.	59,807	1,228
Rumo S.A.*	303,300	1,257
Sul America S.A.*	80,385	675
Suzano S.A.*	150,956	1,027
TIM Participacoes S.A.*	233,136	606
Ultrapar Participacoes S.A.	201,248	683
Vale S.A.*	1,022,769	10,564
WEG S.A.	233,424	2,204
		60,730
Chile – 0.5%
Aguas Andinas S.A., Class A	723,294	245
Banco de Chile	12,528,441	1,106
Banco de Credito e Inversiones S.A.	13,849	470
Banco Santander Chile	18,357,586	751
Cencosud S.A.	394,924	553
Cencosud Shopping S.A.	107,521	191
Cia Cervecerias Unidas S.A.	37,852	273
Colbun S.A.	2,339,624	373
Empresa Nacional de Telecomunicaciones S.A.	37,804	240
Empresas CMPC S.A.	314,538	625
Empresas COPEC S.A.	109,471	750
Enel Americas S.A.	9,651,462	1,458
Enel Chile S.A.	7,486,227	558
Falabella S.A.	207,510	658
		8,251
China – 36.3%
360 Security Technology, Inc., Class A	33,200	86
3SBio, Inc.(2) *	376,000	479
51job, Inc. ADR*	7,516	540
58.com, Inc. ADR*	25,788	1,391
AAC Technologies Holdings, Inc.	201,000	1,231
AECC Aviation Power Co. Ltd., Class A*	51,000	169
Agile Group Holdings Ltd.	266,000	315
Agricultural Bank of China Ltd., Class A	1,256,700	599
Agricultural Bank of China Ltd., Class H	7,564,367	3,048
Aier Eye Hospital Group Co. Ltd., Class A	65,351	403

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Air China Ltd., Class A	95,200	$89
Air China Ltd., Class H	512,705	306
Airtac International Group	34,000	600
Aisino Corp., Class A	45,400	104
AK Medical Holdings Ltd.(2)	88,000	280
Alibaba Group Holding Ltd. ADR*	519,522	112,061
A-Living Services Co. Ltd., Class H	120,500	608
Aluminum Corp. of China Ltd., Class A*	300,800	117
Aluminum Corp. of China Ltd., Class H*	1,011,435	189
Angang Steel Co. Ltd., Class A	110,110	38
Angel Yeast Co. Ltd., Class A	10,800	75
Anhui Conch Cement Co. Ltd., Class A	64,000	479
Anhui Conch Cement Co. Ltd., Class H	348,075	2,341
Anhui Gujing Distillery Co. Ltd., Class A	7,200	153
Anhui Gujing Distillery Co. Ltd., Class B	24,200	260
Anhui Kouzi Distillery Co. Ltd., Class A	14,600	105
ANTA Sports Products Ltd.	301,432	2,688
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,900	100
Autobio Diagnostics Co. Ltd., Class A	6,100	140
Autohome, Inc. ADR	16,517	1,247
AVIC Aircraft Co. Ltd., Class A	46,400	116
Avic Capital Co. Ltd., Class A	127,300	71
AVIC Electromechanical Systems Co. Ltd., Class A*	56,100	63
AVIC Jonhon Optronic Technology Co. Ltd., Class A	18,200	105
AVIC Shenyang Aircraft Co. Ltd., Class A	14,200	66
AviChina Industry & Technology Co. Ltd., Class H	678,313	307
AVICOPTER PLC, Class A	9,300	54
BAIC BluePark New Energy Technology Co. Ltd., Class A*	40,100	37
BAIC Motor Corp. Ltd., Class H(2)	471,500	205
Baidu, Inc. ADR*	75,979	9,109
Bank of Beijing Co. Ltd., Class A	400,900	277
Bank of Chengdu Co. Ltd., Class A	78,000	88
Bank of China Ltd., Class A	627,000	308
Bank of China Ltd., Class H*	21,770,652	8,052
Bank of Communications Co. Ltd., Class A	715,000	518
Bank of Communications Co. Ltd., Class H	2,299,117	1,416
Bank of Hangzhou Co. Ltd., Class A	75,120	94
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Bank of Jiangsu Co. Ltd., Class A	216,188	$173
Bank of Nanjing Co. Ltd., Class A	179,496	185
Bank of Ningbo Co. Ltd., Class A	96,800	360
Bank of Shanghai Co. Ltd., Class A	271,771	318
Baoshan Iron & Steel Co. Ltd., Class A	333,996	215
Baozun, Inc. ADR*	11,773	453
BBMG Corp., Class A	179,000	78
Beijing Capital International Airport Co. Ltd., Class H	494,000	309
Beijing Dabeinong Technology Group Co. Ltd., Class A	76,900	99
Beijing Enlight Media Co. Ltd., Class A	65,100	100
Beijing New Building Materials PLC, Class A	31,900	96
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	22,800	131
Beijing Originwater Technology Co. Ltd., Class A	33,200	38
Beijing Shiji Information Technology Co. Ltd., Class A	16,000	88
Beijing Shunxin Agriculture Co. Ltd., Class A	14,500	117
Beijing Sinnet Technology Co. Ltd., Class A	23,000	85
Beijing Tiantan Biological Products Corp. Ltd., Class A	20,200	130
Beijing Tongrentang Co. Ltd., Class A	28,100	108
BEST, Inc. ADR*	55,779	239
Betta Pharmaceuticals Co. Ltd., Class A	9,200	183
BGI Genomics Co. Ltd., Class A*	7,800	172
Bilibili, Inc. ADR*	27,768	1,286
BOE Technology Group Co. Ltd., Class A*	596,900	395
Bohai Leasing Co. Ltd., Class A*	185,800	78
BYD Co. Ltd., Class A	35,500	363
BYD Co. Ltd., Class H	171,699	1,323
BYD Electronic International Co. Ltd.	190,500	437
By-health Co. Ltd., Class A	40,200	112
Caitong Securities Co. Ltd., Class A	39,500	57
CanSino Biologics, Inc., Class H(2) *	14,800	409
Centre Testing International Group Co. Ltd., Class A(3)	100	—
CGN Power Co. Ltd., Class H(2)	2,565,000	531
Changchun High & New Technology Industry Group, Inc., Class A	6,800	419
Changjiang Securities Co. Ltd., Class A	114,600	109

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,600	$47
Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	121
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	17,700	124
China Aoyuan Group Ltd.	333,000	403
China Cinda Asset Management Co. Ltd., Class H	2,365,000	464
China CITIC Bank Corp. Ltd., Class A	70,900	51
China CITIC Bank Corp. Ltd., Class H	2,413,286	1,053
China Communications Construction Co. Ltd., Class A	73,400	76
China Communications Construction Co. Ltd., Class H	1,246,287	702
China Communications Services Corp. Ltd., Class H	667,035	415
China Conch Venture Holdings Ltd.	458,000	1,934
China Construction Bank Corp., Class A	199,300	177
China Construction Bank Corp., Class H	26,517,693	21,428
China East Education Holdings Ltd.(2)	159,500	289
China Eastern Airlines Corp. Ltd., Class A*	221,700	132
China Eastern Airlines Corp. Ltd., Class H*	454,000	162
China Everbright Bank Co. Ltd., Class A	631,100	318
China Everbright Bank Co. Ltd., Class H	887,000	333
China Evergrande Group	515,411	1,347
China Feihe Ltd.(2)	255,000	511
China Film Co. Ltd., Class A	7,800	14
China Fortune Land Development Co. Ltd., Class A	54,500	177
China Galaxy Securities Co. Ltd., Class A	28,500	46
China Galaxy Securities Co. Ltd., Class H*	1,053,500	570
China Gezhouba Group Co. Ltd., Class A	84,900	71
China Great Wall Securities Co. Ltd., Class A	38,900	67
China Greatwall Technology Group Co. Ltd., Class A	57,400	107
China Hongqiao Group Ltd.	472,000	210
China Huarong Asset Management Co. Ltd., Class H(2)	2,901,000	294
China Huishan Dairy Holdings (4) *	1,922,380	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
China International Capital Corp. Ltd., Class H(2) *	356,800	$701
China Jushi Co. Ltd., Class A	70,600	91
China Lesso Group Holdings Ltd.	327,000	425
China Life Insurance Co. Ltd., Class A	36,300	139
China Life Insurance Co. Ltd., Class H	2,072,544	4,162
China Literature Ltd.(2) *	82,800	558
China Longyuan Power Group Corp. Ltd., Class H	891,473	499
China Medical System Holdings Ltd.	389,000	459
China Merchants Bank Co. Ltd., Class A	346,979	1,655
China Merchants Bank Co. Ltd., Class H	1,073,933	4,946
China Merchants Energy Shipping Co. Ltd., Class A	146,300	121
China Merchants Property Operation & Service Co. Ltd., Class A	11,300	49
China Merchants Securities Co. Ltd., Class A	110,100	340
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	106,800	247
China Minsheng Banking Corp. Ltd., Class A	557,740	446
China Minsheng Banking Corp. Ltd., Class H*	1,587,654	1,091
China Molybdenum Co. Ltd., Class A	339,100	176
China Molybdenum Co. Ltd., Class H	900,000	294
China National Building Material Co. Ltd., Class H	1,064,000	1,134
China National Chemical Engineering Co. Ltd., Class A	77,100	60
China National Nuclear Power Co. Ltd., Class A	269,798	156
China National Software & Service Co. Ltd., Class A	9,200	103
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	89,500	118
China Oilfield Services Ltd., Class H	500,757	450
China Pacific Insurance Group Co. Ltd., Class A	96,200	371
China Pacific Insurance Group Co. Ltd., Class H	774,337	2,071
China Petroleum & Chemical Corp., Class A	472,000	261
China Petroleum & Chemical Corp., Class H	6,624,628	2,756

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
China Railway Construction Corp. Ltd., Class A	200,700	$237
China Railway Construction Corp. Ltd., Class H	558,000	439
China Railway Group Ltd., Class A	360,800	255
China Railway Group Ltd., Class H	1,054,827	545
China Railway Signal & Communication Corp. Ltd., Class H(2)	422,000	182
China Reinsurance Group Corp., Class H	1,328,000	136
China Resources Pharmaceutical Group Ltd.(2)	458,000	265
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,100	87
China Shenhua Energy Co. Ltd., Class A	87,800	178
China Shenhua Energy Co. Ltd., Class H	937,636	1,464
China Shipbuilding Industry Co. Ltd., Class A	456,400	258
China South Publishing & Media Group Co. Ltd., Class A	35,800	53
China Southern Airlines Co. Ltd., Class A	176,800	129
China Southern Airlines Co. Ltd., Class H*	500,530	221
China Spacesat Co. Ltd., Class A*	22,600	99
China State Construction Engineering Corp. Ltd., Class A	733,280	493
China Telecom Corp. Ltd., Class H	3,598,339	1,009
China Tourism Group Duty Free Corp. Ltd., Class A	34,800	762
China Tower Corp. Ltd., Class H(2)	12,242,000	2,167
China TransInfo Technology Co. Ltd., Class A*	27,400	93
China United Network Communications Ltd., Class A	509,600	349
China Vanke Co. Ltd., Class A	158,300	582
China Vanke Co. Ltd., Class H	474,272	1,496
China Yangtze Power Co. Ltd., Class A	365,000	978
China Yuhua Education Corp. Ltd.(2)	278,000	228
Chongqing Brewery Co. Ltd., Class A	12,600	130
Chongqing Changan Automobile Co. Ltd., Class A	90,200	141
Chongqing Fuling Zhacai Group Co. Ltd., Class A	15,300	78
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Chongqing Rural Commercial Bank Co. Ltd., Class H	684,434	$270
Chongqing Zhifei Biological Products Co. Ltd., Class A	22,800	323
CIFI Holdings Group Co. Ltd.	839,519	655
CITIC Securities Co. Ltd., Class A	155,000	526
CITIC Securities Co. Ltd., Class H	603,500	1,143
CNOOC Ltd.	4,918,433	5,524
Contemporary Amperex Technology Co. Ltd., Class A	38,000	938
COSCO SHIPPING Development Co. Ltd., Class A	184,700	48
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	382,000	171
COSCO SHIPPING Holdings Co. Ltd., Class A*	171,600	84
COSCO SHIPPING Holdings Co. Ltd., Class H*	684,000	197
Country Garden Holdings Co. Ltd.	2,131,612	2,623
Country Garden Services Holdings Co. Ltd.	373,000	1,734
CRRC Corp. Ltd., Class A	440,891	347
CRRC Corp. Ltd., Class H	1,215,991	514
CSC Financial Co. Ltd., Class A	39,900	222
CSPC Pharmaceutical Group Ltd.	1,559,600	2,940
Dali Foods Group Co. Ltd.(2)	565,500	344
Daqin Railway Co. Ltd., Class A	224,800	223
Dawning Information Industry Co. Ltd., Class A	19,320	105
DHC Software Co. Ltd., Class A	72,400	128
Dong-E-E-Jiao Co. Ltd., Class A	18,200	93
Dongfang Electric Corp. Ltd., Class A	60,600	76
Dongfeng Motor Group Co. Ltd., Class H	739,169	442
Dongxing Securities Co. Ltd., Class A	35,200	54
East Money Information Co. Ltd., Class A	139,920	397
ENN Energy Holdings Ltd.	221,079	2,483
Eve Energy Co. Ltd., Class A	36,497	247
Everbright Securities Co. Ltd., Class A	74,398	168
Fangda Carbon New Material Co. Ltd., Class A*	99,082	88
Fiberhome Telecommunication Technologies Co. Ltd., Class A	23,200	95
Financial Street Holdings Co. Ltd., Class A	40,800	38

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
First Capital Securities Co. Ltd., Class A	42,600	$41
Focus Media Information Technology Co. Ltd., Class A	302,100	238
Foshan Haitian Flavouring & Food Co. Ltd., Class A	44,904	787
Fosun International Ltd.	717,365	911
Founder Securities Co. Ltd., Class A	133,500	134
Foxconn Industrial Internet Co. Ltd., Class A	85,200	183
Fujian Sunner Development Co. Ltd., Class A	25,600	105
Fuyao Glass Industry Group Co. Ltd., Class A*	48,892	144
Fuyao Glass Industry Group Co. Ltd., Class H(2)	120,000	286
Ganfeng Lithium Co. Ltd., Class A	13,800	105
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	101
GCL System Integration Technology Co. Ltd., Class A*	142,800	53
GD Power Development Co. Ltd., Class A	458,600	120
GDS Holdings Ltd. ADR*	22,035	1,755
GEM Co. Ltd., Class A	48,800	34
Gemdale Corp., Class A	59,900	116
Genscript Biotech Corp.	278,000	577
GF Securities Co. Ltd., Class A	109,993	219
GF Securities Co. Ltd., Class H	354,800	380
Giant Network Group Co. Ltd., Class A	39,100	96
Gigadevice Semiconductor Beijing, Inc., Class A	9,100	304
Glodon Co. Ltd., Class A	16,800	166
GoerTek, Inc., Class A	56,900	236
GOME Retail Holdings Ltd.*	2,578,970	430
Gotion High-tech Co. Ltd., Class A	20,200	77
Grandjoy Holdings Group Co. Ltd., Class A*	91,900	66
Great Wall Motor Co. Ltd., Class H	858,796	538
Gree Electric Appliances, Inc. of Zhuhai, Class A	51,500	414
Greenland Holdings Corp. Ltd., Class A	181,700	158
Greentown Service Group Co. Ltd.	368,000	437
GRG Banking Equipment Co. Ltd., Class A	18,600	34
GSX Techedu, Inc. ADR*	21,049	1,263
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Guangdong Haid Group Co. Ltd., Class A	32,000	$214
Guangdong HEC Technology Holding Co. Ltd., Class A*	41,300	40
Guanghui Energy Co. Ltd., Class A*	191,100	73
Guangzhou Automobile Group Co. Ltd., Class H	815,664	589
Guangzhou Baiyun International Airport Co. Ltd., Class A	45,000	97
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	30,600	140
Guangzhou Haige Communications Group, Inc. Co., Class A	35,000	64
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	89
Guangzhou R&F Properties Co. Ltd., Class H	356,814	416
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,900	168
Guosen Securities Co. Ltd., Class A	90,100	143
Guotai Junan Securities Co. Ltd., Class A	105,800	257
Guotai Junan Securities Co. Ltd., Class H(2)	148,000	206
Guoyuan Securities Co. Ltd., Class A	61,200	73
Haidilao International Holding Ltd.(2)	213,000	906
Haier Smart Home Co. Ltd., Class A	118,497	298
Haitian International Holdings Ltd.	173,000	352
Haitong Securities Co. Ltd., Class A	138,800	246
Haitong Securities Co. Ltd., Class H	749,233	606
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	169,400	731
Hangzhou Robam Appliances Co. Ltd., Class A	8,900	39
Hangzhou Silan Microelectronics Co. Ltd., Class A	22,900	48
Hangzhou Tigermed Consulting Co. Ltd., Class A	11,300	163
Hansoh Pharmaceutical Group Co. Ltd.(2) *	146,000	692
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,700	72
Heilongjiang Agriculture Co. Ltd., Class A	20,500	47
Henan Shuanghui Investment & Development Co. Ltd., Class A	48,700	317

NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Hengan International Group Co. Ltd.	184,398	$1,442
Hengli Petrochemical Co. Ltd., Class A	117,460	233
Hengtong Optic-electric Co. Ltd., Class A	27,860	65
Hengyi Petrochemical Co. Ltd., Class A	57,330	74
Hesteel Co. Ltd., Class A	142,400	41
Hithink RoyalFlush Information Network Co. Ltd., Class A	9,300	174
Holitech Technology Co. Ltd., Class A	40,000	30
Hongfa Technology Co. Ltd., Class A	4,000	23
Hua Hong Semiconductor Ltd.(2) *	126,000	438
Huaan Securities Co. Ltd., Class A	36,300	35
Huadian Power International Corp. Ltd., Class A	121,800	59
Huadong Medicine Co. Ltd., Class A	39,620	142
Hualan Biological Engineering, Inc., Class A	36,270	258
Huaneng Power International, Inc., Class A	65,700	39
Huaneng Power International, Inc., Class H	944,501	357
Huatai Securities Co. Ltd., Class A	109,700	290
Huatai Securities Co. Ltd., Class H(2)	385,200	614
Huaxi Securities Co. Ltd., Class A	63,800	96
Huaxia Bank Co. Ltd., Class A	249,690	216
Huaxin Cement Co. Ltd., Class A	13,600	46
Huayu Automotive Systems Co. Ltd., Class A	62,600	184
Huazhu Group Ltd. ADR	37,310	1,308
Hubei Biocause Pharmaceutical Co. Ltd., Class A	120,900	89
Hubei Energy Group Co. Ltd., Class A	117,200	58
Hundsun Technologies, Inc., Class A	18,135	276
HUYA, Inc. ADR*	17,815	333
Iflytek Co. Ltd., Class A	43,500	230
Industrial & Commercial Bank of China Ltd., Class A	924,800	650
Industrial & Commercial Bank of China Ltd., Class H	16,698,023	10,114
Industrial Bank Co. Ltd., Class A	349,800	777
Industrial Securities Co. Ltd., Class A	128,600	125
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	873,200	133
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	210,200	76
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	110,000	$482
Inner Mongolia Yitai Coal Co. Ltd., Class B	325,600	212
Innovent Biologics, Inc.(2) *	262,500	1,950
Inspur Electronic Information Industry Co. Ltd., Class A	29,456	163
iQIYI, Inc. ADR*	61,354	1,423
Jafron Biomedical Co. Ltd., Class A	17,100	169
JD.com, Inc. ADR*	235,406	14,167
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	74,200	79
Jiangsu Expressway Co. Ltd., Class H	344,000	404
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,600	188
Jiangsu Hengrui Medicine Co. Ltd., Class A	85,388	1,115
Jiangsu King's Luck Brewery JSC Ltd., Class A	24,100	136
Jiangsu Shagang Co. Ltd., Class A	28,700	51
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,700	397
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,800	102
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	79,600	100
Jiangsu Zhongtian Technology Co. Ltd., Class A	77,500	126
Jiangxi Copper Co. Ltd., Class A	51,499	98
Jiangxi Copper Co. Ltd., Class H	307,000	311
Jiangxi Zhengbang Technology Co. Ltd., Class A	38,200	95
Jinke Properties Group Co. Ltd., Class A	89,000	103
Jinyu Bio-Technology Co. Ltd., Class A	12,000	47
Joincare Pharmaceutical Group Industry Co. Ltd., Class A*	34,700	80
Jointown Pharmaceutical Group Co. Ltd., Class A	23,300	61
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	15,400	128
JOYY, Inc. ADR*	16,135	1,429
Juewei Food Co. Ltd., Class A	14,200	141
Juneyao Airlines Co. Ltd., Class A	43,500	56
Kaisa Group Holdings Ltd.*	707,000	267
Kingdee International Software Group Co. Ltd.*	653,000	1,520

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Kingsoft Corp. Ltd.	225,903	$1,052
Koolearn Technology Holding Ltd.(2) *	64,000	257
Kweichow Moutai Co. Ltd., Class A	21,295	4,407
KWG Group Holdings Ltd.*	364,000	610
Laobaixing Pharmacy Chain JSC, Class A	5,600	79
Legend Holdings Corp., Class H(2)	141,200	165
Lenovo Group Ltd.	1,982,000	1,098
Lens Technology Co. Ltd., Class A	55,000	220
Lepu Medical Technology Beijing Co. Ltd., Class A	36,900	191
Li Ning Co. Ltd.	585,500	1,861
Liaoning Cheng Da Co. Ltd., Class A	26,300	70
Lingyi iTech Guangdong Co., Class A*	126,800	191
Livzon Pharmaceutical Group, Inc., Class A	5,100	35
Logan Group Co. Ltd.	394,000	704
Lomon Billions Group Co. Ltd., Class A	18,600	49
Longfor Group Holdings Ltd.(2)	500,231	2,383
LONGi Green Energy Technology Co. Ltd., Class A	67,187	387
Luxshare Precision Industry Co. Ltd., Class A	127,605	928
Luye Pharma Group Ltd.(2)	403,000	247
Luzhou Laojiao Co. Ltd., Class A	22,900	295
Maanshan Iron & Steel Co. Ltd., Class A	126,200	46
Mango Excellent Media Co. Ltd., Class A*	32,470	300
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	86,476	176
Meituan Dianping, Class B*	983,800	21,853
Metallurgical Corp. of China Ltd., Class A	406,700	144
Momo, Inc. ADR	41,058	718
Muyuan Foodstuff Co. Ltd., Class A	60,556	703
NanJi E-Commerce Co. Ltd., Class A	61,200	183
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	6,600	60
Nanjing Securities Co. Ltd., Class A	66,000	132
NARI Technology Co. Ltd., Class A	91,685	263
NAURA Technology Group Co. Ltd., Class A	9,800	237
NavInfo Co. Ltd., Class A	43,900	103
NetEase, Inc. ADR	22,621	9,713
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
New China Life Insurance Co. Ltd., Class A	39,600	$248
New China Life Insurance Co. Ltd., Class H	221,552	743
New Hope Liuhe Co. Ltd., Class A	72,400	304
New Oriental Education & Technology Group, Inc. ADR*	39,608	5,158
Ninestar Corp., Class A	25,900	121
Ningbo Joyson Electronic Corp., Class A*	21,800	74
Ningbo Zhoushan Port Co. Ltd., Class A*	159,600	81
NIO, Inc. ADR*	250,943	1,937
Noah Holdings Ltd. ADR*	9,530	243
Offcn Education Technology Co. Ltd., Class A	25,800	101
Offshore Oil Engineering Co. Ltd., Class A	50,500	32
OFILM Group Co. Ltd., Class A*	54,200	142
Oppein Home Group, Inc., Class A	4,800	79
Orient Securities Co. Ltd., Class A	71,287	95
Oriental Pearl Group Co. Ltd., Class A	79,480	109
Ovctek China, Inc., Class A	16,500	162
Pacific Securities (The) Co. Ltd., Class A*	71,200	32
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	259,900	74
People's Insurance Co. Group of China (The) Ltd., Class A	103,700	94
People's Insurance Co. Group of China (The) Ltd., Class H	2,246,535	659
Perfect World Co. Ltd., Class A	25,500	208
PetroChina Co. Ltd., Class A	307,200	182
PetroChina Co. Ltd., Class H	5,799,438	1,917
PICC Property & Casualty Co. Ltd., Class H	1,903,359	1,566
Pinduoduo, Inc. ADR*	71,354	6,125
Ping An Bank Co. Ltd., Class A	347,600	626
Ping An Healthcare and Technology Co. Ltd.(2) *	104,500	1,588
Ping An Insurance Group Co. of China Ltd., Class A	182,035	1,839
Ping An Insurance Group Co. of China Ltd., Class H	1,643,906	16,418
Poly Developments and Holdings Group Co. Ltd., Class A	215,300	448

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Poly Property Development Co. Ltd., Class H	32,400	$326
Postal Savings Bank of China Co. Ltd., Class H(2)	2,724,000	1,566
Power Construction Corp. of China Ltd., Class A	278,300	136
Qingdao Rural Commercial Bank Corp., Class A	80,300	50
RiseSun Real Estate Development Co. Ltd., Class A	110,600	127
Rongsheng Petro Chemical Co. Ltd., Class A	70,800	123
SAIC Motor Corp. Ltd., Class A	144,093	348
Sanan Optoelectronics Co. Ltd., Class A	78,600	280
Sangfor Technologies, Inc., Class A	4,600	135
Sansteel Minguang Co. Ltd. Fujian, Class A	34,600	33
Sany Heavy Industry Co. Ltd., Class A	139,700	371
SDIC Capital Co. Ltd., Class A	67,600	122
SDIC Power Holdings Co. Ltd., Class A	137,800	153
Sealand Securities Co. Ltd., Class A	95,440	58
Seazen Group Ltd.*	608,000	529
Seazen Holdings Co. Ltd., Class A*	38,194	169
Semiconductor Manufacturing International Corp.*	919,500	3,208
SF Holding Co. Ltd., Class A	39,000	302
SG Micro Corp., Class A	1,200	51
Shaanxi Coal Industry Co. Ltd., Class A	150,200	153
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	19,856	81
Shandong Gold Mining Co. Ltd., Class A	52,655	272
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	39,500	99
Shandong Linglong Tyre Co. Ltd., Class A	31,800	91
Shandong Nanshan Aluminum Co. Ltd., Class A	188,800	54
Shandong Sinocera Functional Material Co. Ltd., Class A	12,800	61
Shandong Sun Paper Industry JSC Ltd., Class A*	34,000	46
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	672,116	1,493
Shanghai Baosight Software Co. Ltd., Class A	17,000	142
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Shanghai Construction Group Co. Ltd., Class A	174,100	$76
Shanghai Electric Group Co. Ltd., Class A	161,200	115
Shanghai Electric Group Co. Ltd., Class H*	680,000	194
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	170
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	151,500	507
Shanghai International Airport Co. Ltd., Class A	19,700	200
Shanghai International Port Group Co. Ltd., Class A	195,000	116
Shanghai Jahwa United Co. Ltd., Class A	6,800	46
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	336,401	260
Shanghai M&G Stationery, Inc., Class A	12,100	93
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	42,300	110
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	213,947	360
Shanghai Pudong Development Bank Co. Ltd., Class A	488,292	728
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,200	120
Shanghai RAAS Blood Products Co. Ltd., Class A*	94,600	114
Shanghai Tunnel Engineering Co. Ltd., Class A	39,500	32
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	84,800	107
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	37,200	108
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	27,200	21
Shanxi Meijin Energy Co. Ltd., Class A*	81,300	72
Shanxi Securities Co. Ltd., Class A	48,230	45
Shanxi Taigang Stainless Steel Co. Ltd., Class A	164,300	77
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	14,700	301
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	56,420	30
Shenergy Co. Ltd., Class A	111,400	93

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Shengyi Technology Co. Ltd., Class A	41,800	$174
Shennan Circuits Co. Ltd., Class A	9,380	223
Shenwan Hongyuan Group Co. Ltd., Class A*	367,100	261
Shenzhen Airport Co. Ltd., Class A	65,300	70
Shenzhen Energy Group Co. Ltd., Class A	101,656	67
Shenzhen Expressway Co. Ltd., Class H	212,000	215
Shenzhen Goodix Technology Co. Ltd., Class A	7,700	243
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	13,800	49
Shenzhen Inovance Technology Co. Ltd., Class A	32,200	173
Shenzhen Kaifa Technology Co. Ltd., Class A	18,700	58
Shenzhen Kangtai Biological Products Co. Ltd., Class A	10,600	243
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	18,300	791
Shenzhen Overseas Chinese Town Co. Ltd., Class A	180,600	155
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,500	15
Shenzhen Sunway Communication Co. Ltd., Class A	15,400	116
Shenzhou International Group Holdings Ltd.	230,900	2,776
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	19,100	84
Shui On Land Ltd.	1,166,000	196
Siasun Robot & Automation Co. Ltd., Class A*	22,500	44
Sichuan Chuantou Energy Co. Ltd., Class A	83,800	110
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,000	86
Sichuan Languang Development Co. Ltd., Class A*	42,100	32
Sichuan Swellfun Co. Ltd., Class A	5,600	49
Silergy Corp.	20,000	1,298
SINA Corp.*	17,608	632
Sinolink Securities Co. Ltd., Class A	66,100	107
Sino-Ocean Group Holding Ltd.	796,048	191
Sinopec Engineering Group Co. Ltd., Class H	364,500	156
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Sinopec Shanghai Petrochemical Co. Ltd., Class A	144,100	$71
Sinopec Shanghai Petrochemical Co. Ltd., Class H	860,005	206
Sinopharm Group Co. Ltd., Class H	373,914	958
Sinotruk Hong Kong Ltd.	191,000	493
SOHO China Ltd.*	585,778	206
Songcheng Performance Development Co. Ltd., Class A	43,200	106
SooChow Securities Co. Ltd., Class A	38,010	44
Southwest Securities Co. Ltd., Class A	131,700	86
Spring Airlines Co. Ltd., Class A*	14,200	71
Sunac China Holdings Ltd.	709,000	2,974
Suning.com Co. Ltd., Class A	177,100	219
Sunny Optical Technology Group Co. Ltd.	197,925	3,159
Sunwoda Electronic Co. Ltd., Class A	22,300	60
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	30,300	128
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	74,800	83
TAL Education Group ADR*	106,326	7,271
TBEA Co. Ltd., Class A	94,200	91
TCL Technology Group Corp., Class A	202,500	179
Tencent Holdings Ltd.	1,585,189	101,823
Tencent Music Entertainment Group ADR*	98,247	1,322
Tianfeng Securities Co. Ltd., Class A	90,500	78
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	17,800	97
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	55,900	179
Tianma Microelectronics Co. Ltd., Class A	51,500	112
Tianqi Lithium Corp., Class A*	35,990	117
Tianshui Huatian Technology Co. Ltd., Class A	36,500	70
Tingyi Cayman Islands Holding Corp.	552,435	856
Toly Bread Co. Ltd., Class A	13,500	97
Tongcheng-Elong Holdings Ltd.*	222,000	400
TongFu Microelectronics Co. Ltd., Class A*	13,000	46
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	44,400	109
Tongkun Group Co. Ltd., Class A*	50,100	90

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	$59
Tongwei Co. Ltd., Class A	81,800	202
Topchoice Medical Corp., Class A*	6,100	144
Topsports International Holdings Ltd.(2)	348,000	448
Transfar Zhilian Co. Ltd., Class A	87,500	67
TravelSky Technology Ltd., Class H	265,000	467
Trip.com Group Ltd. ADR*	131,224	3,401
Tsingtao Brewery Co. Ltd., Class A	15,100	163
Tsingtao Brewery Co. Ltd., Class H	113,767	845
Tunghsu Optoelectronic Technology Co. Ltd., Class A	151,600	57
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	8,200	84
Uni-President China Holdings Ltd.	383,000	384
Unisplendour Corp. Ltd., Class A*	34,320	210
Universal Scientific Industrial Shanghai Co. Ltd., Class A	27,800	86
Venustech Group, Inc., Class A	10,800	64
Vipshop Holdings Ltd. ADR*	122,352	2,436
Visionox Technology, Inc., Class A*	42,000	85
Walvax Biotechnology Co. Ltd., Class A	30,500	227
Wanda Film Holding Co. Ltd., Class A*	45,800	99
Wangsu Science & Technology Co. Ltd., Class A	61,800	74
Wanhua Chemical Group Co. Ltd., Class A	56,000	396
Want Want China Holdings Ltd.	1,374,870	1,042
Weibo Corp. ADR*	14,783	497
Weichai Power Co. Ltd., Class A	101,700	197
Weichai Power Co. Ltd., Class H	544,812	1,016
Weifu High-Technology Group Co. Ltd., Class A	23,600	69
Weihai Guangwei Composites Co. Ltd., Class A	4,600	41
Wens Foodstuffs Group Co. Ltd.	117,600	361
Western Securities Co. Ltd., Class A	61,100	71
Westone Information Industry, Inc., Class A	25,100	76
Will Semiconductor Ltd., Class A	10,100	289
Wingtech Technology Co. Ltd., Class A*	18,700	336
Winning Health Technology Group Co. Ltd., Class A	43,030	140
Wonders Information Co. Ltd., Class A	13,200	41
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Wuchan Zhongda Group Co. Ltd., Class A	124,900	$75
Wuhan Guide Infrared Co. Ltd., Class A	29,410	122
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	40,500	268
Wuliangye Yibin Co. Ltd., Class A	63,900	1,547
WUS Printed Circuit Kunshan Co. Ltd., Class A	33,800	120
WuXi AppTec Co. Ltd., Class A	37,660	515
WuXi AppTec Co. Ltd., Class H(2)	45,576	597
Wuxi Biologics Cayman, Inc.(2) *	253,500	4,645
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	18,200	119
XCMG Construction Machinery Co. Ltd., Class A	117,700	98
Xiamen C & D, Inc., Class A	28,100	32
Xiaomi Corp., Class B(2) *	2,891,400	4,797
Xinhu Zhongbao Co. Ltd., Class A	163,100	69
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	63,800	90
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	224,036	193
Xinyi Solar Holdings Ltd.	1,112,739	1,059
Yango Group Co. Ltd., Class A	95,800	86
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,100	75
Yanzhou Coal Mining Co. Ltd., Class A	66,500	82
Yanzhou Coal Mining Co. Ltd., Class H	413,138	309
Yealink Network Technology Corp. Ltd., Class A	14,400	139
Yifeng Pharmacy Chain Co. Ltd., Class A	12,320	159
Yihai International Holding Ltd.*	132,000	1,355
Yintai Gold Co. Ltd., Class A	24,000	53
Yonghui Superstores Co. Ltd., Class A	165,300	219
Yonyou Network Technology Co. Ltd., Class A	61,035	379
Youngor Group Co. Ltd., Class A	43,200	36
Youzu Interactive Co. Ltd., Class A*	14,000	51
Yuan Longping High-tech Agriculture Co. Ltd., Class A	19,100	45
Yum China Holdings, Inc.	99,232	4,770
Yunda Holding Co. Ltd., Class A	29,250	101
Yunnan Baiyao Group Co. Ltd., Class A	25,600	340

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Yunnan Energy New Material Co. Ltd., Class A	10,500	$98
Yuzhou Properties Co. Ltd.	580,315	251
Zai Lab Ltd. ADR*	14,311	1,175
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,393	250
Zhaojin Mining Industry Co. Ltd., Class H	312,500	371
Zhejiang Century Huatong Group Co. Ltd., Class A	44,800	97
Zhejiang Chint Electrics Co. Ltd., Class A	36,494	136
Zhejiang Dahua Technology Co. Ltd., Class A	48,500	132
Zhejiang Dingli Machinery Co. Ltd., Class A	5,040	54
Zhejiang Expressway Co. Ltd., Class H	397,294	282
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	111
Zhejiang Huayou Cobalt Co. Ltd., Class A	24,750	136
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,100	42
Zhejiang Longsheng Group Co. Ltd., Class A	74,600	135
Zhejiang NHU Co. Ltd., Class A	48,000	198
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	56,420	175
Zhejiang Supor Co. Ltd., Class A	13,000	131
Zhejiang Weixing New Building Materials Co. Ltd., Class A	9,200	15
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	14,400	127
Zhengzhou Yutong Bus Co. Ltd., Class A	57,700	100
Zhenro Properties Group Ltd.	446,000	279
Zheshang Securities Co. Ltd., Class A	28,400	40
ZhongAn Online P&C Insurance Co. Ltd., Class H(2) *	102,900	510
Zhongji Innolight Co. Ltd., Class A	8,200	73
Zhongjin Gold Corp. Ltd., Class A	53,600	69
Zhongsheng Group Holdings Ltd.	163,000	910
Zhuzhou CRRC Times Electric Co. Ltd., Class H	149,774	383
Zijin Mining Group Co. Ltd., Class A	342,100	215
Zijin Mining Group Co. Ltd., Class H	1,572,162	745
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
China – 36.3%continued
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	146,600	$133
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	363,600	280
ZTE Corp., Class A*	71,900	405
ZTE Corp., Class H	199,917	612
ZTO Express Cayman, Inc. ADR	104,071	3,820
		599,921
Colombia – 0.1%
Bancolombia S.A.	70,331	449
Ecopetrol S.A.	1,360,231	751
Grupo de Inversiones Suramericana S.A.	62,401	310
Interconexion Electrica S.A. ESP	127,960	640
		2,150
Czech Republic – 0.1%
CEZ A.S.	42,283	903
Komercni banka A.S.*	20,919	486
Moneta Money Bank A.S.(2)	151,153	341
		1,730
Egypt – 0.1%
Commercial International Bank Egypt S.A.E.	393,099	1,572
Eastern Co. S.A.E.	252,998	200
ElSewedy Electric Co.	220,868	91
		1,863
Greece – 0.1%
FF Group(5) *	18,664	10
Hellenic Telecommunications Organization S.A.	66,644	908
JUMBO S.A.	30,650	553
Motor Oil Hellas Corinth Refineries S.A.	17,495	243
OPAP S.A.	56,905	542
		2,256
Hong Kong – 3.5%
Alibaba Health Information Technology Ltd.*	1,012,000	2,956
Alibaba Pictures Group Ltd.*	3,300,000	439
Beijing Enterprises Holdings Ltd.	147,271	495
Beijing Enterprises Water Group Ltd.*	1,419,886	557
Bosideng International Holdings Ltd.	908,000	281
Brilliance China Automotive Holdings Ltd.	827,944	747
China Education Group Holdings Ltd.	152,000	245

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Hong Kong – 3.5%continued
China Everbright International Ltd.	983,629	$520
China Everbright Ltd.	275,110	399
China Gas Holdings Ltd.	722,895	2,226
China Jinmao Holdings Group Ltd.	1,493,791	1,052
China Mengniu Dairy Co. Ltd.*	763,870	2,913
China Merchants Port Holdings Co. Ltd.	402,938	475
China Mobile Ltd.	1,696,008	11,460
China Overseas Land & Investment Ltd.	1,060,695	3,203
China Overseas Property Holdings Ltd.	310,000	328
China Power International Development Ltd.	1,219,000	224
China Resources Beer Holdings Co. Ltd.	406,948	2,271
China Resources Cement Holdings Ltd.	674,000	832
China Resources Gas Group Ltd.	247,958	1,207
China Resources Land Ltd.	891,432	3,368
China Resources Power Holdings Co. Ltd.	541,735	640
China State Construction International Holdings Ltd.	557,600	326
China Taiping Insurance Holdings Co. Ltd.	462,704	742
China Traditional Chinese Medicine Holdings Co. Ltd.	756,000	364
China Unicom Hong Kong Ltd.	1,710,494	926
CITIC Ltd.	1,620,803	1,525
COSCO SHIPPING Ports Ltd.	435,865	235
Far East Horizon Ltd.	526,000	447
Geely Automobile Holdings Ltd.	1,627,641	2,556
Guangdong Investment Ltd.	820,514	1,408
Haier Electronics Group Co. Ltd.	358,000	1,088
Hutchison China MediTech Ltd. ADR*	17,993	496
Kingboard Holdings Ltd.	185,500	482
Kingboard Laminates Holdings Ltd.	308,000	309
Kunlun Energy Co. Ltd.	1,081,230	707
Lee & Man Paper Manufacturing Ltd.	362,000	195
Nine Dragons Paper Holdings Ltd.	466,923	424
Shanghai Industrial Holdings Ltd.	104,043	160
Shenzhen International Holdings Ltd.	321,755	514
Shenzhen Investment Ltd.	802,200	254
Shimao Group Holdings Ltd.	337,403	1,430
Sino Biopharmaceutical Ltd.	1,925,500	3,632
SSY Group Ltd.	440,000	301
Sun Art Retail Group Ltd.	668,500	1,141
Vinda International Holdings Ltd.	79,000	282
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Hong Kong – 3.5%continued
Wharf Holdings (The) Ltd.	414,000	$843
Yuexiu Property Co. Ltd.	1,886,000	336
		57,961
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC*	117,734	697
OTP Bank Nyrt.*	61,994	2,171
Richter Gedeon Nyrt.	38,845	804
		3,672
India – 7.8%
Adani Ports & Special Economic Zone Ltd.	140,888	648
Ambuja Cements Ltd.	175,807	454
Asian Paints Ltd.	79,900	1,797
Aurobindo Pharma Ltd.	79,692	816
Avenue Supermarts Ltd.*	43,330	1,319
Axis Bank Ltd.	577,095	3,146
Bajaj Auto Ltd.	23,092	868
Bajaj Finance Ltd.	49,537	1,880
Bajaj Finserv Ltd.	10,845	848
Bandhan Bank Ltd.	108,413	465
Berger Paints India Ltd.	68,995	454
Bharat Forge Ltd.	61,218	261
Bharat Petroleum Corp. Ltd.	180,559	899
Bharti Airtel Ltd.*	680,620	5,043
Bharti Infratel Ltd.	90,064	264
Biocon Ltd.	74,036	384
Bosch Ltd.	1,866	282
Britannia Industries Ltd.	16,124	775
Cipla Ltd.	94,070	801
Coal India Ltd.	342,307	606
Colgate-Palmolive India Ltd.	19,010	355
Container Corp. of India Ltd.	62,797	351
Dabur India Ltd.	149,368	926
Divi's Laboratories Ltd.	22,129	670
DLF Ltd.	174,787	343
Dr. Reddy's Laboratories Ltd.	30,573	1,606
Dr. Reddy's Laboratories Ltd. ADR	1,163	62
Eicher Motors Ltd.	3,680	899
GAIL India Ltd.	432,288	590
Godrej Consumer Products Ltd.	111,472	1,024
Grasim Industries Ltd.	85,027	700
Havells India Ltd.	65,260	501
HCL Technologies Ltd.	301,651	2,235
HDFC Asset Management Co. Ltd.(2)	12,701	418

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
India – 7.8%continued
HDFC Life Insurance Co. Ltd.(2) *	191,638	$1,396
Hero MotoCorp Ltd.	26,957	914
Hindalco Industries Ltd.	320,892	628
Hindustan Petroleum Corp. Ltd.	161,495	464
Hindustan Unilever Ltd.	227,394	6,573
Housing Development Finance Corp. Ltd.	454,930	10,671
ICICI Bank Ltd.	1,324,792	6,141
ICICI Lombard General Insurance Co. Ltd.(2)	55,236	932
ICICI Prudential Life Insurance Co. Ltd.(2)	97,182	552
Indian Oil Corp. Ltd.	520,144	588
Indraprastha Gas Ltd.	49,729	292
Info Edge India Ltd.	17,804	652
Infosys Ltd.	942,552	9,198
InterGlobe Aviation Ltd.(2)	26,974	351
ITC Ltd.*	952,215	2,463
JSW Steel Ltd.	233,785	590
Jubilant Foodworks Ltd.	18,550	426
Larsen & Toubro Ltd.	131,631	1,647
LIC Housing Finance Ltd.	87,923	309
Lupin Ltd.	63,226	768
Mahindra & Mahindra Ltd.	206,144	1,401
Marico Ltd.	119,688	561
Maruti Suzuki India Ltd.	33,473	2,602
Motherson Sumi Systems Ltd.	246,229	311
Nestle India Ltd.	6,456	1,470
NTPC Ltd.	675,230	862
Oil & Natural Gas Corp. Ltd.	688,968	750
Page Industries Ltd.	1,609	426
Petronet LNG Ltd.	177,820	610
Pidilite Industries Ltd.	32,300	590
Piramal Enterprises Ltd.	26,314	481
Power Grid Corp. of India Ltd.	503,630	1,172
REC Ltd.	177,247	254
Reliance Industries Ltd.	789,071	17,834
SBI Life Insurance Co. Ltd.(2) *	111,479	1,193
Shree Cement Ltd.	2,436	750
Shriram Transport Finance Co. Ltd.	19,336	178
Siemens Ltd.	17,542	255
State Bank of India*	488,966	1,157
Sun Pharmaceutical Industries Ltd.	233,989	1,467
Tata Consultancy Services Ltd.	249,113	6,896
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
India – 7.8%continued
Tata Consumer Products Ltd.	108,015	$556
Tata Motors Ltd.*	462,399	602
Tata Steel Ltd.	94,568	410
Tech Mahindra Ltd.	130,771	948
Titan Co. Ltd.	85,697	1,083
Torrent Pharmaceuticals Ltd.	13,231	417
UltraTech Cement Ltd.	31,465	1,633
United Spirits Ltd.*	80,395	633
UPL Ltd.*	138,254	781
Vedanta Ltd.	508,923	715
Wipro Ltd.	315,601	921
Zee Entertainment Enterprises Ltd.	248,743	562
		128,726
Indonesia – 1.4%
Ace Hardware Indonesia Tbk PT*	1,632,100	173
Adaro Energy Tbk PT	4,063,020	283
Astra International Tbk PT	5,565,960	1,871
Bank Central Asia Tbk PT	2,726,992	5,438
Bank Mandiri Persero Tbk PT	5,148,510	1,786
Bank Negara Indonesia Persero Tbk PT	2,085,309	669
Bank Rakyat Indonesia Persero Tbk PT	15,334,290	3,273
Barito Pacific Tbk PT*	7,526,800	616
Charoen Pokphand Indonesia Tbk PT	2,058,835	804
Gudang Garam Tbk PT	122,715	405
Hanjaya Mandala Sampoerna Tbk PT	2,776,400	322
Indah Kiat Pulp & Paper Corp. Tbk PT	690,300	289
Indocement Tunggal Prakarsa Tbk PT*	384,403	318
Indofood CBP Sukses Makmur Tbk PT	647,300	424
Indofood Sukses Makmur Tbk PT	1,263,071	577
Kalbe Farma Tbk PT	5,965,380	610
Perusahaan Gas Negara Tbk PT	2,990,512	237
Semen Indonesia Persero Tbk PT	831,655	561
Telekomunikasi Indonesia Persero Tbk PT	13,694,962	2,926
Unilever Indonesia Tbk PT	2,109,840	1,168
United Tractors Tbk PT	462,371	536
XL Axiata Tbk PT	1,018,600	199
		23,485
Malaysia – 1.7%
AMMB Holdings Bhd.	447,637	326
Axiata Group Bhd.	762,703	636
Carlsberg Brewery Malaysia Bhd.	49,100	286
CIMB Group Holdings Bhd.	1,753,996	1,468
Dialog Group Bhd.	1,058,044	896

NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Malaysia – 1.7%continued
DiGi.Com Bhd.	866,500	$875
Fraser & Neave Holdings Bhd.	43,100	327
Gamuda Bhd.	505,936	432
Genting Bhd.	568,300	548
Genting Malaysia Bhd.	836,000	497
Genting Plantations Bhd.	74,500	170
HAP Seng Consolidated Bhd.	184,700	381
Hartalega Holdings Bhd.	466,700	1,425
Hong Leong Bank Bhd.	177,898	587
Hong Leong Financial Group Bhd.	62,128	191
IHH Healthcare Bhd.	627,400	809
IJM Corp. Bhd.	717,240	305
IOI Corp. Bhd.	642,740	653
Kuala Lumpur Kepong Bhd.	124,892	648
Malayan Banking Bhd.	1,080,859	1,902
Malaysia Airports Holdings Bhd.	293,393	376
Maxis Bhd.	669,051	843
MISC Bhd.	376,460	674
Nestle Malaysia Bhd.	19,400	633
Petronas Chemicals Group Bhd.	664,800	968
Petronas Dagangan Bhd.	82,600	395
Petronas Gas Bhd.	220,000	868
PPB Group Bhd.	176,700	734
Press Metal Aluminium Holdings Bhd.	398,100	424
Public Bank Bhd.	803,361	3,108
QL Resources Bhd.	191,400	426
RHB Bank Bhd.	449,546	505
Sime Darby Bhd.	732,928	371
Sime Darby Plantation Bhd.	577,128	667
Telekom Malaysia Bhd.	326,586	318
Tenaga Nasional Bhd.	626,850	1,703
Top Glove Corp. Bhd.	427,900	1,618
Westports Holdings Bhd.	199,600	178
YTL Corp. Bhd.	809,795	158
		28,329
Mexico – 1.7%
Alfa S.A.B. de C.V., Class A	832,480	468
America Movil S.A.B. de C.V., Series L	9,305,335	5,980
Arca Continental S.A.B. de C.V.	128,184	563
Becle S.A.B. de C.V.	119,500	230
Cemex S.A.B. de C.V.	4,177,852	1,178
Coca-Cola Femsa S.A.B. de C.V.	140,122	611
Fibra Uno Administracion S.A. de C.V.	876,401	693
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Mexico – 1.7%continued
Fomento Economico Mexicano S.A.B. de C.V.	537,443	$3,336
Gruma S.A.B. de C.V., Class B	62,620	679
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	105,352	760
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	58,885	660
Grupo Bimbo S.A.B. de C.V., Series A	452,328	759
Grupo Carso S.A.B. de C.V., Series A1	135,273	262
Grupo Financiero Banorte S.A.B. de C.V., Series O	718,488	2,486
Grupo Financiero Inbursa S.A.B. de C.V., Series O*	624,033	434
Grupo Mexico S.A.B. de C.V., Series B	863,339	2,006
Grupo Televisa S.A.B.*	664,014	697
Industrias Penoles S.A.B. de C.V.	39,444	405
Infraestructura Energetica Nova S.A.B. de C.V.	158,100	455
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	427,327	666
Megacable Holdings S.A.B. de C.V.	83,551	245
Orbia Advance Corp. S.A.B. de C.V.	291,980	431
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	62,675	453
Wal-Mart de Mexico S.A.B. de C.V.	1,444,783	3,455
		27,912
Pakistan – 0.0%
Habib Bank Ltd.	161,400	93
MCB Bank Ltd.	125,000	121
Oil & Gas Development Co. Ltd.	213,400	140
		354
Peru – 0.3%
Cia de Minas Buenaventura S.A.A. ADR	59,462	544
Credicorp Ltd.	18,713	2,501
Southern Copper Corp.	23,627	940
		3,985
Philippines – 0.8%
Aboitiz Equity Ventures, Inc.	546,629	502
Aboitiz Power Corp.	403,944	219
Altus Property Ventures, Inc.*	18,267	15
Ayala Corp.	77,847	1,215
Ayala Land, Inc.	2,240,360	1,500
Bank of the Philippine Islands	255,686	372

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Philippines – 0.8%continued
BDO Unibank, Inc.	540,509	$1,066
Globe Telecom, Inc.	8,850	366
GT Capital Holdings, Inc.	27,762	255
International Container Terminal Services, Inc.	277,780	575
JG Summit Holdings, Inc.	790,201	1,033
Jollibee Foods Corp.	123,093	347
Manila Electric Co.	61,790	334
Megaworld Corp.	3,076,700	190
Metro Pacific Investments Corp.	3,895,400	291
Metropolitan Bank & Trust Co.	471,649	351
PLDT, Inc.	24,090	601
Puregold Price Club, Inc.	222,400	208
Robinsons Land Corp.	582,170	205
SM Investments Corp.*	66,522	1,241
SM Prime Holdings, Inc.	2,797,713	1,770
Universal Robina Corp.	242,640	628
		13,284
Poland – 0.7%
Bank Polska Kasa Opieki S.A.	50,445	686
CD Projekt S.A.*	18,952	1,890
Cyfrowy Polsat S.A.	78,391	521
Dino Polska S.A.(2) *	13,929	706
Grupa Lotos S.A.	23,717	359
KGHM Polska Miedz S.A.*	37,933	871
LPP S.A.*	351	534
mBank S.A.*	3,713	216
Orange Polska S.A.*	193,347	304
PGE Polska Grupa Energetyczna S.A.*	238,368	414
Polski Koncern Naftowy ORLEN S.A.	82,783	1,309
Polskie Gornictwo Naftowe i Gazownictwo S.A.	479,151	550
Powszechna Kasa Oszczednosci Bank Polski S.A.	243,292	1,409
Powszechny Zaklad Ubezpieczen S.A.	162,986	1,191
Santander Bank Polska S.A.*	9,666	428
		11,388
Qatar – 0.8%
Barwa Real Estate Co.	530,941	445
Commercial Bank PSQC (The)	522,212	546
Industries Qatar QSC	496,098	1,049
Masraf Al Rayan QSC	1,023,308	1,074
Mesaieed Petrochemical Holding Co.	1,237,063	687
Ooredoo QPSC	233,591	419
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Qatar – 0.8%continued
Qatar Electricity & Water Co. QSC	145,522	$632
Qatar Fuel QSC	131,762	584
Qatar International Islamic Bank QSC	190,407	425
Qatar Islamic Bank S.A.Q.	321,669	1,394
Qatar National Bank QPSC	1,249,694	5,976
		13,231
Romania – 0.0%
NEPI Rockcastle PLC	103,388	529
Russia – 3.1%
Alrosa PJSC	711,400	644
Gazprom PJSC	1,673,038	4,540
Gazprom PJSC ADR	816,297	4,396
Inter RAO UES PJSC	10,209,623	695
LUKOIL PJSC	55,975	4,150
LUKOIL PJSC ADR	59,399	4,403
Magnit PJSC	2,287	129
Magnit PJSC GDR (Registered)	88,295	1,145
Magnitogorsk Iron & Steel Works PJSC	653,700	340
MMC Norilsk Nickel PJSC	15,819	4,155
MMC Norilsk Nickel PJSC ADR	17,697	463
Mobile TeleSystems PJSC ADR	129,234	1,188
Moscow Exchange MICEX-RTS PJSC	371,686	591
Novatek PJSC GDR (Registered)	25,133	3,568
Novolipetsk Steel PJSC	342,780	678
PhosAgro PJSC GDR (Registered)	35,003	432
Polymetal International PLC	65,069	1,276
Polyus PJSC	9,175	1,546
Rosneft Oil Co. PJSC	166,885	845
Rosneft Oil Co. PJSC GDR (Registered)	157,036	788
Sberbank of Russia PJSC	2,916,362	8,305
Sberbank of Russia PJSC (Moscow Exchange)	56,000	159
Severstal PAO	45,259	549
Severstal PAO GDR (Registered)	10,645	129
Surgutneftegas PJSC	1,077,567	581
Surgutneftegas PJSC ADR	95,608	510
Tatneft PJSC	333,778	2,587
Tatneft PJSC ADR	1,663	78
Tatneft PJSC ADR (London Exchange)	8,388	391
VTB Bank PJSC	751,736,738	369
VTB Bank PJSC GDR(2) (6)	11,036	11
VTB Bank PJSC GDR (Registered)	67,875	64
X5 Retail Group N.V. GDR (Registered)	33,883	1,191
		50,896

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Saudi Arabia – 2.6%
Abdullah Al Othaim Markets Co.	10,032	$299
Advanced Petrochemical Co.	30,924	439
Al Rajhi Bank	339,125	5,120
Alinma Bank*	272,927	1,059
Almarai Co. JSC	69,308	962
Arab National Bank	168,110	852
Bank AlBilad	97,359	574
Bank Al-Jazira	102,558	309
Banque Saudi Fransi	163,937	1,249
Bupa Arabia for Cooperative Insurance Co.	14,772	430
Co for Cooperative Insurance (The)*	18,908	359
Dar Al Arkan Real Estate Development Co.*	154,388	292
Emaar Economic City*	117,237	213
Etihad Etisalat Co.*	102,628	728
Jarir Marketing Co.	16,350	637
National Commercial Bank	405,687	4,031
National Industrialization Co.*	79,584	222
Rabigh Refining & Petrochemical Co.*	69,209	248
Riyad Bank	373,082	1,678
Sahara International Petrochemical Co.	104,731	403
Samba Financial Group	272,060	1,949
Saudi Airlines Catering Co.	11,114	229
Saudi Arabian Fertilizer Co.	55,050	1,094
Saudi Arabian Mining Co.*	119,783	1,112
Saudi Arabian Oil Co.(2)	330,425	2,864
Saudi Basic Industries Corp.	248,583	5,842
Saudi British Bank (The)	200,098	1,216
Saudi Cement Co.	23,027	325
Saudi Electricity Co.	230,682	961
Saudi Industrial Investment Group	66,901	360
Saudi Kayan Petrochemical Co.*	210,996	462
Saudi Telecom Co.	165,774	4,377
Savola Group (The)	71,731	805
Yanbu National Petrochemical Co.	70,512	963
		42,663
Singapore – 0.0%
BOC Aviation Ltd.(2)	63,300	407
South Africa – 3.7%
Absa Group Ltd.	197,370	970
Anglo American Platinum Ltd.	15,118	1,092
AngloGold Ashanti Ltd.	115,455	3,390
Aspen Pharmacare Holdings Ltd.*	106,431	880
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
South Africa – 3.7%continued
Bid Corp. Ltd.	92,961	$1,518
Bidvest Group (The) Ltd.	79,195	648
Capitec Bank Holdings Ltd.	13,316	659
Clicks Group Ltd.	68,652	832
Discovery Ltd.	110,492	665
Exxaro Resources Ltd.	66,451	499
FirstRand Ltd.	1,595,596	3,498
Gold Fields Ltd.	246,142	2,327
Growthpoint Properties Ltd.	848,163	652
Impala Platinum Holdings Ltd.	222,735	1,488
Kumba Iron Ore Ltd.	17,975	480
Life Healthcare Group Holdings Ltd.	391,255	380
Momentum Metropolitan Holdings	258,784	263
Mr Price Group Ltd.	70,577	581
MTN Group Ltd.	469,906	1,430
MultiChoice Group*	121,912	746
Naspers Ltd., Class N	123,024	22,443
Nedbank Group Ltd.	101,877	599
Northam Platinum Ltd.*	93,930	628
Old Mutual Ltd.	1,300,289	902
Pepkor Holdings Ltd.(2)	232,419	147
Pick n Pay Stores Ltd.	95,758	281
PSG Group Ltd.	44,939	410
Rand Merchant Investment Holdings Ltd.	216,879	366
Reinet Investments S.C.A.	40,861	717
Remgro Ltd.	151,495	872
Sanlam Ltd.	522,227	1,773
Sasol Ltd.*	153,464	1,173
Shoprite Holdings Ltd.	138,399	850
Sibanye Stillwater Ltd.*	628,637	1,368
SPAR Group (The) Ltd.	53,472	529
Standard Bank Group Ltd.	354,445	2,133
Tiger Brands Ltd.	41,517	427
Vodacom Group Ltd.	180,702	1,280
Woolworths Holdings Ltd.	283,423	540
		60,436
South Korea – 10.7%
Amorepacific Corp.	8,984	1,263
AMOREPACIFIC Group	8,464	367
BGF retail Co. Ltd.	1,853	214
BNK Financial Group, Inc.	72,274	300
Celltrion Healthcare Co. Ltd.*	19,000	1,714
Celltrion Pharm, Inc.*	4,480	477

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
South Korea – 10.7%continued
Celltrion, Inc.*	26,114	$6,692
Cheil Worldwide, Inc.	20,851	288
CJ CheilJedang Corp.	2,375	650
CJ Corp.	4,106	297
CJ ENM Co. Ltd.	2,948	273
CJ Logistics Corp.*	2,650	347
Coway Co. Ltd.	13,353	807
Daelim Industrial Co. Ltd.	7,627	527
Daewoo Engineering & Construction Co. Ltd.*	48,995	141
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	10,696	244
DB Insurance Co. Ltd.	13,394	477
Doosan Bobcat, Inc.	14,702	326
Douzone Bizon Co. Ltd.	5,023	430
E-MART, Inc.	4,993	442
Fila Holdings Corp.	14,434	427
GS Engineering & Construction Corp.	17,535	362
GS Holdings Corp.	14,549	438
GS Retail Co. Ltd.	7,845	239
Hana Financial Group, Inc.	82,287	1,873
Hankook Tire & Technology Co. Ltd.	20,010	410
Hanmi Pharm Co. Ltd.	1,763	357
Hanon Systems	51,278	386
Hanwha Corp.	11,199	209
Hanwha Solutions Corp.	28,814	468
Helixmith Co. Ltd.*	6,809	349
HLB, Inc.*	12,304	948
Hotel Shilla Co. Ltd.	8,902	532
Hyundai Department Store Co. Ltd.	3,911	185
Hyundai Engineering & Construction Co. Ltd.	21,342	593
Hyundai Glovis Co. Ltd.	5,089	434
Hyundai Heavy Industries Holdings Co. Ltd.	2,679	548
Hyundai Marine & Fire Insurance Co. Ltd.	17,225	328
Hyundai Mobis Co. Ltd.	18,350	2,928
Hyundai Motor Co.	41,344	3,398
Hyundai Steel Co.	23,610	407
Industrial Bank of Korea	66,956	455
Kakao Corp.	15,629	3,509
Kangwon Land, Inc.	31,319	565
KB Financial Group, Inc.	108,525	3,103
Kia Motors Corp.	71,980	1,941
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
South Korea – 10.7%continued
KMW Co. Ltd.*	7,601	$405
Korea Aerospace Industries Ltd.	21,831	436
Korea Electric Power Corp.*	71,191	1,163
Korea Gas Corp.	7,741	170
Korea Investment Holdings Co. Ltd.	11,522	426
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	10,917	804
Korea Zinc Co. Ltd.	2,323	652
Korean Air Lines Co. Ltd.*	13,867	203
KT&G Corp.	32,274	2,109
Kumho Petrochemical Co. Ltd.	5,344	334
LG Chem Ltd.	12,770	5,276
LG Corp.	26,544	1,571
LG Display Co. Ltd.*	65,198	622
LG Electronics, Inc.	29,980	1,591
LG Household & Health Care Ltd.	2,595	2,903
LG Innotek Co. Ltd.	3,948	580
LG Uplus Corp.	58,693	600
Lotte Chemical Corp.	4,821	669
Lotte Corp.	6,728	178
Lotte Shopping Co. Ltd.	3,188	213
Meritz Securities Co. Ltd.	61,660	157
Mirae Asset Daewoo Co. Ltd.	83,441	469
NAVER Corp.	34,163	7,662
NCSoft Corp.	4,570	3,409
Netmarble Corp.(2) *	5,990	504
NH Investment & Securities Co. Ltd.	29,359	204
Orion Corp.	6,449	724
Ottogi Corp.	388	181
Pan Ocean Co. Ltd.*	76,849	247
Pearl Abyss Corp.*	1,730	315
POSCO	20,205	2,922
POSCO Chemical Co. Ltd.	5,998	379
Posco International Corp.	15,808	185
S-1 Corp.	5,006	357
Samsung Biologics Co. Ltd.(2) *	4,604	2,988
Samsung C&T Corp.	23,545	2,294
Samsung Card Co. Ltd.	9,368	213
Samsung Electro-Mechanics Co. Ltd.	15,683	1,702
Samsung Electronics Co. Ltd.	1,319,663	58,500
Samsung Engineering Co. Ltd.*	43,163	446
Samsung Fire & Marine Insurance Co. Ltd.	8,496	1,243
Samsung Heavy Industries Co. Ltd.*	121,676	610

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
South Korea – 10.7%continued
Samsung Life Insurance Co. Ltd.	19,228	$714
Samsung SDI Co. Ltd.	15,227	4,657
Samsung SDS Co. Ltd.	9,717	1,374
Samsung Securities Co. Ltd.	18,645	413
Shinhan Financial Group Co. Ltd.	125,827	3,006
Shinsegae, Inc.	2,122	393
SK Holdings Co. Ltd.	9,771	2,393
SK Hynix, Inc.	150,947	10,798
SK Innovation Co. Ltd.	15,341	1,694
SK Telecom Co. Ltd.	5,131	900
SK Telecom Co. Ltd. ADR	1,900	37
S-Oil Corp.	11,990	640
Woori Financial Group, Inc.	148,686	1,102
Yuhan Corp.	13,315	564
		176,969
Taiwan – 11.8%
Accton Technology Corp.	141,000	1,087
Acer, Inc.	795,800	482
Advantech Co. Ltd.	92,551	925
ASE Technology Holding Co. Ltd.	900,928	2,058
Asia Cement Corp.	627,567	926
Asustek Computer, Inc.	191,546	1,401
AU Optronics Corp.	2,445,215	765
Catcher Technology Co. Ltd.	191,111	1,435
Cathay Financial Holding Co. Ltd.	2,175,212	3,081
Chailease Holding Co. Ltd.	349,615	1,476
Chang Hwa Commercial Bank Ltd.	1,406,987	921
Cheng Shin Rubber Industry Co. Ltd.	488,184	557
Chicony Electronics Co. Ltd.	140,765	406
China Airlines Ltd.	795,307	221
China Development Financial Holding Corp.	3,575,868	1,144
China Life Insurance Co. Ltd.*	779,002	574
China Steel Corp.	3,227,156	2,260
Chunghwa Telecom Co. Ltd.	1,038,493	4,116
Compal Electronics, Inc.	1,122,759	731
CTBC Financial Holding Co. Ltd.	4,846,878	3,335
Delta Electronics, Inc.	538,343	3,072
E.Sun Financial Holding Co. Ltd.	2,916,301	2,740
Eclat Textile Co. Ltd.	53,182	614
Eva Airways Corp.	598,592	227
Evergreen Marine Corp. Taiwan Ltd.*	617,891	225
Far Eastern New Century Corp.	846,789	799
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Taiwan – 11.8%continued
Far EasTone Telecommunications Co. Ltd.	430,345	$991
Feng TAY Enterprise Co. Ltd.	92,440	520
First Financial Holding Co. Ltd.	2,768,943	2,121
Formosa Chemicals & Fibre Corp.	965,499	2,471
Formosa Petrochemical Corp.	323,487	968
Formosa Plastics Corp.	1,055,682	3,127
Formosa Taffeta Co. Ltd.	207,827	256
Foxconn Technology Co. Ltd.	250,131	478
Fubon Financial Holding Co. Ltd.	1,845,025	2,740
Giant Manufacturing Co. Ltd.	76,483	682
Globalwafers Co. Ltd.	59,000	804
Highwealth Construction Corp.	188,490	278
Hiwin Technologies Corp.	69,947	693
Hon Hai Precision Industry Co. Ltd.	3,443,942	10,052
Hotai Motor Co. Ltd.	83,900	1,991
Hua Nan Financial Holdings Co. Ltd.	2,213,993	1,497
Innolux Corp.	2,288,900	611
Inventec Corp.	704,314	603
Largan Precision Co. Ltd.	27,835	3,841
Lite-On Technology Corp.	598,964	944
MediaTek, Inc.	418,334	8,185
Mega Financial Holding Co. Ltd.	3,001,543	3,138
Micro-Star International Co. Ltd.	191,000	694
Nan Ya Plastics Corp.	1,419,951	3,100
Nanya Technology Corp.	344,071	709
Nien Made Enterprise Co. Ltd.	44,000	427
Novatek Microelectronics Corp.	162,850	1,256
Pegatron Corp.	541,594	1,172
Phison Electronics Corp.	42,608	423
Pou Chen Corp.	659,093	642
Powertech Technology, Inc.	198,568	718
President Chain Store Corp.	157,220	1,579
Quanta Computer, Inc.	801,576	1,925
Realtek Semiconductor Corp.	137,457	1,389
Ruentex Development Co. Ltd.*	131,757	228
Shanghai Commercial & Savings Bank (The) Ltd.	938,359	1,444
Shin Kong Financial Holding Co. Ltd.*	3,042,344	885
SinoPac Financial Holdings Co. Ltd.	2,844,792	1,044
Standard Foods Corp.	121,355	259
Synnex Technology International Corp.	385,940	544
Taishin Financial Holding Co. Ltd.	2,647,365	1,195
Taiwan Business Bank	1,578,190	576

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Taiwan – 11.8%continued
Taiwan Cement Corp.	1,292,004	$1,868
Taiwan Cooperative Financial Holding Co. Ltd.	2,517,519	1,767
Taiwan High Speed Rail Corp.	579,000	715
Taiwan Mobile Co. Ltd.	452,076	1,692
Taiwan Semiconductor Manufacturing Co. Ltd.	6,809,749	72,061
Tatung Co. Ltd.*	489,000	347
Uni-President Enterprises Corp.	1,333,150	3,217
United Microelectronics Corp.	3,082,043	1,658
Vanguard International Semiconductor Corp.	254,000	669
Walsin Technology Corp.	88,000	532
Win Semiconductors Corp.	88,000	889
Winbond Electronics Corp.	873,000	394
Wistron Corp.	790,449	956
Wiwynn Corp.	22,000	597
WPG Holdings Ltd.	442,290	587
Ya Hsin Industrial Co. Ltd.(4) *	121,548	—
Yageo Corp.	103,377	1,331
Yuanta Financial Holding Co. Ltd.	2,575,814	1,519
Zhen Ding Technology Holding Ltd.	150,850	655
		194,232
Thailand – 2.2%
Advanced Info Service PCL (Registered)	194,000	1,161
Advanced Info Service PCL NVDR	134,199	803
Airports of Thailand PCL NVDR	1,181,700	2,318
Asset World Corp. PCL NVDR	1,479,700	185
B Grimm Power PCL NVDR	208,600	362
Bangkok Bank PCL (Registered)	90,100	315
Bangkok Bank PCL NVDR	75,300	261
Bangkok Commercial Asset Management PCL NVDR	452,900	357
Bangkok Dusit Medical Services PCL NVDR	2,642,100	1,925
Bangkok Expressway & Metro PCL NVDR	2,098,598	646
Berli Jucker PCL NVDR	332,300	425
BTS Group Holdings PCL NVDR	2,057,600	754
Bumrungrad Hospital PCL NVDR	110,487	417
Central Pattana PCL NVDR	632,100	1,011
Central Retail Corp. PCL NVDR*	533,058	572
Charoen Pokphand Foods PCL NVDR	1,077,757	1,109
CP ALL PCL (Registered)	905,200	1,984
CP ALL PCL NVDR	701,236	1,538
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Thailand – 2.2%continued
Electricity Generating PCL NVDR	82,300	$659
Energy Absolute PCL NVDR	407,000	517
Global Power Synergy PCL NVDR	207,400	494
Gulf Energy Development PCL NVDR	606,100	742
Home Product Center PCL NVDR	1,602,004	809
Indorama Ventures PCL NVDR	466,547	420
Intouch Holdings PCL NVDR	617,500	1,125
IRPC PCL (Registered)	1,860,900	158
IRPC PCL NVDR	937,681	80
Kasikornbank PCL (Registered)	151,500	458
Kasikornbank PCL NVDR	372,947	1,128
Krung Thai Bank PCL (Registered)	699,750	233
Krung Thai Bank PCL NVDR	77,593	26
Krungthai Card PCL NVDR	190,400	187
Land & Houses PCL NVDR	2,329,300	573
Minor International PCL NVDR*	829,530	551
Muangthai Capital PCL NVDR	183,600	310
Osotspa PCL NVDR	213,900	265
PTT Exploration & Production PCL (Registered)	242,500	720
PTT Exploration & Production PCL NVDR	141,343	420
PTT Global Chemical PCL (Registered)	189,814	284
PTT Global Chemical PCL NVDR	378,376	567
PTT PCL (Registered)	1,835,000	2,241
PTT PCL NVDR	1,315,900	1,611
Ratch Group PCL NVDR	231,700	467
Siam Cement (The) PCL (Registered)	51,000	607
Siam Cement (The) PCL NVDR	165,098	1,976
Siam Commercial Bank (The) PCL (Registered)	232,700	546
Siam Commercial Bank (The) PCL NVDR	2,076	5
Srisawad Corp. PCL NVDR*	215,700	365
Thai Oil PCL (Registered)	97,800	140
Thai Oil PCL NVDR	169,795	244
Thai Union Group PCL NVDR	850,800	355
TMB Bank PCL NVDR	7,051,563	240
Total Access Communication PCL NVDR	198,100	252
True Corp. PCL NVDR	3,372,952	372
		36,290
Turkey – 0.4%
Akbank T.A.S.*	886,416	786

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Turkey – 0.4%continued
Anadolu Efes Biracilik Ve Malt Sanayii A.S.*	59,009	$184
Aselsan Elektronik Sanayi Ve Ticaret A.S.	94,382	447
BIM Birlesik Magazalar A.S.	127,078	1,261
Eregli Demir ve Celik Fabrikalari T.A.S.*	421,298	527
Ford Otomotiv Sanayi A.S.	17,044	176
Haci Omer Sabanci Holding A.S.	276,836	373
Is Gayrimenkul Yatirim Ortakligi A.S.(3) *	1	—
KOC Holding A.S.	214,067	562
TAV Havalimanlari Holding A.S.	42,692	121
Tupras Turkiye Petrol Rafinerileri A.S.*	36,952	482
Turk Hava Yollari A.O.*	138,519	253
Turkcell Iletisim Hizmetleri A.S.	284,581	682
Turkiye Garanti Bankasi A.S.*	663,237	818
Turkiye Is Bankasi A.S., Class C*	460,389	375
Yapi ve Kredi Bankasi A.S.*	611,039	217
		7,264
United Arab Emirates – 0.5%
Abu Dhabi Commercial Bank PJSC	779,473	1,060
Aldar Properties PJSC	1,103,312	535
Dubai Islamic Bank PJSC	490,109	510
Emaar Malls PJSC*	671,511	253
Emaar Properties PJSC*	970,960	730
Emirates NBD Bank PJSC	330,731	801
Emirates Telecommunications Group Co. PJSC	480,523	2,162
First Abu Dhabi Bank PJSC	764,475	2,364
		8,415
Total Common Stocks
(Cost $1,060,687)		1,569,378

PREFERRED STOCKS – 2.2%(1)
Brazil – 1.4%
Banco Bradesco S.A., 8.12%(7)	1,214,201	4,678
Braskem S.A., Class A, 3.55%(7)	53,041	229
Centrais Eletricas Brasileiras S.A., Class B*	77,041	455
Cia Energetica de Minas Gerais*	251,403	513
Cia Paranaense de Energia, Class B*	21,800	245
Gerdau S.A., 0.76%(7)	303,161	895
Itau Unibanco Holding S.A., 0.68%(7)	1,334,539	6,307
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 2.2% (1)continued
Brazil – 1.4%continued
Itausa S.A., 0.8%(7)	1,214,839	$2,158
Lojas Americanas S.A.*	210,380	1,249
Petroleo Brasileiro S.A.*	1,318,995	5,283
Telefonica Brasil S.A., 5.58%(7)	122,473	1,089
		23,101
Chile – 0.1%
Embotelladora Andina S.A., Class B, 4.14%(7)	109,847	269
Sociedad Quimica y Minera de Chile S.A., Class B, 3.21%(7)	32,073	834
		1,103
Colombia – 0.0%
Bancolombia S.A., 4.68%(7)	117,908	775
Bancolombia S.A. ADR, 4.66%(7)	2,352	62
		837
Russia – 0.1%
Surgutneftegas PJSC, 2.77%(7)	1,900,537	937
South Korea – 0.6%
Amorepacific Corp., 1.58%(7)	2,138	127
Hyundai Motor Co., 5.5%(7)	6,036	279
Hyundai Motor Co. (2nd Preferred), 5.37%(7)	9,922	474
LG Chem Ltd., 0.81%(7)	2,009	423
LG Household & Health Care Ltd., 1.51%(7)	572	347
Samsung Electronics Co. Ltd., 3.02%(7)	227,775	8,895
		10,545
Total Preferred Stocks
(Cost $38,399)		36,523

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 0.0%
India – 0.0%
Britannia Industries Ltd.,
8.00%, 8/28/22 (INR)	$747	$10
Total Foreign Issuer Bonds
(Cost $10)		10

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
South Korea – 0.0%
Korean Air Lines Co. Ltd.*	9,175	$13

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0% continued
Thailand – 0.0%
Minor International PCL NVDR*	101,162	$5
Total Rights
(Cost $63)		18

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(8) (9)	14,503,391	14,503
Total Investment Companies
(Cost $14,503)		14,503

Total Investments – 98.0%
(Cost $1,113,662)		1,620,432
Other Assets less Liabilities – 2.0%		32,879
Net Assets – 100.0%		$1,653,311

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Value rounds to less than one thousand.
(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Level 3 asset.
(6)	Restricted security that has been deemed illiquid. At June 30, 2020, the value of this restricted illiquid security amounted to approximately $11,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
VTB Bank PJSC GDR	5/11/07-10/28/09	$80

(7)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

INR - Indian Rupee
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNY Mellon	Hong Kong Dollar	7,200	United States Dollar	929	9/16/20	$—*
Citibank	Korean Won	3,861,430	United States Dollar	3,222	9/16/20	2
Goldman Sachs	South African Rand	4,618	United States Dollar	268	9/16/20	4
Goldman Sachs	United States Dollar	473	Brazilian Real	2,600	9/16/20	4
Morgan Stanley	Brazilian Real	6,732	United States Dollar	1,313	9/16/20	79
Morgan Stanley	South African Rand	1,675	United States Dollar	97	9/16/20	1
Subtotal Appreciation						90
BNY Mellon	Hong Kong Dollar	14,273	United States Dollar	1,840	9/16/20	(1)
Citibank	Indian Rupee	2,913	United States Dollar	38	9/16/20	—*
Subtotal Depreciation						(1)
Total						$89

*	Amount rounds to less than one thousand.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	977	$48,151	Long	9/20	$366

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	13.5%
Consumer Discretionary	17.3
Consumer Staples	6.5
Energy	5.9
Financials	19.1
Health Care	4.3
Industrials	4.7
Information Technology	16.9
Materials	6.9
Real Estate	2.6
Utilities	2.3
Total	100.0%
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	23.8%
United States Dollar	13.8
Taiwan Dollar	12.2
Korean Won	11.7
Indian Rupee	8.0
Brazilian Real	5.2
All other currencies less than 5%	25.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$2,049	$—	$—	$2,049
Brazil	60,730	—	—	60,730
Chile	8,251	—	—	8,251
China	197,222	402,699	—	599,921
Colombia	2,150	—	—	2,150
Egypt	200	1,663	—	1,863
Greece	—	2,246	10	2,256
Hong Kong	496	57,465	—	57,961
India	62	128,664	—	128,726
Mexico	27,912	—	—	27,912
Peru	3,985	—	—	3,985
Philippines	15	13,269	—	13,284
Russia	1,347	49,549	—	50,896
South Korea	37	176,932	—	176,969
All Other Countries(1)	—	432,425	—	432,425
Total Common Stocks	304,456	1,264,912	10	1,569,378
Preferred Stocks:
Russia	—	937	—	937
South Korea	—	10,545	—	10,545
All Other Countries(1)	25,041	—	—	25,041
Total Preferred Stocks	25,041	11,482	—	36,523
Foreign Issuer Bonds(1)	—	10	—	10
Rights:
Thailand	—	5	—	5
South Korea	13	—	—	13
Total Rights	13	5	—	18
Investment Companies	14,503	—	—	14,503
Total Investments	$344,013	$1,276,409	$10	$1,620,432
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$90	$—	$90
Futures Contracts	366	—	—	366
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1)	—	(1)
Total Other Financial Instruments	$366	$89	$—	$455

(1)	Classifications as defined in the Schedule of Investments.

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,549	$146,469	$141,515	$11	$14,503	14,503,391
NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5%(1)
Australia – 3.0%
Abacus Property Group	298,219	$553
Aventus Group	284,173	413
BGP Holdings PLC(2) *	6,535,576	—
BWP Trust	424,340	1,123
Cedar Woods Properties Ltd.	52,949	192
Centuria Industrial REIT	268,109	587
Centuria Office REIT	329,064	463
Charter Hall Long Wale REIT	376,330	1,125
Charter Hall Retail REIT	442,283	1,027
Charter Hall Social Infrastructure REIT	260,570	427
Dexus	943,753	6,014
GDI Property Group	408,160	315
GPT Group (The)	1,675,322	4,843
Growthpoint Properties Australia Ltd.	229,819	509
Ingenia Communities Group	241,392	749
Investec Australia Property Fund	454,886	382
Lifestyle Communities Ltd.	75,033	491
Mirvac Group	3,385,861	5,097
National Storage REIT	854,276	1,089
Scentre Group	4,505,139	6,784
Shopping Centres Australasia Property Group	908,620	1,371
Stockland	2,052,429	4,714
Vicinity Centres	3,338,563	3,311
Waypoint REIT	613,258	1,103
		42,682
Austria – 0.3%
CA Immobilien Anlagen A.G.*	55,697	1,854
IMMOFINANZ A.G.*	66,955	1,142
S IMMO A.G.	37,670	675
		3,671
Belgium – 0.8%
Aedifica S.A.	21,272	2,323
Befimmo S.A.	19,237	861
Cofinimmo S.A.	21,258	2,920
Intervest Offices & Warehouses N.V.	17,667	453
Montea - C.V.A.	8,720	873
Retail Estates N.V.*	8,640	581
Warehouses De Pauw - C.V.A.	111,556	3,042
		11,053
Brazil – 0.3%
Aliansce Sonae Shopping Centers sa*	112,400	588
BR Malls Participacoes S.A.	686,213	1,292
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Brazil – 0.3%continued
BR Properties S.A.	187,552	$311
Iguatemi Empresa de Shopping Centers S.A.	66,903	412
Jereissati Participacoes S.A.*	32,700	139
JHSF Participacoes S.A.	243,463	319
LOG Commercial Properties e Participacoes S.A.	42,800	258
Multiplan Empreendimentos Imobiliarios S.A.*	248,072	943
		4,262
Canada – 1.3%
Allied Properties Real Estate Investment Trust	51,887	1,565
Artis Real Estate Investment Trust	56,934	317
Boardwalk Real Estate Investment Trust	19,006	416
Canadian Apartment Properties REIT	71,673	2,565
City Office REIT, Inc.	46,688	470
Cominar Real Estate Investment Trust	74,001	446
Crombie Real Estate Investment Trust	41,538	392
CT Real Estate Investment Trust	43,351	434
Dream Industrial Real Estate Investment Trust	48,049	378
Dream Office Real Estate Investment Trust	23,344	353
First Capital Real Estate Investment Trust	91,608	936
Granite Real Estate Investment Trust	23,243	1,199
H&R Real Estate Investment Trust	124,353	894
InterRent Real Estate Investment Trust	55,908	590
Killam Apartment Real Estate Investment Trust	41,080	530
Minto Apartment Real Estate Investment Trust	16,514	242
Morguard North American Residential Real Estate Investment Trust	18,120	195
Morguard Real Estate Investment Trust	22,272	84
Northview Apartment Real Estate Investment Trust	32,603	835
NorthWest Healthcare Properties Real Estate Investment Trust	65,306	519
RioCan Real Estate Investment Trust	136,078	1,540
Slate Retail REIT	18,173	130
SmartCentres Real Estate Investment Trust	60,985	939
Summit Industrial Income REIT	57,505	485

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Canada – 1.3%continued
Tricon Capital Group, Inc.	170,129	$1,147
WPT Industrial Real Estate Investment Trust	35,085	453
		18,054
Chile – 0.1%
Cencosud Shopping S.A.	447,949	796
Parque Arauco S.A.	510,823	927
		1,723
China – 4.4%
Agile Group Holdings Ltd.	983,226	1,166
Beijing Capital Development Co. Ltd., Class A	146,200	121
Beijing Capital Land Ltd., Class H	1,314,000	249
Beijing North Star Co. Ltd., Class H	674,000	148
Central China Real Estate Ltd.	666,000	310
China Aoyuan Group Ltd.	1,050,000	1,271
China Enterprise Co. Ltd., Class A	226,400	130
China Evergrande Group	1,595,000	4,169
China Fortune Land Development Co. Ltd., Class A	154,800	503
China Logistics Property Holdings Co. Ltd.*	718,000	308
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	318,900	739
China SCE Group Holdings Ltd.	1,381,000	603
China Vanke Co. Ltd., Class A	501,940	1,847
China Vanke Co. Ltd., Class H	1,475,041	4,653
CIFI Holdings Group Co. Ltd.	2,711,256	2,116
Country Garden Holdings Co. Ltd.	6,561,625	8,075
DaFa Properties Group Ltd.	243,000	128
Dexin China Holdings Co. Ltd.*	752,000	306
Fantasia Holdings Group Co. Ltd.*	1,362,000	255
Financial Street Holdings Co. Ltd., Class A	170,300	160
Gemdale Corp., Class A	218,300	423
Grandjoy Holdings Group Co. Ltd., Class A*	160,800	116
Greenland Hong Kong Holdings Ltd.	796,000	283
Guangzhou R&F Properties Co. Ltd., Class H	1,065,402	1,241
Guorui Properties Ltd.*	1,058,000	158
Huijing Holdings Co. Ltd.	734,000	194
Jingrui Holdings Ltd.	469,000	134
Jinke Properties Group Co. Ltd., Class A	302,300	349
JY Grandmark Holdings Ltd.	305,000	124
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
China – 4.4%continued
Kaisa Group Holdings Ltd.*	2,097,000	$791
KWG Group Holdings Ltd.*	1,088,594	1,825
Logan Group Co. Ltd.	1,171,000	2,093
Longfor Group Holdings Ltd.(3)	1,545,500	7,361
Poly Developments and Holdings Group Co. Ltd., Class A	639,200	1,330
Redco Properties Group Ltd.	906,000	419
Redsun Properties Group Ltd.	927,000	304
RiseSun Real Estate Development Co. Ltd., Class A	246,900	283
Ronshine China Holdings Ltd.*	447,500	394
Seazen Group Ltd.*	1,862,000	1,619
Seazen Holdings Co. Ltd., Class A*	114,300	505
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	904,951	700
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	86,800	251
Shui On Land Ltd.	3,124,777	527
Sichuan Languang Development Co. Ltd., Class A*	171,700	131
Sino-Ocean Group Holding Ltd.	2,393,000	575
Skyfame Realty Holdings Ltd.	2,238,000	289
SOHO China Ltd.*	1,810,256	636
Sunac China Holdings Ltd.	2,198,050	9,220
Xinhu Zhongbao Co. Ltd., Class A	485,900	205
Xinji Shaxi Group Co. Ltd.	351,000	128
Yango Group Co. Ltd., Class A	229,900	206
Yincheng International Holding Co. Ltd.	378,000	114
Yuzhou Properties Co. Ltd.	1,511,851	654
Zhenro Properties Group Ltd.	1,328,000	831
Zhongtian Financial Group Co. Ltd., Class A	390,000	178
		61,848
Egypt – 0.1%
Heliopolis Housing	375,492	135
Medinet Nasr Housing	661,369	112
Palm Hills Developments S.A.E.*	1,453,248	104
Six of October Development & Investment	196,741	109
Talaat Moustafa Group	867,144	314
		774
Finland – 0.0%
Citycon OYJ	51,448	357

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
France – 1.6%
Carmila S.A.*	41,290	$566
Covivio	41,375	2,994
Gecina S.A.	39,594	4,888
ICADE	25,770	1,793
Klepierre S.A.	169,231	3,367
Mercialys S.A.	51,993	435
Nexity S.A.	36,793	1,189
Unibail-Rodamco-Westfield	119,062	6,697
		21,929
Germany – 4.6%
ADO Properties S.A.*	37,385	1,017
alstria office REIT-A.G.*	137,595	2,050
Aroundtown S.A.*	991,042	5,672
Deutsche EuroShop A.G.*	43,757	617
Deutsche Wohnen S.E.	293,906	13,185
DIC Asset A.G.*	40,787	547
Grand City Properties S.A.	93,413	2,154
Hamborner REIT A.G.*	54,914	537
LEG Immobilien A.G.*	59,283	7,521
Sirius Real Estate Ltd.	774,224	730
TAG Immobilien A.G.*	125,041	2,979
Vonovia S.E.	443,328	27,157
		64,166
Greece – 0.0%
LAMDA Development S.A.*	64,560	435
Hong Kong – 8.0%
C&D International Investment Group Ltd.	274,000	426
Champion REIT	1,789,846	929
China Jinmao Holdings Group Ltd.	4,558,000	3,209
China Merchants Commercial Real Estate Investment Trust*	578,000	207
China Merchants Land Ltd.	1,164,000	179
China Overseas Grand Oceans Group Ltd.	1,416,500	800
China Overseas Land & Investment Ltd.	3,292,042	9,942
China Resources Land Ltd.	2,758,155	10,422
China South City Holdings Ltd.	4,196,000	428
China Vast Industrial Urban Development Co. Ltd.	462,000	201
Chinese Estates Holdings Ltd.	447,500	296
CK Asset Holdings Ltd.	2,220,500	13,204
Cosmopolitan International Holdings Ltd.*	1,232,000	209
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Hong Kong – 8.0%continued
CSI Properties Ltd.	4,610,000	$145
Far East Consortium International Ltd.	1,101,096	362
Fortune Real Estate Investment Trust	1,244,000	1,117
Gemdale Properties & Investment Corp. Ltd.	4,944,000	920
Hang Lung Group Ltd.	752,000	1,750
Hang Lung Properties Ltd.	1,738,452	4,121
Henderson Land Development Co. Ltd.	1,256,555	4,758
HKC Holdings Ltd.	149,000	87
Hongkong Land Holdings Ltd.	1,008,518	4,174
Hysan Development Co. Ltd.	536,045	1,728
Jiayuan International Group Ltd.	1,168,915	483
K Wah International Holdings Ltd.	1,181,802	512
Kerry Properties Ltd.	574,099	1,483
Lai Sun Development Co. Ltd.	141,187	148
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	756,000	118
Link REIT	1,776,900	14,499
LVGEM China Real Estate Investment Co. Ltd.	952,000	289
Poly Property Group Co. Ltd.	1,874,000	564
Prosperity REIT	1,010,000	301
Road King Infrastructure Ltd.	215,000	293
Shanghai Industrial Urban Development Group Ltd.	1,786,000	205
Shenzhen Investment Ltd.	2,477,191	784
Shimao Group Holdings Ltd.	1,041,369	4,413
Sino Land Co. Ltd.	2,674,475	3,368
Sun Hung Kai Properties Ltd.	1,120,425	14,279
Sunlight Real Estate Investment Trust	805,000	402
Swire Properties Ltd.	996,000	2,529
Wharf Holdings (The) Ltd.	747,317	1,521
Wharf Real Estate Investment Co. Ltd.	852,317	4,068
Yuexiu Property Co. Ltd.	5,733,442	1,022
Yuexiu Real Estate Investment Trust	1,484,000	679
Zhuguang Holdings Group Co. Ltd.*	1,344,000	187
		111,761
India – 0.2%
DLF Ltd.	518,307	1,016
Godrej Properties Ltd.*	50,306	584
Indiabulls Real Estate Ltd.*	192,370	124
Oberoi Realty Ltd.	50,892	247
Phoenix Mills (The) Ltd.	49,290	382

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
India – 0.2%continued
Prestige Estates Projects Ltd.	128,967	$358
Sunteck Realty Ltd.	47,455	120
		2,831
Indonesia – 0.1%
Ciputra Development Tbk PT	8,472,636	362
Lippo Karawaci Tbk PT*	26,091,410	313
Pakuwon Jati Tbk PT	13,875,040	406
Rimo International Lestari Tbk PT(4) *	42,545,100	112
Summarecon Agung Tbk PT	8,298,200	341
		1,534
Ireland – 0.1%
Hibernia REIT PLC	593,302	746
Irish Residential Properties REIT PLC	378,022	601
		1,347
Israel – 0.5%
AFI Properties Ltd.*	20,143	471
Amot Investments Ltd.	147,998	671
Azrieli Group Ltd.	35,993	1,630
Bayside Land Corp.	1,205	626
Blue Square Real Estate Ltd.	4,927	171
Mega Or Holdings Ltd.	19,314	432
Melisron Ltd.	18,337	686
Mivne Real Estate KD Ltd.*	516,618	932
Property & Building Corp. Ltd.	2,078	124
Reit 1 Ltd.	152,879	559
Summit Real Estate Holdings Ltd.	35,631	325
YH Dimri Construction & Development Ltd.	6,932	181
		6,808
Italy – 0.0%
Immobiliare Grande Distribuzione SIIQ S.p.A.*	49,211	194
Japan – 10.9%
Activia Properties, Inc.	563	1,961
Advance Residence Investment Corp.	1,127	3,359
Aeon Mall Co. Ltd.	86,266	1,144
AEON REIT Investment Corp.	1,264	1,342
Comforia Residential REIT, Inc.	524	1,564
CRE Logistics REIT, Inc.	289	406
Daibiru Corp.	37,800	345
Daiwa House Industry Co. Ltd.	486,600	11,477
Daiwa House REIT Investment Corp.	1,694	3,990
Daiwa Office Investment Corp.	277	1,533
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 10.9%continued
Daiwa Securities Living Investments Corp.	1,481	$1,379
Frontier Real Estate Investment Corp.	394	1,245
Fukuoka REIT Corp.	591	720
Global One Real Estate Investment Corp.	847	784
GLP J-Reit	3,129	4,544
Goldcrest Co. Ltd.	14,900	204
Hankyu Hanshin REIT, Inc.	483	561
Heiwa Real Estate Co. Ltd.	28,400	811
Heiwa Real Estate REIT, Inc.	741	704
Hoshino Resorts REIT, Inc.	181	782
Hulic Co. Ltd.	260,940	2,472
Hulic Reit, Inc.	1,008	1,253
Ichigo Office REIT Investment Corp.	1,065	744
Ichigo, Inc.	217,200	544
Industrial & Infrastructure Fund Investment Corp.	1,474	2,373
Invesco Office J-Reit, Inc.	7,843	1,023
Invincible Investment Corp.	5,209	1,345
Itochu Advance Logistics Investment Corp.	365	458
Japan Excellent, Inc.	1,038	1,205
Japan Hotel REIT Investment Corp.	3,896	1,611
Japan Logistics Fund, Inc.	750	2,036
Japan Prime Realty Investment Corp.	682	2,010
Japan Real Estate Investment Corp.	1,129	5,791
Japan Retail Fund Investment Corp.	2,249	2,808
Katitas Co. Ltd.	42,900	993
Keihanshin Building Co. Ltd.	29,400	378
Kenedix Office Investment Corp.	367	2,062
Kenedix Residential Next Investment Corp.	768	1,326
Kenedix Retail REIT Corp.	433	815
LaSalle Logiport REIT	1,105	1,704
Leopalace21 Corp.*	147,900	289
MCUBS MidCity Investment Corp.	1,446	1,050
Mirai Corp.	1,259	445
Mitsubishi Estate Co. Ltd.	1,015,880	15,107
Mitsubishi Estate Logistics REIT Investment Corp.	241	887
Mitsui Fudosan Co. Ltd.	799,262	14,162
Mitsui Fudosan Logistics Park, Inc.	338	1,506
Mori Hills REIT Investment Corp.	1,380	1,744
Mori Trust Hotel Reit, Inc.	306	279

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 10.9%continued
Mori Trust Sogo Reit, Inc.	841	$1,036
Nippon Accommodations Fund, Inc.	379	2,193
Nippon Building Fund, Inc.	1,091	6,210
Nippon Prologis REIT, Inc.	1,800	5,471
NIPPON REIT Investment Corp.	385	1,253
Nomura Real Estate Holdings, Inc.	100,400	1,864
Nomura Real Estate Master Fund, Inc.	3,640	4,372
One REIT, Inc.	180	434
Orix JREIT, Inc.	2,250	2,953
Premier Investment Corp.	1,117	1,241
SAMTY Co. Ltd.	28,400	360
Samty Residential Investment Corp.	276	271
Sekisui House Reit, Inc.	3,517	2,274
Star Asia Investment Corp.	423	374
Starts Proceed Investment Corp.	175	333
Sumitomo Realty & Development Co. Ltd.	267,025	7,343
Sun Frontier Fudousan Co. Ltd.	27,500	218
Takara Leben Co. Ltd.	77,700	260
Takara Leben Real Estate Investment Corp.	358	297
TOC Co. Ltd.	33,400	211
Tokyo Tatemono Co. Ltd.	159,800	1,834
Tokyu REIT, Inc.	720	983
Tosei Corp.	27,000	285
United Urban Investment Corp.	2,543	2,734
		152,079
Malaysia – 0.2%
Axis Real Estate Investment Trust	1,072,400	516
Eco World Development Group Bhd.*	867,400	85
IGB Real Estate Investment Trust	1,251,400	523
IOI Properties Group Bhd.	1,273,000	292
Mah Sing Group Bhd.	964,900	120
Matrix Concepts Holdings Bhd.	398,800	169
Pavilion Real Estate Investment Trust	705,300	264
Sime Darby Property Bhd.	1,924,900	307
SP Setia Bhd. Group	1,312,169	261
Sunway Real Estate Investment Trust	1,378,300	522
UEM Sunrise Bhd.*	1,290,300	133
YTL Hospitality REIT	562,600	138
		3,330
Mexico – 0.4%
Concentradora Fibra Danhos S.A. de C.V.	264,353	249
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Mexico – 0.4%continued
Corp. Inmobiliaria Vesta S.A.B. de C.V.	459,900	$687
Fibra Uno Administracion S.A. de C.V.	2,744,309	2,171
Macquarie Mexico Real Estate Management S.A. de C.V.	651,589	659
PLA Administradora Industrial S de RL de C.V.	645,700	749
Prologis Property Mexico S.A. de C.V.	376,462	676
		5,191
Netherlands – 0.1%
Brack Capital Properties N.V.*	2,516	164
Eurocommercial Properties N.V. - C.V.A.	34,376	440
NSI N.V.	16,039	620
Vastned Retail N.V.	11,481	245
Wereldhave N.V.	32,214	295
		1,764
New Zealand – 0.3%
Argosy Property Ltd.	696,525	528
Goodman Property Trust	949,305	1,249
Kiwi Property Group Ltd.	1,332,827	913
Precinct Properties New Zealand Ltd.	948,480	968
		3,658
Norway – 0.1%
Entra ASA	147,260	1,882
Selvaag Bolig ASA	40,377	239
		2,121
Philippines – 0.9%
Altus Property Ventures, Inc.*	45,757	38
Ayala Land, Inc.	6,929,581	4,639
DoubleDragon Properties Corp.*	665,900	229
Filinvest Land, Inc.*	7,464,989	149
Megaworld Corp.	9,754,001	601
Robinsons Land Corp.	1,804,096	636
SM Prime Holdings, Inc.	8,655,353	5,475
Vista Land & Lifescapes, Inc.	2,906,400	216
		11,983
Qatar – 0.1%
Barwa Real Estate Co.	1,654,194	1,386
United Development Co. QSC	1,445,886	454
		1,840
Romania – 0.1%
NEPI Rockcastle PLC	340,806	1,743

EQUITY INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Russia – 0.0%
LSR Group PJSC GDR	224,340	$442
Saudi Arabia – 0.2%
Arriyadh Development Co.	77,735	306
Dar Al Arkan Real Estate Development Co.*	461,298	873
Emaar Economic City*	305,069	553
Jadwa REIT Saudi Fund	71,992	215
Saudi Real Estate Co.*	88,438	299
		2,246
Singapore – 3.3%
AIMS APAC REIT	454,400	401
ARA LOGOS Logistics Trust	801,900	326
Ascendas India Trust	732,700	711
Ascendas Real Estate Investment Trust	2,641,557	6,023
Ascott Residence Trust	1,629,314	1,180
CapitaLand Commercial Trust	2,310,871	2,809
CapitaLand Mall Trust	2,211,515	3,118
CapitaLand Retail China Trust	664,324	602
CDL Hospitality Trusts	654,892	484
Chip Eng Seng Corp. Ltd.	371,700	154
City Developments Ltd.	386,700	2,343
Cromwell European Real Estate Investment Trust	1,063,700	503
ESR-REIT	1,765,430	502
Far East Hospitality Trust	719,703	256
First Real Estate Investment Trust	592,151	296
Frasers Centrepoint Trust	635,512	1,066
Frasers Hospitality Trust	718,400	240
Frasers Logistics & Commercial Trust	2,009,946	1,736
GuocoLand Ltd.	267,000	281
Keppel DC REIT	1,121,134	2,046
Keppel Pacific Oak U.S. REIT	611,100	429
Keppel REIT	1,442,920	1,142
Lendlease Global Commercial REIT	752,900	368
Lippo Malls Indonesia Retail Trust	1,721,300	168
Manulife U.S. Real Estate Investment Trust	1,195,303	911
Mapletree Commercial Trust	1,842,354	2,558
Mapletree Industrial Trust	1,326,936	2,758
Mapletree Logistics Trust	2,302,314	3,212
Mapletree North Asia Commercial Trust	1,892,400	1,269
OUE Commercial Real Estate Investment Trust	1,664,100	459
OUE Ltd.	262,900	225
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Singapore – 3.3%continued
Oxley Holdings Ltd.	760,369	$129
Parkway Life Real Estate Investment Trust	333,100	802
Prime U.S. REIT	389,100	305
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	729,300	184
Sasseur Real Estate Investment Trust	497,300	266
Soilbuild Business Space REIT	824,980	232
SPH REIT	786,400	495
Starhill Global REIT	1,172,900	430
Suntec Real Estate Investment Trust	1,716,691	1,742
UOL Group Ltd.	401,597	1,963
Yanlord Land Group Ltd.*	481,700	405
		45,529
South Africa – 0.4%
Attacq Ltd.	561,447	162
Equites Property Fund Ltd.	403,744	389
Growthpoint Properties Ltd.	2,593,056	1,994
Investec Property Fund Ltd.	522,458	281
Redefine Properties Ltd.	4,836,959	928
Resilient REIT Ltd.	259,316	644
Stor-Age Property REIT Ltd.	330,431	261
Vukile Property Fund Ltd.	655,637	292
		4,951
South Korea – 0.0%
Dongwon Development Co. Ltd.	34,024	93
LOTTE Reit Co. Ltd.	79,445	366
SK D&D Co. Ltd.	7,104	160
		619
Spain – 0.4%
Aedas Homes S.A.*	18,226	330
Inmobiliaria Colonial Socimi S.A.	241,964	2,128
Lar Espana Real Estate Socimi S.A.	57,455	300
Merlin Properties Socimi S.A.	324,736	2,690
		5,448
Sweden – 1.6%
Atrium Ljungberg AB, Class B	37,927	533
Castellum AB	199,384	3,720
Catena AB	20,770	817
Cibus Nordic Real Estate AB	23,023	343
Dios Fastigheter AB	74,222	496
Fabege AB	226,734	2,647
Fastighets AB Balder, Class B*	86,791	3,303

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Sweden – 1.6%continued
Hufvudstaden AB, Class A	94,571	$1,174
John Mattson Fastighetsforetagen AB*	17,200	267
K-fast Holding AB*	8,373	226
Klovern AB, Class B	408,777	645
Kungsleden AB	157,888	1,174
Nyfosa AB*	137,509	935
Sagax AB, Class D	94,403	295
Samhallsbyggnadsbolaget i Norden AB	687,973	1,753
Samhallsbyggnadsbolaget i Norden AB, Class D	98,824	308
Wallenstam AB, Class B	138,830	1,606
Wihlborgs Fastigheter AB	120,247	1,966
		22,208
Switzerland – 1.2%
Allreal Holding A.G. (Registered)	12,394	2,453
Intershop Holding A.G.	1,044	624
IWG PLC	653,089	2,141
Mobimo Holding A.G. (Registered)*	5,597	1,618
PSP Swiss Property A.G. (Registered)	37,278	4,194
Swiss Prime Site A.G. (Registered)	65,288	6,031
		17,061
Taiwan – 0.3%
Cathay Real Estate Development Co. Ltd.	408,000	274
Chong Hong Construction Co. Ltd.	141,000	414
Farglory Land Development Co. Ltd.	225,000	360
Highwealth Construction Corp.	600,000	884
Huaku Development Co. Ltd.	200,000	570
Hung Sheng Construction Ltd.*	363,760	220
Kindom Development Co. Ltd.	258,000	271
Prince Housing & Development Corp.	909,000	310
Radium Life Tech Co. Ltd.	608,420	212
Ruentex Development Co. Ltd.*	468,000	809
Shining Building Business Co. Ltd.*	365,197	123
		4,447
Thailand – 0.6%
Amata Corp. PCL NVDR	766,200	382
AP Thailand PCL (Registered)	441,405	84
AP Thailand PCL NVDR	1,886,104	361
Central Pattana PCL (Registered)	811,626	1,280
Central Pattana PCL NVDR	1,146,398	1,834
Land & Houses PCL NVDR	7,134,900	1,756
Origin Property PCL NVDR	578,900	102
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Thailand – 0.6%continued
Pruksa Holding PCL NVDR	509,300	$190
Quality Houses PCL NVDR	7,705,700	559
Sansiri PCL NVDR	9,967,366	245
SC Asset Corp. PCL (Registered)	747,984	53
SC Asset Corp. PCL NVDR	332,924	24
Siam Future Development PCL NVDR	1,113,032	165
Singha Estate PCL NVDR	2,773,200	142
Supalai PCL (Registered)	280,445	152
Supalai PCL NVDR	917,700	499
WHA Corp. PCL NVDR	7,304,400	785
		8,613
United Arab Emirates – 0.2%
Aldar Properties PJSC	3,257,823	1,580
DAMAC Properties Dubai Co. PJSC*	1,682,424	314
Deyaar Development PJSC*	1,336,219	102
Emaar Malls PJSC*	2,282,122	860
		2,856
United Kingdom – 3.6%
Assura PLC	2,078,788	2,022
Big Yellow Group PLC	138,732	1,725
British Land (The) Co. PLC	756,781	3,619
Capital & Counties Properties PLC	635,452	1,149
Civitas Social Housing PLC	548,023	746
Custodian Reit PLC	367,362	413
Derwent London PLC	91,298	3,137
Empiric Student Property PLC	468,443	337
GCP Student Living PLC	375,076	576
Grainger PLC	578,911	2,050
Great Portland Estates PLC	196,521	1,538
Hammerson PLC	657,779	653
Helical PLC	90,045	345
Land Securities Group PLC	605,208	4,141
LondonMetric Property PLC	690,086	1,800
LXI REIT PLC	425,946	598
Picton Property Income (The) Ltd.	458,469	385
Primary Health Properties PLC	1,049,008	2,034
RDI REIT PLC	246,627	252
Regional REIT Ltd.	350,715	308
Safestore Holdings PLC	181,764	1,634
Schroder Real Estate Investment Trust Ltd.	481,517	180
Segro PLC	1,015,739	11,252
Shaftesbury PLC	130,934	855
St. Modwen Properties PLC	167,218	715

EQUITY INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United Kingdom – 3.6%continued
Standard Life Investment Property Income Trust Ltd.	357,499	$268
Tritax Big Box REIT PLC	1,471,384	2,641
UK Commercial Property REIT Ltd.	654,539	485
UNITE Group (The) PLC	250,642	2,917
Warehouse Reit PLC	284,577	388
Watkin Jones PLC	172,733	325
Workspace Group PLC	119,093	964
		50,452
United States – 48.2%
Acadia Realty Trust	72,056	935
Agree Realty Corp.	39,148	2,572
Alexander's, Inc.	1,982	477
Alexandria Real Estate Equities, Inc.	105,592	17,132
American Assets Trust, Inc.	43,500	1,211
American Campus Communities, Inc.	118,021	4,126
American Finance Trust, Inc.	93,179	739
American Homes 4 Rent, Class A	232,274	6,248
Americold Realty Trust	172,329	6,256
Apartment Investment and Management Co., Class A	127,943	4,816
Apple Hospitality REIT, Inc.	182,350	1,762
AvalonBay Communities, Inc.	120,957	18,705
Boston Properties, Inc.	126,405	11,424
Brandywine Realty Trust	154,123	1,678
Brixmor Property Group, Inc.	256,101	3,283
Camden Property Trust	83,551	7,622
CareTrust REIT, Inc.	81,999	1,407
Chatham Lodging Trust	44,444	272
Colony Capital, Inc.	416,931	1,001
Columbia Property Trust, Inc.	97,826	1,285
Community Healthcare Trust, Inc.	17,713	724
CoreSite Realty Corp.	32,431	3,926
Corporate Office Properties Trust	96,207	2,438
Cousins Properties, Inc.	126,083	3,761
CubeSmart	166,432	4,492
CyrusOne, Inc.	98,976	7,201
DiamondRock Hospitality Co.	171,545	949
Digital Realty Trust, Inc.	226,069	32,127
Diversified Healthcare Trust	204,040	903
Douglas Emmett, Inc.	142,465	4,368
Duke Realty Corp.	316,904	11,215
Eagle Hospitality Trust(4) *	496,400	51
Easterly Government Properties, Inc.	64,504	1,491
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 48.2%continued
EastGroup Properties, Inc.	33,429	$3,965
Empire State Realty Trust, Inc., Class A	130,818	916
Equinix, Inc.	73,538	51,646
Equity Commonwealth	104,594	3,368
Equity Commonwealth - (Fractional Shares)(2) *	75,000	—
Equity LifeStyle Properties, Inc.	148,906	9,304
Equity Residential	319,886	18,816
Essex Property Trust, Inc.	56,903	13,040
Extra Space Storage, Inc.	111,537	10,303
Federal Realty Investment Trust	61,759	5,262
First Industrial Realty Trust, Inc.	108,976	4,189
Four Corners Property Trust, Inc.	59,671	1,456
Franklin Street Properties Corp.	87,443	445
Front Yard Residential Corp.	43,698	380
FRP Holdings, Inc.*	6,330	257
Getty Realty Corp.	30,840	915
Gladstone Commercial Corp.	29,291	549
Global Medical REIT, Inc.	35,003	397
Global Net Lease, Inc.	78,484	1,313
Healthcare Realty Trust, Inc.	115,809	3,392
Healthcare Trust of America, Inc., Class A	186,672	4,951
Healthpeak Properties, Inc.	434,693	11,980
Highwoods Properties, Inc.	88,950	3,321
Host Hotels & Resorts, Inc.	606,543	6,545
Howard Hughes (The) Corp.*	35,406	1,839
Hudson Pacific Properties, Inc.	132,823	3,342
Independence Realty Trust, Inc.	90,466	1,039
Industrial Logistics Properties Trust	56,848	1,168
Innovative Industrial Properties, Inc.	14,251	1,254
Investors Real Estate Trust	10,484	739
Invitation Homes, Inc.	466,478	12,842
Iron Mountain, Inc.	247,239	6,453
JBG SMITH Properties	103,816	3,070
Kennedy-Wilson Holdings, Inc.	108,446	1,651
Kilroy Realty Corp.	82,018	4,814
Kimco Realty Corp.	371,989	4,776
Kite Realty Group Trust	73,961	854
Lexington Realty Trust	219,156	2,312
Life Storage, Inc.	40,170	3,814
LTC Properties, Inc.	34,801	1,311
Macerich (The) Co.	96,765	868
Mack-Cali Realty Corp.	77,390	1,183

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 48.2%continued
Medical Properties Trust, Inc.	448,675	$8,435
Mid-America Apartment Communities, Inc.	98,313	11,274
Monmouth Real Estate Investment Corp.	79,488	1,152
National Health Investors, Inc.	38,223	2,321
National Retail Properties, Inc.	147,564	5,236
National Storage Affiliates Trust	52,149	1,495
NexPoint Residential Trust, Inc.	17,891	632
Office Properties Income Trust	41,370	1,074
Omega Healthcare Investors, Inc.	194,998	5,797
One Liberty Properties, Inc.	14,206	250
Paramount Group, Inc.	153,854	1,186
Park Hotels & Resorts, Inc.	205,992	2,037
Pebblebrook Hotel Trust	114,608	1,566
Physicians Realty Trust	169,657	2,972
Piedmont Office Realty Trust, Inc., Class A	107,502	1,786
Preferred Apartment Communities, Inc., Class A	43,003	327
Prologis, Inc.	635,770	59,336
PS Business Parks, Inc.	17,905	2,371
Public Storage	135,327	25,968
QTS Realty Trust, Inc., Class A	49,970	3,203
Realty Income Corp.	287,179	17,087
Regency Centers Corp.	143,993	6,608
Retail Opportunity Investments Corp.	99,302	1,125
Retail Properties of America, Inc., Class A	183,260	1,341
Rexford Industrial Realty, Inc.	97,656	4,046
RLJ Lodging Trust	147,635	1,394
RPT Realty	70,162	488
Ryman Hospitality Properties, Inc.	44,786	1,550
Sabra Health Care REIT, Inc.	176,469	2,546
Saul Centers, Inc.	10,946	353
Seritage Growth Properties, Class A*	30,270	345
Service Properties Trust	141,251	1,001
Simon Property Group, Inc.	263,963	18,050
SITE Centers Corp.	136,870	1,109
SL Green Realty Corp.	66,925	3,299
Spirit Realty Capital, Inc.	88,112	3,072
STAG Industrial, Inc.	127,690	3,744
STORE Capital Corp.	199,531	4,751
Summit Hotel Properties, Inc.	92,262	547
Sun Communities, Inc.	80,332	10,899
Sunstone Hotel Investors, Inc.	196,352	1,600
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 48.2%continued
Tanger Factory Outlet Centers, Inc.	80,714	$576
Taubman Centers, Inc.	52,626	1,987
Terreno Realty Corp.	57,876	3,047
UDR, Inc.	253,113	9,461
UMH Properties, Inc.	30,626	396
Universal Health Realty Income Trust	11,566	919
Urban Edge Properties	103,613	1,230
Urstadt Biddle Properties, Inc., Class A	23,631	281
Ventas, Inc.	320,790	11,747
VEREIT, Inc.	926,613	5,958
Vornado Realty Trust	139,143	5,317
Washington Real Estate Investment Trust	70,004	1,554
Weingarten Realty Investors	106,690	2,020
Welltower, Inc.	353,005	18,268
Whitestone REIT	34,528	251
WP Carey, Inc.	148,245	10,029
Xenia Hotels & Resorts, Inc.	99,215	926
		673,976
Total Common Stocks
(Cost $1,223,641)		1,377,986

RIGHTS – 0.0%
United Kingdom – 0.0%
Warehouse REIT PLC(2) *	94,859	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(5) (6)	8,014,025	8,014
Total Investment Companies
(Cost $8,014)		8,014

Total Investments – 99.1%
(Cost $1,231,655)		1,386,000
Other Assets less Liabilities – 0.9%		12,493
Net Assets – 100.0%		$1,398,493

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.

EQUITY INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Level 3 asset.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNY Mellon	United States Dollar	637	Australian Dollar	926	9/16/20	$2
BNY Mellon	United States Dollar	2,070	Hong Kong Dollar	16,061	9/16/20	1
Citibank	Swiss Franc	120	United States Dollar	128	9/16/20	—*
Toronto-Dominion Bank	Canadian Dollar	350	United States Dollar	258	9/16/20	—*
Subtotal Appreciation						3
BNY Mellon	United States Dollar	834	Singapore Dollar	1,157	9/16/20	(3)
Goldman Sachs	United States Dollar	1,109	British Pound	880	9/16/20	(17)
JPMorgan Chase	United States Dollar	660	Euro	582	9/16/20	(5)
JPMorgan Chase	United States Dollar	106	Swedish Krona	975	9/16/20	(1)
Toronto-Dominion Bank	United States Dollar	1,335	Japanese Yen	142,980	9/16/20	(10)
Subtotal Depreciation						(36)
Total						$(33)

*	Amounts round to less than a thousand.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	73	$11,279	Long	9/20	$76
E-Mini S&P MidCap 400 (United States Dollar)	12	2,135	Long	9/20	40
MSCI EAFE Index (United States Dollar)	24	2,134	Long	9/20	1
MSCI Emerging Markets Index (United States Dollar)	58	2,859	Long	9/20	8
S&P/TSX 60 Index (Canadian Dollar)	10	1,368	Long	9/20	2
Total					$127
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Industrial REITs	11.6%
Specialized REITs	11.6
Retail REITs	11.3
Residential REITs	11.1
Real Estate Operating Companies	11.0
Office REITs	9.8
Real Estate Development	9.8
Diversified REITs	7.9
Diversified Real Estate Activities	7.7
Health Care REITs	6.3
Other Industries less than 5%	1.9
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued	June 30, 2020 (UNAUDITED)
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	49.5%
Hong Kong Dollar	11.7
Japanese Yen	11.0
Euro	8.0
All other currencies less than 5%	19.8
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Brazil	$4,262	$—	$—	$4,262
Canada	18,054	—	—	18,054
Chile	1,723	—	—	1,723
Indonesia	—	1,422	112	1,534
Mexico	5,191	—	—	5,191
Philippines	38	11,945	—	11,983
United States	673,925	—	51	673,976
All Other Countries(1)	—	661,263	—	661,263
Total Common Stocks	703,193	674,630	163	1,377,986
Rights(1)	—	—	—	—
Investment Companies	8,014	—	—	8,014
Total Investments	$711,207	$674,630	$163	$1,386,000
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$3	$—	$3
Futures Contracts	127	—	—	127
Liabilities
Forward Foreign Currency Exchange Contracts	—	(36)	—	(36)
Total Other Financial Instruments	$127	$(33)	$—	$94

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$303	$208,362	$200,651	$6	$8,014	8,014,025
EQUITY INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6%(1)
Argentina – 0.2%
MercadoLibre, Inc.*	1,755	$1,730
Australia – 2.1%
APA Group	45,208	348
ASX Ltd.	7,329	433
Aurizon Holdings Ltd.	72,693	248
AusNet Services	65,975	76
Australia & New Zealand Banking Group Ltd.	112,571	1,457
BlueScope Steel Ltd.	19,034	154
Brambles Ltd.	59,166	445
Coca-Cola Amatil Ltd.	20,887	125
Cochlear Ltd.	2,461	321
Coles Group Ltd.	51,105	607
Commonwealth Bank of Australia	69,673	3,355
Computershare Ltd.	18,848	173
Dexus	41,898	267
Evolution Mining Ltd.	62,089	248
Fortescue Metals Group Ltd.	64,881	623
Goodman Group	65,736	677
GPT Group (The)	74,339	215
Insurance Australia Group Ltd.	87,019	348
Lendlease Group	25,488	219
Macquarie Group Ltd.	13,371	1,101
Mirvac Group	172,757	260
National Australia Bank Ltd.	126,721	1,602
Newcrest Mining Ltd.	32,266	719
Northern Star Resources Ltd.	28,356	270
Orica Ltd.	15,813	182
Origin Energy Ltd.	67,230	272
Ramsay Health Care Ltd.	7,383	340
SEEK Ltd.	12,954	197
Stockland	92,064	211
Suncorp Group Ltd.	48,656	312
Sydney Airport	42,752	168
Telstra Corp. Ltd.	157,237	340
Transurban Group	108,792	1,062
Vicinity Centres	123,582	123
Woodside Petroleum Ltd.	38,425	577
		18,075
Austria – 0.1%
ANDRITZ A.G.*	2,577	94
Erste Group Bank A.G.*	10,714	252
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Austria – 0.1%continued
OMV A.G.*	6,300	$210
voestalpine A.G.	4,177	90
		646
Belgium – 0.2%
Colruyt S.A.	2,115	116
KBC Group N.V.	9,596	549
Solvay S.A., Class A	2,839	227
Telenet Group Holding N.V.	1,748	72
UCB S.A.	4,837	560
Umicore S.A.	7,712	363
		1,887
Canada – 3.8%
Agnico Eagle Mines Ltd.	9,175	587
Algonquin Power & Utilities Corp.	20,273	262
Alimentation Couche-Tard, Inc., Class B	34,233	1,073
Aurora Cannabis, Inc.(2) *	1	—
B2Gold Corp.	39,624	225
Bank of Montreal	25,360	1,350
Bank of Nova Scotia (The)	47,791	1,978
BlackBerry Ltd.*	19,310	94
CAE, Inc.	10,299	167
Canadian Apartment Properties REIT	3,225	115
Canadian Imperial Bank of Commerce	17,648	1,180
Canadian National Railway Co.	27,985	2,476
Canadian Tire Corp. Ltd., Class A	2,278	197
Canopy Growth Corp.*	8,307	135
Cenovus Energy, Inc.	39,790	186
CGI, Inc.*	9,198	579
Cronos Group, Inc.*	6,483	39
Dollarama, Inc.	11,404	379
Empire Co. Ltd., Class A	6,330	152
Enbridge, Inc.	79,456	2,416
First Capital Real Estate Investment Trust	4,102	42
Fortis, Inc.	18,608	708
Franco-Nevada Corp.	7,466	1,043
Gildan Activewear, Inc.	8,042	125
Intact Financial Corp.	5,480	522
Keyera Corp.	8,370	127
Loblaw Cos. Ltd.	7,011	341
Lululemon Athletica, Inc.*	4,851	1,514
Lundin Mining Corp.	23,880	128
Magna International, Inc.	11,234	500
Manulife Financial Corp.	77,590	1,056

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Canada – 3.8%continued
Metro, Inc.	9,653	$398
Nutrien Ltd.	22,043	708
Open Text Corp.	10,357	440
Ritchie Bros. Auctioneers, Inc.	4,189	171
Rogers Communications, Inc., Class B	14,492	582
Shopify, Inc., Class A*	4,093	3,888
Sun Life Financial, Inc.	22,711	835
Suncor Energy, Inc.	60,473	1,020
Teck Resources Ltd., Class B	19,094	200
TELUS Corp.	15,958	268
Toronto-Dominion Bank (The)	71,031	3,170
Wheaton Precious Metals Corp.	17,713	779
WSP Global, Inc.	4,093	251
		32,406
Denmark – 1.1%
Chr Hansen Holding A/S	4,035	416
Coloplast A/S, Class B	4,546	705
Demant A/S*	4,411	116
Genmab A/S*	2,574	861
GN Store Nord A/S	4,904	261
H Lundbeck A/S	2,511	94
Novo Nordisk A/S, Class B	69,571	4,502
Novozymes A/S, Class B	8,160	472
Orsted A/S(3)	7,509	866
Pandora A/S	3,978	216
Tryg A/S	4,425	128
Vestas Wind Systems A/S	7,925	807
		9,444
Finland – 0.3%
Elisa OYJ	5,426	330
Metso OYJ	3,973	130
Neste OYJ	16,271	635
Orion OYJ, Class B	4,191	202
Stora Enso OYJ (Registered)	22,698	271
UPM-Kymmene OYJ	21,582	623
Wartsila OYJ Abp	16,444	136
		2,327
France – 3.1%
Accor S.A.*	7,303	198
Air Liquide S.A.	18,613	2,682
Amundi S.A.(3) *	2,321	182
Atos S.E.*	3,764	320
AXA S.A.*	76,668	1,600
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
France – 3.1%continued
Bouygues S.A.*	9,467	$323
Carrefour S.A.	23,449	362
Casino Guichard Perrachon S.A.*	1,659	61
Cie de Saint-Gobain*	19,829	713
Cie Generale des Etablissements Michelin S.C.A.	6,751	699
CNP Assurances*	5,963	69
Covivio	1,872	136
Credit Agricole S.A.*	44,240	418
Danone S.A.*	24,243	1,675
Dassault Systemes S.E.	5,030	867
Eiffage S.A.*	3,196	292
EssilorLuxottica S.A. (Euronext Exchange)*	11,197	1,435
Eurazeo S.E.*	1,422	73
Gecina S.A.	1,749	216
Getlink S.E.*	17,174	248
JCDecaux S.A.*	2,996	56
Kering S.A.	2,971	1,614
Klepierre S.A.	7,642	152
L'Oreal S.A.*	9,852	3,158
Natixis S.A.*	34,401	90
Orange S.A.	78,670	940
Publicis Groupe S.A.	8,317	269
Schneider Electric S.E.	21,806	2,418
SEB S.A.	868	143
SES S.A.	15,240	104
Teleperformance	2,253	571
TOTAL S.A.	96,807	3,687
Ubisoft Entertainment S.A.*	3,465	285
Unibail-Rodamco-Westfield	5,324	299
Valeo S.A.	8,789	230
Wendel S.E.*	1,085	103
		26,688
Germany – 2.8%
adidas A.G.*	7,478	1,956
Allianz S.E. (Registered)	16,393	3,344
BASF S.E.	36,360	2,032
Bayerische Motoren Werke A.G.	13,222	842
Beiersdorf A.G.	3,838	436
Commerzbank A.G.*	37,711	168
Delivery Hero S.E.(3) *	4,899	499
Deutsche Boerse A.G.	7,490	1,354
Deutsche Wohnen S.E.	13,097	588

EQUITY INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Germany – 2.8%continued
Fraport A.G. Frankfurt Airport Services Worldwide*	1,731	$75
HeidelbergCement A.G.	5,741	306
Henkel A.G. & Co. KGaA	3,970	330
Merck KGaA	4,950	574
METRO A.G.	6,335	60
MTU Aero Engines A.G.*	1,991	344
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,681	1,474
SAP S.E.	40,915	5,695
Siemens A.G. (Registered)	30,035	3,528
Symrise A.G.	4,948	574
Telefonica Deutschland Holding A.G.	39,725	117
		24,296
Hong Kong – 0.6%
ASM Pacific Technology Ltd.	12,600	133
BOC Hong Kong Holdings Ltd.	139,500	443
CLP Holdings Ltd.	62,806	615
Hang Seng Bank Ltd.	28,978	489
HKT Trust & HKT Ltd.	148,000	218
Hong Kong & China Gas Co. Ltd.	408,822	632
Hong Kong Exchanges & Clearing Ltd.	47,315	2,017
MTR Corp. Ltd.	60,126	311
PCCW Ltd.	162,000	93
Swire Pacific Ltd., Class A	18,000	95
Swire Properties Ltd.	42,678	108
		5,154
Ireland – 1.2%
Accenture PLC, Class A	24,902	5,347
Allegion PLC	3,546	362
Aptiv PLC	10,058	784
CRH PLC	31,039	1,062
DCC PLC	3,773	314
Jazz Pharmaceuticals PLC*	2,109	233
Kerry Group PLC, Class A	6,409	797
Kingspan Group PLC	5,883	379
Perrigo Co. PLC	5,069	280
Trane Technologies PLC	9,204	819
		10,377
Israel – 0.1%
Bank Hapoalim B.M.	44,140	264
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Israel – 0.1%continued
Bank Leumi Le-Israel B.M.	56,080	$283
Mizrahi Tefahot Bank Ltd.	4,911	92
		639
Italy – 0.5%
Assicurazioni Generali S.p.A.	42,172	637
Enel S.p.A.	318,670	2,746
Intesa Sanpaolo S.p.A.*	589,459	1,126
Pirelli & C S.p.A.(3) *	15,383	65
Tenaris S.A.	18,723	121
		4,695
Japan – 8.1%
Aeon Co. Ltd.	25,100	583
Ajinomoto Co., Inc.	17,900	297
ANA Holdings, Inc.*	4,500	102
Asahi Kasei Corp.	48,600	395
Astellas Pharma, Inc.	73,600	1,225
Benesse Holdings, Inc.	3,000	81
Bridgestone Corp.	21,600	695
Casio Computer Co. Ltd.	6,900	120
Central Japan Railway Co.	5,700	882
Chugai Pharmaceutical Co. Ltd.	26,130	1,397
CyberAgent, Inc.	3,800	186
Dai Nippon Printing Co. Ltd.	9,500	218
Daicel Corp.	8,800	68
Daifuku Co. Ltd.	3,800	332
Dai-ichi Life Holdings, Inc.	41,100	490
Daiichi Sankyo Co. Ltd.	22,200	1,813
Daikin Industries Ltd.	9,900	1,592
Daiwa House Industry Co. Ltd.	21,800	514
Denso Corp.	16,700	652
East Japan Railway Co.	12,000	832
Eisai Co. Ltd.	9,705	769
Fast Retailing Co. Ltd.	2,300	1,317
Fujitsu Ltd.	7,700	901
Hankyu Hanshin Holdings, Inc.	8,800	297
Hino Motors Ltd.	10,200	69
Hirose Electric Co. Ltd.	1,300	143
Hitachi Construction Machinery Co. Ltd.	3,800	105
Hitachi Metals Ltd.	8,100	96
Honda Motor Co. Ltd.	64,100	1,639
Hulic Co. Ltd.	10,800	102
Inpex Corp.	38,900	241
Isuzu Motors Ltd.	20,900	189

NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Japan – 8.1%continued
Japan Retail Fund Investment Corp.	106	$132
JFE Holdings, Inc.	21,600	155
Kajima Corp.	17,100	204
Kansai Paint Co. Ltd.	7,200	152
Kao Corp.	19,000	1,504
Kawasaki Heavy Industries Ltd.	5,300	76
KDDI Corp.	64,700	1,940
Keio Corp.	3,900	223
Keyence Corp.	7,100	2,964
Kikkoman Corp.	5,700	275
Kobayashi Pharmaceutical Co. Ltd.	1,800	158
Kobe Bussan Co. Ltd.	2,400	135
Komatsu Ltd.	35,200	720
Konami Holdings Corp.	3,800	127
Kubota Corp.	39,700	592
Kuraray Co. Ltd.	12,100	126
Kurita Water Industries Ltd.	3,900	108
Kyushu Railway Co.	5,800	151
Lawson, Inc.	1,900	95
Marubeni Corp.	63,300	286
Marui Group Co. Ltd.	7,300	132
Mazda Motor Corp.	21,600	130
Mercari, Inc.*	3,300	102
Mitsubishi Chemical Holdings Corp.	49,900	290
Mitsubishi Estate Co. Ltd.	47,100	700
Mitsubishi Materials Corp.	4,300	91
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,730	98
Mitsui Chemicals, Inc.	7,100	148
Mitsui Fudosan Co. Ltd.	37,100	657
Miura Co. Ltd.	3,400	141
Mizuho Financial Group, Inc.	967,473	1,186
MS&AD Insurance Group Holdings, Inc.	17,100	470
Murata Manufacturing Co. Ltd.	22,745	1,333
Nabtesco Corp.	4,300	133
Nagoya Railroad Co. Ltd.	7,300	206
NEC Corp.	9,300	446
NGK Insulators Ltd.	10,100	140
NGK Spark Plug Co. Ltd.	6,500	93
Nikon Corp.	11,800	99
Nintendo Co. Ltd.	4,300	1,913
Nippon Building Fund, Inc.	53	302
Nippon Express Co. Ltd.	2,800	145
Nippon Paint Holdings Co. Ltd.	5,600	406
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Japan – 8.1%continued
Nippon Prologis REIT, Inc.	89	$271
Nippon Shinyaku Co. Ltd.	1,800	146
Nippon Yusen K.K.	5,500	77
Nissin Foods Holdings Co. Ltd.	2,400	212
Nitori Holdings Co. Ltd.	3,100	607
Nitto Denko Corp.	6,600	374
Nomura Real Estate Holdings, Inc.	4,500	84
Nomura Real Estate Master Fund, Inc.	160	192
Nomura Research Institute Ltd.	12,276	335
NSK Ltd.	13,600	101
NTT DOCOMO, Inc.	45,800	1,222
Obayashi Corp.	25,300	237
Odakyu Electric Railway Co. Ltd.	11,600	285
Omron Corp.	7,200	482
Ono Pharmaceutical Co. Ltd.	14,200	413
Oriental Land Co. Ltd.	7,700	1,017
ORIX Corp.	53,800	663
Osaka Gas Co. Ltd.	14,200	280
Otsuka Corp.	3,900	205
Panasonic Corp.	87,900	766
Park24 Co. Ltd.	4,400	75
Rakuten, Inc.	33,600	296
Recruit Holdings Co. Ltd.	49,900	1,706
Resona Holdings, Inc.	81,300	277
Rohm Co. Ltd.	3,400	225
Santen Pharmaceutical Co. Ltd.	14,100	259
SCSK Corp.	2,000	97
Secom Co. Ltd.	8,300	725
Sega Sammy Holdings, Inc.	6,700	80
Sekisui Chemical Co. Ltd.	16,200	232
Sekisui House Ltd.	24,000	457
Seven & i Holdings Co. Ltd.	29,000	946
SG Holdings Co. Ltd.	6,100	199
Sharp Corp.	8,100	86
Shimadzu Corp.	8,700	231
Shimizu Corp.	21,000	172
Shin-Etsu Chemical Co. Ltd.	13,900	1,625
Shionogi & Co. Ltd.	10,300	645
Shiseido Co. Ltd.	15,400	976
Showa Denko K.K.	4,900	110
Sohgo Security Services Co. Ltd.	2,700	126
Sompo Holdings, Inc.	13,000	447
Sony Corp.	49,900	3,417
Stanley Electric Co. Ltd.	5,733	138

EQUITY INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Japan – 8.1%continued
Sumitomo Chemical Co. Ltd.	58,200	$174
Sumitomo Metal Mining Co. Ltd.	9,100	254
Sumitomo Mitsui Trust Holdings, Inc.	12,900	362
Sumitomo Rubber Industries Ltd.	6,100	60
Suntory Beverage & Food Ltd.	5,200	203
Sysmex Corp.	6,442	495
T&D Holdings, Inc.	20,500	175
Taisei Corp.	7,400	269
Takeda Pharmaceutical Co. Ltd.	61,900	2,209
TDK Corp.	5,000	496
Teijin Ltd.	6,900	110
Tobu Railway Co. Ltd.	7,400	245
Tokyo Century Corp.	1,700	87
Tokyo Electron Ltd.	5,800	1,423
Tokyo Gas Co. Ltd.	14,200	340
Tokyu Corp.	19,200	270
Toppan Printing Co. Ltd.	9,800	163
Toray Industries, Inc.	54,000	254
TOTO Ltd.	5,500	211
Toyo Suisan Kaisha Ltd.	3,300	184
Toyoda Gosei Co. Ltd.	2,600	54
Toyota Tsusho Corp.	8,200	208
Unicharm Corp.	15,400	631
USS Co. Ltd.	8,800	141
West Japan Railway Co.	6,500	365
Yakult Honsha Co. Ltd.	4,700	277
Yamada Denki Co. Ltd.	27,560	137
Yamaha Corp.	5,100	240
Yamaha Motor Co. Ltd.	10,600	166
Yaskawa Electric Corp.	9,200	318
Yokogawa Electric Corp.	8,900	139
ZOZO, Inc.	4,200	93
		70,095
Jordan – 0.0%
Hikma Pharmaceuticals PLC	5,560	153
Netherlands – 1.8%
Aegon N.V.	67,260	200
Akzo Nobel N.V.	7,721	691
ASML Holding N.V.	16,683	6,116
ING Groep N.V.	154,541	1,073
Koninklijke Ahold Delhaize N.V.	42,498	1,157
Koninklijke DSM N.V.	6,682	923
Koninklijke KPN N.V.	144,263	382
Koninklijke Philips N.V.*	35,218	1,640
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Netherlands – 1.8%continued
Koninklijke Vopak N.V.	2,643	$140
NN Group N.V.	11,179	375
Prosus N.V.*	19,147	1,777
Wolters Kluwer N.V.	10,496	819
		15,293
New Zealand – 0.1%
Auckland International Airport Ltd.	49,023	207
Fisher & Paykel Healthcare Corp. Ltd.	21,970	508
Mercury NZ Ltd.	25,535	77
Meridian Energy Ltd.	49,231	153
Ryman Healthcare Ltd.	15,624	133
		1,078
Norway – 0.2%
Equinor ASA	38,498	548
Mowi ASA	18,089	344
Norsk Hydro ASA*	48,927	135
Orkla ASA	29,102	255
Schibsted ASA, Class B*	3,642	86
Telenor ASA	27,817	405
		1,773
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(4) *	29,034	—
EDP - Energias de Portugal S.A.	99,693	475
Galp Energia SGPS S.A.	19,238	222
Jeronimo Martins SGPS S.A.*	9,867	173
		870
Singapore – 0.5%
Ascendas Real Estate Investment Trust	118,368	270
CapitaLand Commercial Trust	109,260	133
CapitaLand Ltd.*	100,500	211
CapitaLand Mall Trust	94,500	133
City Developments Ltd.	21,300	129
DBS Group Holdings Ltd.	71,233	1,065
Jardine Cycle & Carriage Ltd.	3,844	56
Keppel Corp. Ltd.	56,500	242
Singapore Airlines Ltd.	52,100	140
Singapore Exchange Ltd.	31,500	189
Singapore Telecommunications Ltd.	323,300	572
United Overseas Bank Ltd.	47,100	685
UOL Group Ltd.	16,482	81
		3,906

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Spain – 0.8%
Banco Bilbao Vizcaya Argentaria S.A.	264,979	$910
Bankinter S.A.	27,597	131
CaixaBank S.A.	146,428	312
Ferrovial S.A.	260	7
Iberdrola S.A.	226,917	2,628
Industria de Diseno Textil S.A.	42,893	1,134
Naturgy Energy Group S.A.	11,014	205
Red Electrica Corp. S.A.	16,279	303
Repsol S.A.	54,264	474
Telefonica S.A.	180,848	866
		6,970
Sweden – 0.9%
Assa Abloy AB, Class B	39,965	811
Atlas Copco AB, Class A	26,719	1,130
Atlas Copco AB, Class B	14,950	552
Boliden AB	10,264	233
Electrolux AB, Class B	10,256	171
Essity AB, Class B*	24,237	783
Hennes & Mauritz AB, Class B	30,586	442
Husqvarna AB, Class B	15,632	128
ICA Gruppen AB	3,850	182
Investment AB Latour, Class B	5,779	105
Kinnevik AB, Class B	9,325	245
Sandvik AB*	45,234	844
Skandinaviska Enskilda Banken AB, Class A*	62,101	537
Skanska AB, Class B*	13,117	266
SKF AB, Class B	14,773	274
Svenska Cellulosa AB S.C.A., Class B*	23,094	274
Svenska Handelsbanken AB, Class A*	59,345	563
Tele2 AB, Class B	19,248	255
Telia Co. AB	96,969	362
		8,157
Switzerland – 3.1%
ABB Ltd. (Registered)	72,603	1,632
Adecco Group A.G. (Registered)	5,929	278
Alcon, Inc.*	19,369	1,110
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	44	362
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	4	343
Chubb Ltd.	17,717	2,243
Cie Financiere Richemont S.A. (Registered)	20,566	1,310
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Switzerland – 3.1%continued
Clariant A.G. (Registered)*	7,210	$141
Coca-Cola HBC A.G. - CDI*	7,885	198
Garmin Ltd.	5,478	534
Givaudan S.A. (Registered)	363	1,350
Kuehne + Nagel International A.G. (Registered)*	2,075	344
Lonza Group A.G. (Registered)	2,926	1,543
Roche Holding A.G. (Genusschein)	27,506	9,524
SGS S.A. (Registered)	231	564
Sika A.G. (Registered)	5,617	1,080
Sonova Holding A.G. (Registered)*	2,107	420
Straumann Holding A.G. (Registered)	395	339
Swiss Re A.G.	11,381	876
Swisscom A.G. (Registered)	990	518
Zurich Insurance Group A.G.	5,859	2,063
		26,772
United Kingdom – 5.0%
3i Group PLC	37,725	389
Amcor PLC	64,461	658
Aon PLC, Class A	9,101	1,753
Associated British Foods PLC	13,438	318
Aviva PLC	161,314	546
Barratt Developments PLC	39,054	240
Berkeley Group Holdings (The) PLC	4,836	249
British Land (The) Co. PLC	34,352	164
BT Group PLC	340,690	481
Burberry Group PLC	16,526	327
CNH Industrial N.V.*	38,509	269
Coca-Cola European Partners PLC	7,857	297
Compass Group PLC	70,546	970
Croda International PLC	4,949	322
Ferguson PLC	8,932	731
GlaxoSmithKline PLC	196,891	3,989
IHS Markit Ltd.	15,023	1,134
Informa PLC	58,645	341
InterContinental Hotels Group PLC	7,291	323
ITV PLC	140,931	130
J Sainsbury PLC	66,219	171
JD Sports Fashion PLC	16,890	130
Johnson Matthey PLC	7,398	192
Kingfisher PLC	81,166	222
Land Securities Group PLC	27,145	186
Legal & General Group PLC	238,784	652
Liberty Global PLC, Class A*	6,285	137

EQUITY INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United Kingdom – 5.0%continued
Liberty Global PLC, Class C*	15,933	$343
Linde PLC	20,928	4,439
London Stock Exchange Group PLC	12,408	1,284
Mondi PLC	18,422	344
National Grid PLC	137,687	1,686
Next PLC	5,131	311
Pearson PLC	28,882	206
Pentair PLC	6,451	245
Prudential PLC	102,389	1,542
Reckitt Benckiser Group PLC	27,839	2,562
RELX PLC	76,014	1,759
Rentokil Initial PLC	70,027	442
RSA Insurance Group PLC	39,116	198
Sage Group (The) PLC	41,692	347
Schroders PLC	4,743	173
Segro PLC	42,045	466
Smith & Nephew PLC	33,854	631
Spirax-Sarco Engineering PLC	2,820	348
SSE PLC	39,845	673
Standard Chartered PLC	104,974	572
Standard Life Aberdeen PLC	88,381	292
Taylor Wimpey PLC	122,344	216
Tesco PLC	387,667	1,095
Unilever N.V.	57,385	3,043
Unilever PLC	45,796	2,469
Whitbread PLC	8,354	230
Willis Towers Watson PLC	5,066	998
Wm Morrison Supermarkets PLC	95,595	226
WPP PLC	48,119	375
		42,836
United States – 59.9%
3M Co.	22,536	3,515
AbbVie, Inc.	69,172	6,791
ABIOMED, Inc.*	1,724	416
Activision Blizzard, Inc.	30,099	2,284
Adobe, Inc.*	18,888	8,222
Advance Auto Parts, Inc.	2,619	373
AES (The) Corp.	25,016	362
Agilent Technologies, Inc.	12,244	1,082
Alexandria Real Estate Equities, Inc.	4,707	764
Align Technology, Inc.*	2,866	787
Alliant Energy Corp.	10,102	483
Allstate (The) Corp.	12,458	1,208
Ally Financial, Inc.	14,297	283
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 59.9%continued
Alphabet, Inc., Class A*	11,732	$16,637
Alphabet, Inc., Class C*	12,006	16,972
AMERCO	373	113
American Express Co.	27,004	2,571
American Financial Group, Inc.	2,805	178
American International Group, Inc.	34,353	1,071
American Tower Corp.	17,339	4,483
American Water Works Co., Inc.	7,151	920
Ameriprise Financial, Inc.	4,726	709
AmerisourceBergen Corp.	5,900	595
Amgen, Inc.	23,081	5,444
Applied Materials, Inc.	36,036	2,178
Aramark	8,727	197
Arch Capital Group Ltd.*	15,564	446
Arthur J. Gallagher & Co.	7,209	703
Assurant, Inc.	2,258	233
Autodesk, Inc.*	8,647	2,068
Axalta Coating Systems Ltd.*	7,941	179
Baker Hughes Co.	24,674	380
Ball Corp.	12,861	894
Bank of New York Mellon (The) Corp.	31,563	1,220
Becton Dickinson and Co.	10,628	2,543
Best Buy Co., Inc.	8,939	780
Biogen, Inc.*	6,818	1,824
BioMarin Pharmaceutical, Inc.*	7,087	874
BlackRock, Inc.	5,978	3,253
Booking Holdings, Inc.*	1,611	2,565
BorgWarner, Inc.	7,919	280
Boston Properties, Inc.	5,659	511
Bristol-Myers Squibb Co.	88,474	5,202
Bunge Ltd.	5,383	221
Burlington Stores, Inc.*	2,543	501
C.H. Robinson Worldwide, Inc.	5,054	400
Cable One, Inc.	175	311
Cadence Design Systems, Inc.*	11,059	1,061
Campbell Soup Co.	6,920	343
Cardinal Health, Inc.	11,209	585
Carlyle Group (The), Inc.	5,330	149
CarMax, Inc.*	6,314	565
Caterpillar, Inc.	21,541	2,725
Cboe Global Markets, Inc.	4,226	394
CBRE Group, Inc., Class A*	12,851	581
Centene Corp.*	23,020	1,463
CenturyLink, Inc.	35,510	356

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 59.9%continued
Cerner Corp.	12,340	$846
Charles Schwab (The) Corp.	45,354	1,530
Cheniere Energy, Inc.*	8,735	422
Cigna Corp.	14,618	2,743
Cisco Systems, Inc.	165,993	7,742
Citizens Financial Group, Inc.	16,511	417
Citrix Systems, Inc.	4,450	658
Clorox (The) Co.	4,918	1,079
CME Group, Inc.	14,039	2,282
CMS Energy Corp.	10,863	635
Coca-Cola (The) Co.	159,553	7,129
Cognex Corp.	6,601	394
Colgate-Palmolive Co.	31,967	2,342
Comerica, Inc.	5,679	216
ConocoPhillips	42,471	1,785
Consolidated Edison, Inc.	13,091	942
Copart, Inc.*	8,341	695
CSX Corp.	30,436	2,123
Cummins, Inc.	5,964	1,033
Darden Restaurants, Inc.	4,932	374
DaVita, Inc.*	3,369	267
Deere & Co.	11,694	1,838
Delta Air Lines, Inc.	6,139	172
DENTSPLY SIRONA, Inc.	8,511	375
DexCom, Inc.*	3,592	1,456
Discover Financial Services	11,870	595
Discovery, Inc., Class A*	6,347	134
Discovery, Inc., Class C*	12,663	244
Dominion Energy, Inc.	32,902	2,671
Domino's Pizza, Inc.	1,481	547
Dover Corp.	5,874	567
DTE Energy Co.	7,626	820
DuPont de Nemours, Inc.	29,050	1,543
E*TRADE Financial Corp.	8,610	428
East West Bancorp, Inc.	5,430	197
Eaton Corp. PLC	16,308	1,427
eBay, Inc.	31,227	1,638
Ecolab, Inc.	9,928	1,975
Edison International	14,279	775
Edwards Lifesciences Corp.*	24,540	1,696
Electronic Arts, Inc.*	11,370	1,501
EOG Resources, Inc.	23,114	1,171
Equinix, Inc.	3,345	2,349
Equitable Holdings, Inc.	16,045	309
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 59.9%continued
Equity Residential	14,792	$870
Erie Indemnity Co., Class A	1,001	192
Estee Lauder (The) Cos., Inc., Class A	8,717	1,645
Eversource Energy	12,974	1,080
Expedia Group, Inc.	5,261	432
Expeditors International of Washington, Inc.	6,494	494
FactSet Research Systems, Inc.	1,457	479
Fastenal Co.	22,094	946
Fifth Third Bancorp	27,267	526
First Republic Bank	6,773	718
Fortune Brands Home & Security, Inc.	5,264	337
Franklin Resources, Inc.	11,306	237
General Mills, Inc.	23,710	1,462
Genuine Parts Co.	5,564	484
Gilead Sciences, Inc.	49,439	3,804
Hartford Financial Services Group (The), Inc.	13,722	529
Hasbro, Inc.	5,039	378
HCA Healthcare, Inc.	10,672	1,036
Healthpeak Properties, Inc.	19,461	536
Henry Schein, Inc.*	5,495	321
Hess Corp.	10,535	546
Hewlett Packard Enterprise Co.	49,529	482
Hilton Worldwide Holdings, Inc.	11,091	815
HollyFrontier Corp.	5,910	173
Hologic, Inc.*	10,078	574
Home Depot (The), Inc.	42,700	10,697
Hormel Foods Corp.	11,245	543
Host Hotels & Resorts, Inc.	27,550	297
Howmet Aerospace, Inc.	15,045	238
HP, Inc.	56,248	980
Humana, Inc.	5,187	2,011
Huntington Bancshares, Inc.	42,381	383
IDEX Corp.	2,925	462
IDEXX Laboratories, Inc.*	3,394	1,121
Illinois Tool Works, Inc.	12,587	2,201
Intel Corp.	167,307	10,010
Intercontinental Exchange, Inc.	21,713	1,989
International Business Machines Corp.	34,801	4,203
International Flavors & Fragrances, Inc.	3,269	400
Intuit, Inc.	10,222	3,028
Invesco Ltd.	15,036	162
Iron Mountain, Inc.	11,474	299

EQUITY INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 59.9%continued
Johnson & Johnson	103,147	$14,506
Johnson Controls International PLC	30,180	1,030
Jones Lang LaSalle, Inc.	1,908	197
Kansas City Southern	3,684	550
Kellogg Co.	9,816	648
KeyCorp	37,579	458
Keysight Technologies, Inc.*	7,443	750
Kimberly-Clark Corp.	13,465	1,903
Kinder Morgan, Inc.	80,770	1,225
Laboratory Corp. of America Holdings*	3,723	618
Lam Research Corp.	5,708	1,846
Lennox International, Inc.	1,338	312
Liberty Broadband Corp., Class C*	4,137	513
Lincoln National Corp.	7,562	278
LKQ Corp.*	11,173	293
Loews Corp.	9,981	342
Lowe's Cos., Inc.	30,056	4,061
M&T Bank Corp.	4,995	519
Marathon Petroleum Corp.	25,514	954
MarketAxess Holdings, Inc.	1,451	727
Marsh & McLennan Cos., Inc.	19,763	2,122
Masco Corp.	10,628	534
Mastercard, Inc., Class A	35,079	10,373
McCormick & Co., Inc. (Non Voting)	4,903	880
McDonald's Corp.	29,217	5,390
Merck & Co., Inc.	99,346	7,682
Mettler-Toledo International, Inc.*	920	741
Microsoft Corp.	282,661	57,524
Mohawk Industries, Inc.*	2,356	240
Moody's Corp.	6,658	1,829
Mosaic (The) Co.	13,105	164
Nasdaq, Inc.	4,416	528
National Oilwell Varco, Inc.	14,781	181
Newell Brands, Inc.	15,424	245
Newmont Corp.	31,695	1,957
Nielsen Holdings PLC	13,634	203
NIKE, Inc., Class B	48,605	4,766
Norfolk Southern Corp.	10,153	1,783
Northern Trust Corp.(5)	7,613	604
Nucor Corp.	11,754	487
NVIDIA Corp.	23,949	9,098
NVR, Inc.*	135	440
Occidental Petroleum Corp.	34,469	631
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 59.9%continued
Omnicom Group, Inc.	8,834	$482
ONEOK, Inc.	16,291	541
Owens Corning	4,159	232
PACCAR, Inc.	13,658	1,022
Parker-Hannifin Corp.	5,085	932
People's United Financial, Inc.	16,945	196
PepsiCo, Inc.	54,420	7,198
Phillips 66	17,316	1,245
Pinnacle West Capital Corp.	4,242	311
Pioneer Natural Resources Co.	6,363	622
PNC Financial Services Group (The), Inc.	17,019	1,791
PPG Industries, Inc.	9,338	990
Principal Financial Group, Inc.	10,621	441
Procter & Gamble (The) Co.	96,646	11,556
Progressive (The) Corp.	22,898	1,834
Prologis, Inc.	28,944	2,701
Prudential Financial, Inc.	15,925	970
Public Service Enterprise Group, Inc.	19,506	959
Quest Diagnostics, Inc.	5,110	582
Raymond James Financial, Inc.	4,802	331
Regions Financial Corp.	36,514	406
Reinsurance Group of America, Inc.	2,720	213
ResMed, Inc.	5,731	1,100
Robert Half International, Inc.	4,395	232
Rockwell Automation, Inc.	4,585	977
Roper Technologies, Inc.	4,192	1,628
Ross Stores, Inc.	14,130	1,204
Royal Caribbean Cruises Ltd.	6,651	335
S&P Global, Inc.	9,574	3,154
salesforce.com, Inc.*	33,005	6,183
SBA Communications Corp.	4,390	1,308
Schlumberger Ltd.	54,915	1,010
Sempra Energy	11,555	1,355
Sherwin-Williams (The) Co.	3,264	1,886
Snap-on, Inc.	1,991	276
Southern (The) Co.	41,493	2,151
Stanley Black & Decker, Inc.	6,105	851
Starbucks Corp.	46,026	3,387
State Street Corp.	14,002	890
Steel Dynamics, Inc.	8,198	214
STERIS PLC	3,245	498
SVB Financial Group*	1,959	422
T. Rowe Price Group, Inc.	9,309	1,150

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 59.9%continued
Target Corp.	19,849	$2,380
TD Ameritrade Holding Corp.	10,407	379
Teladoc Health, Inc.*	2,695	514
Teledyne Technologies, Inc.*	1,404	437
Tesla, Inc.*	5,772	6,233
Texas Instruments, Inc.	36,534	4,639
Tiffany & Co.	4,225	515
TJX (The) Cos., Inc.	47,249	2,389
Tractor Supply Co.	4,650	613
Travelers (The) Cos., Inc.	10,055	1,147
Trimble, Inc.*	9,544	412
Truist Financial Corp.	52,853	1,985
UDR, Inc.	11,442	428
Ulta Beauty, Inc.*	2,065	420
Union Pacific Corp.	27,045	4,572
United Parcel Service, Inc., Class B	27,471	3,054
United Rentals, Inc.*	2,856	426
US Bancorp	54,014	1,989
Vail Resorts, Inc.	1,535	280
Valero Energy Corp.	16,107	947
Varian Medical Systems, Inc.*	3,505	429
Verizon Communications, Inc.	161,748	8,917
Vertex Pharmaceuticals, Inc.*	10,185	2,957
VF Corp.	13,282	809
Visa, Inc., Class A	66,806	12,905
VMware, Inc., Class A*	3,156	489
Voya Financial, Inc.	5,065	236
W.W. Grainger, Inc.	1,745	548
Walt Disney (The) Co.	70,735	7,888
Waste Management, Inc.	16,737	1,773
Waters Corp.*	2,378	429
WEC Energy Group, Inc.	12,396	1,086
Welltower, Inc.	16,252	841
West Pharmaceutical Services, Inc.	2,958	672
Western Union (The) Co.	15,821	342
Weyerhaeuser Co.	28,656	644
Whirlpool Corp.	2,411	312
Williams (The) Cos., Inc.	47,910	911
Xcel Energy, Inc.	20,647	1,290
Xylem, Inc.	6,858	445
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 59.9%continued
Zions Bancorp N.A.	6,581	$224
Zoetis, Inc.	18,655	2,556
		516,810
Total Common Stocks
(Cost $684,124)		833,077

PREFERRED STOCKS – 0.1%(1)
Germany – 0.1%
Bayerische Motoren Werke A.G., 5.80%(6)	2,173	105
Henkel A.G. & Co. KGaA, 2.20%(6)	7,356	684
Sartorius A.G., 0.12%(6)	1,365	449
		1,238
Total Preferred Stocks
(Cost $1,030)		1,238

RIGHTS – 0.0%
Spain – 0.0%
Repsol S.A.*	54,264	26
Telefonica S.A.*	180,848	36
		62
Total Rights
(Cost $70)		62

INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(7) (8)	18,551,438	18,551
Total Investment Companies
(Cost $18,551)		18,551

Total Investments – 98.9%
(Cost $703,775)		852,928
Other Assets less Liabilities – 1.1%		9,668
Net Assets – 100.0%		$862,596

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Investment in affiliate.

EQUITY INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNY Mellon	United States Dollar	30	Australian Dollar	44	9/16/20	$—*
Citibank	Swiss Franc	21	United States Dollar	22	9/16/20	—*
JPMorgan Chase	Euro	108	United States Dollar	123	9/16/20	1
JPMorgan Chase	Japanese Yen	35,313	United States Dollar	331	9/16/20	4
JPMorgan Chase	Swedish Krona	179	United States Dollar	19	9/16/20	—*
Morgan Stanley	United States Dollar	280	Swiss Franc	266	9/16/20	1
Subtotal Appreciation						6
Bank of Montreal	United States Dollar	270	Japanese Yen	28,959	9/16/20	(1)
BNY Mellon	Hong Kong Dollar	624	United States Dollar	80	9/16/20	—*
BNY Mellon	United States Dollar	238	Canadian Dollar	322	9/16/20	(1)
Goldman Sachs	United States Dollar	64	British Pound	51	9/16/20	(1)
JPMorgan Chase	Euro	478	United States Dollar	537	9/16/20	(1)
JPMorgan Chase	United States Dollar	850	Euro	754	9/16/20	(2)
JPMorgan Chase	United States Dollar	735	Japanese Yen	78,609	9/16/20	(6)
Morgan Stanley	United States Dollar	337	British Pound	269	9/16/20	(4)
Toronto-Dominion Bank	United States Dollar	316	Canadian Dollar	427	9/16/20	(1)
Toronto-Dominion Bank	United States Dollar	392	Euro	347	9/16/20	(1)
Toronto-Dominion Bank	United States Dollar	674	Japanese Yen	72,206	9/16/20	(5)
Subtotal Depreciation						(23)
Total						$(17)

*	Amounts round to less than a thousand.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	114	$17,614	Long	9/20	$142
Euro Stoxx 50 (Euro)	114	4,128	Long	9/20	139
FTSE 100 Index (British Pound)	13	990	Long	9/20	17
S&P/TSX 60 Index (Canadian Dollar)	6	821	Long	9/20	(4)
SPI 200 Index (Australian Dollar)	10	1,017	Long	9/20	12
Topix Index (Japanese Yen)	10	1,443	Long	9/20	(31)
Total					$275
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.5%
Consumer Discretionary	10.8
Consumer Staples	8.1
Energy	2.8
Financials	12.8
Health Care	13.9
Industrials	10.1
Information Technology	21.5
Materials	5.0
Real Estate	3.0
Utilities	3.5
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued	June 30, 2020 (UNAUDITED)
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	64.8%
Euro	10.8
Japanese Yen	8.4
All other currencies less than 5%	16.0
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$1,730	$—	$—	$1,730
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Canada	$32,406	$—	$—	$32,406
Ireland	7,825	2,552	—	10,377
Switzerland	2,777	23,995	—	26,772
United Kingdom	10,004	32,832	—	42,836
United States	516,810	—	—	516,810
All Other Countries(1)	—	202,146	—	202,146
Total Common Stocks	571,552	261,525	—	833,077
Preferred Stocks(1)	—	1,238	—	1,238
Rights(1)	62	—	—	62
Investment Companies	18,551	—	—	18,551
Total Investments	$590,165	$262,763	$—	$852,928
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$6	$—	$6
Futures Contracts	310	—	—	310
Liabilities
Forward Foreign Currency Exchange Contracts	—	(23)	—	(23)
Futures Contracts	(35)	—	—	(35)
Total Other Financial Instruments	$275	$(17)	$—	$258

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,851	$73,718	$62,018	$—	$—	$3	$18,551	18,551,438
Northern Trust Corp.	577	38	39	43	(15)	5	604	7,613
Total	$7,428	$73,756	$62,057	$43	$(15)	$8	$19,155	18,559,051
EQUITY INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8%(1)
Australia – 6.7%
Afterpay Ltd.*	70,289	$3,029
AGL Energy Ltd.	204,777	2,415
AMP Ltd.*	1,125,922	1,443
Ampol Ltd.	83,170	1,690
APA Group	383,235	2,951
Aristocrat Leisure Ltd.	185,908	3,288
ASX Ltd.	63,071	3,727
Aurizon Holdings Ltd.	631,243	2,149
AusNet Services	615,432	710
Australia & New Zealand Banking Group Ltd.	917,352	11,872
BGP Holdings PLC(2) *	1,085,479	—
BHP Group Ltd.	955,618	23,715
BHP Group PLC	684,269	14,048
BlueScope Steel Ltd.	160,774	1,304
Brambles Ltd.	503,845	3,790
CIMIC Group Ltd.	31,589	529
Coca-Cola Amatil Ltd.	176,199	1,056
Cochlear Ltd.	20,749	2,707
Coles Group Ltd.	435,901	5,178
Commonwealth Bank of Australia	573,676	27,628
Computershare Ltd.	150,137	1,380
Crown Resorts Ltd.	116,748	780
CSL Ltd.	147,177	29,178
Dexus	371,442	2,367
Evolution Mining Ltd.	533,418	2,132
Fortescue Metals Group Ltd.	555,166	5,327
Goodman Group	530,949	5,464
GPT Group (The)	622,460	1,800
Insurance Australia Group Ltd.	775,415	3,100
Lendlease Group	215,846	1,852
Macquarie Group Ltd.	108,520	8,933
Magellan Financial Group Ltd.	42,176	1,717
Medibank Pvt Ltd.	939,139	1,943
Mirvac Group	1,283,973	1,933
National Australia Bank Ltd.	1,033,254	13,063
Newcrest Mining Ltd.	262,973	5,863
Northern Star Resources Ltd.	243,188	2,315
Oil Search Ltd.	646,495	1,424
Orica Ltd.	127,119	1,461
Origin Energy Ltd.	557,901	2,260
Qantas Airways Ltd.*	55,634	140
Qantas Airways Ltd. (Athens Exchange)	222,539	583
QBE Insurance Group Ltd.	465,026	2,859
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Australia – 6.7%continued
Ramsay Health Care Ltd.	57,943	$2,671
REA Group Ltd.	16,671	1,248
Santos Ltd.	585,013	2,151
Scentre Group	1,743,085	2,625
SEEK Ltd.	104,303	1,583
Sonic Healthcare Ltd.	150,492	3,177
South32 Ltd.	1,592,579	2,255
Stockland	774,161	1,778
Suncorp Group Ltd.	415,200	2,658
Sydney Airport	373,070	1,463
Tabcorp Holdings Ltd.	663,762	1,554
Telstra Corp. Ltd.	1,360,762	2,946
TPG Telecom Ltd.*	114,731	705
Transurban Group	894,293	8,733
Treasury Wine Estates Ltd.	238,937	1,730
Tuas Ltd.*	57,365	27
Vicinity Centres	1,040,005	1,031
Washington H Soul Pattinson & Co. Ltd.	34,737	471
Wesfarmers Ltd.	366,324	11,378
Westpac Banking Corp.	1,177,608	14,669
WiseTech Global Ltd.	47,156	631
Woodside Petroleum Ltd.	307,548	4,622
Woolworths Group Ltd.	408,641	10,538
		291,747
Austria – 0.2%
ANDRITZ A.G.*	24,345	885
Erste Group Bank A.G.*	90,538	2,127
OMV A.G.*	46,476	1,552
Raiffeisen Bank International A.G.	48,100	856
Verbund A.G.	22,046	986
voestalpine A.G.	39,104	840
		7,246
Belgium – 0.9%
Ageas S.A./N.V.	59,668	2,110
Anheuser-Busch InBev S.A./N.V.	246,353	12,142
Colruyt S.A.	18,827	1,035
Elia Group S.A./N.V.	9,981	1,082
Galapagos N.V.*	13,741	2,698
Groupe Bruxelles Lambert S.A.	37,967	3,181
KBC Group N.V.	82,210	4,709
Proximus S.A.DP	51,340	1,045
Sofina S.A.	4,895	1,291
Solvay S.A., Class A	24,768	1,980

NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Belgium – 0.9%continued
Telenet Group Holding N.V.	15,042	$619
UCB S.A.	41,476	4,801
Umicore S.A.	64,146	3,016
		39,709
Chile – 0.0%
Antofagasta PLC	128,744	1,493
China – 0.1%
BeiGene Ltd. ADR*	12,635	2,380
Yangzijiang Shipbuilding Holdings Ltd.	794,366	531
		2,911
Denmark – 2.3%
Ambu A/S, Class B	53,390	1,678
AP Moller - Maersk A/S, Class A	1,004	1,089
AP Moller - Maersk A/S, Class B	2,152	2,505
Carlsberg A/S, Class B	34,790	4,596
Chr Hansen Holding A/S	34,647	3,571
Coloplast A/S, Class B	38,994	6,045
Danske Bank A/S*	221,568	2,947
Demant A/S*	37,292	983
DSV Panalpina A/S	68,084	8,306
Genmab A/S*	20,992	7,022
GN Store Nord A/S	41,574	2,214
H Lundbeck A/S	22,078	830
Novo Nordisk A/S, Class B	573,162	37,090
Novozymes A/S, Class B	70,015	4,046
Orsted A/S(3)	60,694	7,000
Pandora A/S	33,537	1,820
Tryg A/S	42,228	1,222
Vestas Wind Systems A/S	64,879	6,602
		99,566
Finland – 1.2%
Elisa OYJ	46,542	2,829
Fortum OYJ	147,074	2,790
Kone OYJ, Class B	110,181	7,571
Metso OYJ	33,950	1,111
Neste OYJ	136,777	5,342
Nokia OYJ	1,832,622	8,026
Nordea Bank Abp*	1,061,745	7,317
Orion OYJ, Class B	34,192	1,653
Sampo OYJ, Class A	151,821	5,216
Stora Enso OYJ (Registered)	185,170	2,208
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Finland – 1.2%continued
UPM-Kymmene OYJ	171,879	$4,960
Wartsila OYJ Abp	143,513	1,185
		50,208
France – 10.5%
Accor S.A.*	62,009	1,683
Aeroports de Paris	9,143	937
Air Liquide S.A.	153,176	22,071
Airbus S.E.*	190,521	13,557
Alstom S.A.	64,320	2,988
Amundi S.A.(3) *	19,295	1,509
Arkema S.A.	23,012	2,198
Atos S.E.*	32,515	2,767
AXA S.A.*	631,418	13,177
BioMerieux	13,825	1,898
BNP Paribas S.A.*	364,712	14,458
Bollore S.A.	262,625	824
Bouygues S.A.*	75,250	2,567
Bureau Veritas S.A.*	97,320	2,050
Capgemini S.E.	52,157	5,966
Carrefour S.A.	206,190	3,183
Casino Guichard Perrachon S.A.*	13,808	511
Cie de Saint-Gobain*	168,373	6,052
Cie Generale des Etablissements Michelin S.C.A.	55,041	5,702
CNP Assurances*	54,298	624
Covivio	14,888	1,077
Credit Agricole S.A.*	371,695	3,511
Danone S.A.*	199,866	13,811
Dassault Aviation S.A.*	777	715
Dassault Systemes S.E.	42,414	7,310
Edenred	78,121	3,413
Eiffage S.A.*	26,411	2,412
Electricite de France S.A.	195,513	1,800
Engie S.A.*	600,590	7,413
EssilorLuxottica S.A. (Euronext Exchange)*	92,866	11,903
Eurazeo S.E.*	13,777	706
Eurofins Scientific S.E.	4,326	2,712
Faurecia S.E.*	24,604	959
Gecina S.A.	14,696	1,814
Getlink S.E.*	141,010	2,032
Hermes International	10,216	8,527
ICADE	10,130	705
Iliad S.A.	4,810	938

EQUITY INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
France – 10.5%continued
Ingenico Group S.A.*	20,182	$3,214
Ipsen S.A.	12,382	1,051
JCDecaux S.A.*	29,434	547
Kering S.A.	24,586	13,354
Klepierre S.A.	69,098	1,375
La Francaise des Jeux S.A.E.M(3)	27,798	857
Legrand S.A.	84,108	6,382
L'Oreal S.A.*	81,272	26,055
LVMH Moet Hennessy Louis Vuitton S.E.	90,126	39,475
Natixis S.A.*	328,403	856
Orange S.A.	653,545	7,807
Orpea	16,423	1,897
Pernod Ricard S.A.	68,369	10,746
Peugeot S.A.*	195,735	3,177
Publicis Groupe S.A.	68,863	2,226
Remy Cointreau S.A.	7,704	1,048
Renault S.A.*	63,646	1,611
Safran S.A.*	104,716	10,475
Sanofi	366,071	37,244
Sartorius Stedim Biotech	9,188	2,319
Schneider Electric S.E.	178,476	19,787
SCOR S.E.*	54,845	1,501
SEB S.A.	7,697	1,271
SES S.A.	121,841	831
Societe Generale S.A.*	259,994	4,326
Sodexo S.A.	28,765	1,943
Suez S.A.	114,484	1,340
Teleperformance	19,279	4,888
Thales S.A.	35,792	2,887
TOTAL S.A.	802,396	30,563
Ubisoft Entertainment S.A.*	29,543	2,433
Unibail-Rodamco-Westfield	30,270	1,703
Unibail-Rodamco-Westfield - CDI	284,960	797
Valeo S.A.	75,023	1,965
Veolia Environnement S.A.	175,020	3,931
Vinci S.A.	166,621	15,322
Vivendi S.A.	268,025	6,870
Wendel S.E.*	8,624	821
Worldline S.A.(3) *	44,707	3,863
		455,238
Germany – 8.5%
adidas A.G.*	61,699	16,142
Allianz S.E. (Registered)	135,062	27,549
Aroundtown S.A.*	374,858	2,146
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Germany – 8.5%continued
BASF S.E.	296,772	$16,584
Bayer A.G. (Registered)	318,532	23,380
Bayerische Motoren Werke A.G.	109,201	6,957
Beiersdorf A.G.	32,957	3,739
Brenntag A.G.	48,795	2,562
Carl Zeiss Meditec A.G. (Bearer)*	13,432	1,309
Commerzbank A.G.*	333,978	1,487
Continental A.G.*	35,891	3,506
Covestro A.G.(3) *	55,602	2,110
Daimler A.G. (Registered)*	279,111	11,313
Delivery Hero S.E.(3) *	42,001	4,279
Deutsche Bank A.G. (Registered)*	643,085	6,098
Deutsche Boerse A.G.	61,350	11,089
Deutsche Lufthansa A.G. (Registered)*	78,128	783
Deutsche Post A.G. (Registered)*	319,085	11,640
Deutsche Telekom A.G. (Registered)	1,080,461	18,073
Deutsche Wohnen S.E.	111,560	5,005
E.ON S.E.	735,585	8,270
Evonik Industries A.G.	67,876	1,720
Fraport A.G. Frankfurt Airport Services Worldwide*	15,023	655
Fresenius Medical Care A.G. & Co. KGaA*	69,392	5,916
Fresenius S.E. & Co. KGaA*	136,886	6,757
GEA Group A.G.	50,311	1,588
Hannover Rueck S.E.	19,861	3,416
HeidelbergCement A.G.	48,335	2,575
Henkel A.G. & Co. KGaA	33,775	2,807
HOCHTIEF A.G.	7,372	652
Infineon Technologies A.G.	404,257	9,449
KION Group A.G.*	21,474	1,318
Knorr-Bremse A.G.	16,348	1,654
LANXESS A.G.*	27,548	1,448
LEG Immobilien A.G.*	22,246	2,822
Merck KGaA	41,574	4,820
METRO A.G.	65,940	623
MTU Aero Engines A.G.*	17,397	3,007
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	46,667	12,111
Nemetschek S.E.	18,794	1,289
Puma S.E.*	27,648	2,132
RWE A.G.	188,723	6,602
SAP S.E.	338,901	47,174
Scout24 A.G.(3)	34,470	2,679

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Germany – 8.5%continued
Siemens A.G. (Registered)	247,962	$29,128
Siemens Healthineers A.G.(3)	49,556	2,373
Symrise A.G.	40,948	4,751
TeamViewer A.G.*	42,532	2,320
Telefonica Deutschland Holding A.G.	332,822	982
thyssenkrupp A.G.*	129,657	917
Uniper S.E.	67,410	2,176
United Internet A.G. (Registered)	34,448	1,454
Volkswagen A.G.*	10,320	1,656
Vonovia S.E.	166,274	10,185
Zalando S.E.(3) *	49,701	3,495
		366,672
Hong Kong – 3.2%
AIA Group Ltd.	3,912,086	36,410
ASM Pacific Technology Ltd.	97,300	1,028
Bank of East Asia (The) Ltd.	438,830	1,003
BOC Hong Kong Holdings Ltd.	1,227,108	3,896
Budweiser Brewing Co. APAC Ltd.	564,700	1,641
CK Asset Holdings Ltd.	832,638	4,951
CK Hutchison Holdings Ltd.	885,138	5,674
CK Infrastructure Holdings Ltd.	217,353	1,120
CLP Holdings Ltd.	528,514	5,176
Dairy Farm International Holdings Ltd.	110,800	516
Galaxy Entertainment Group Ltd.	691,148	4,693
Hang Lung Properties Ltd.	667,501	1,582
Hang Seng Bank Ltd.	251,379	4,244
Henderson Land Development Co. Ltd.	484,929	1,836
HK Electric Investments & HK Electric Investments Ltd.	855,227	888
HKT Trust & HKT Ltd.	1,253,220	1,842
Hong Kong & China Gas Co. Ltd.	3,487,481	5,393
Hong Kong Exchanges & Clearing Ltd.	387,596	16,519
Hongkong Land Holdings Ltd.	375,600	1,555
Jardine Matheson Holdings Ltd.	72,300	3,021
Jardine Strategic Holdings Ltd.	72,200	1,559
Kerry Properties Ltd.	233,703	604
Link REIT	677,671	5,530
Melco Resorts & Entertainment Ltd. ADR	71,716	1,113
MTR Corp. Ltd.	500,136	2,587
New World Development Co. Ltd.	505,112	2,401
NWS Holdings Ltd.	513,011	443
PCCW Ltd.	1,398,926	798
Power Assets Holdings Ltd.	455,317	2,473
Sino Land Co. Ltd.	1,010,174	1,272
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Hong Kong – 3.2%continued
SJM Holdings Ltd.	627,572	$702
Sun Hung Kai Properties Ltd.	427,758	5,451
Swire Pacific Ltd., Class A	155,051	820
Swire Properties Ltd.	383,787	975
Techtronic Industries Co. Ltd.	438,833	4,281
WH Group Ltd.(3)	3,130,213	2,686
Wharf Real Estate Investment Co. Ltd.	541,766	2,586
		139,269
Ireland – 1.0%
AerCap Holdings N.V.*	40,168	1,237
CRH PLC	256,182	8,762
DCC PLC	32,134	2,676
Experian PLC	293,432	10,235
Flutter Entertainment PLC	50,608	6,643
Irish Bank Resolution Corp. Ltd.(2) *	99,788	—
James Hardie Industries PLC - CDI	144,410	2,756
Kerry Group PLC, Class A	51,724	6,435
Kingspan Group PLC	48,714	3,135
Smurfit Kappa Group PLC	74,036	2,471
		44,350
Isle of Man – 0.0%
GVC Holdings PLC	196,963	1,805
Israel – 0.6%
Azrieli Group Ltd.	14,606	662
Bank Hapoalim B.M.	371,223	2,223
Bank Leumi Le-Israel B.M.	485,517	2,446
Check Point Software Technologies Ltd.*	37,720	4,052
CyberArk Software Ltd.*	11,909	1,182
Elbit Systems Ltd.	8,533	1,174
ICL Group Ltd.	227,703	678
Israel Discount Bank Ltd., Class A	370,758	1,135
Mizrahi Tefahot Bank Ltd.	44,365	835
Nice Ltd.*	19,770	3,735
Teva Pharmaceutical Industries Ltd. ADR*	363,327	4,480
Wix.com Ltd.*	16,515	4,232
		26,834
Italy – 2.1%
Assicurazioni Generali S.p.A.	364,075	5,502
Atlantia S.p.A.*	165,466	2,654
Davide Campari-Milano S.p.A.	180,713	1,521
DiaSorin S.p.A.	8,205	1,570

EQUITY INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Italy – 2.1%continued
Enel S.p.A.	2,637,014	$22,718
Eni S.p.A.	821,127	7,819
Ferrari N.V.	18,106	3,085
Ferrari N.V. (New York Exchange)	23,010	3,935
FinecoBank Banca Fineco S.p.A.*	201,484	2,715
Infrastrutture Wireless Italiane S.p.A.(3)	74,074	742
Intesa Sanpaolo S.p.A.*	4,800,105	9,170
Leonardo S.p.A.	136,815	905
Mediobanca Banca di Credito Finanziario S.p.A.	198,017	1,419
Moncler S.p.A.*	63,253	2,415
Nexi S.p.A.(3) *	102,310	1,767
Pirelli & C S.p.A.(3) *	128,750	545
Poste Italiane S.p.A.(3)	170,499	1,480
Prysmian S.p.A.	80,785	1,869
Recordati S.p.A.	33,670	1,680
Snam S.p.A.	659,958	3,210
Telecom Italia S.p.A.	2,637,213	1,035
Telecom Italia S.p.A. (RSP)	1,985,718	769
Tenaris S.A.	148,437	957
Terna Rete Elettrica Nazionale S.p.A.	457,985	3,144
UniCredit S.p.A.*	686,090	6,299
		88,925
Japan – 25.0%
ABC-Mart, Inc.	10,800	632
Acom Co. Ltd.	127,500	486
Advantest Corp.	65,500	3,720
Aeon Co. Ltd.	210,500	4,889
Aeon Mall Co. Ltd.	29,880	396
AGC, Inc.	63,400	1,804
Air Water, Inc.	58,469	825
Aisin Seiki Co. Ltd.	51,900	1,512
Ajinomoto Co., Inc.	153,100	2,544
Alfresa Holdings Corp.	61,400	1,278
Amada Co. Ltd.	107,000	875
ANA Holdings, Inc.*	34,700	789
Aozora Bank Ltd.	40,400	703
Asahi Group Holdings Ltd.	126,900	4,446
Asahi Intecc Co. Ltd.	63,300	1,799
Asahi Kasei Corp.	409,800	3,329
Astellas Pharma, Inc.	600,900	10,003
Bandai Namco Holdings, Inc.	64,200	3,374
Bank of Kyoto (The) Ltd.	19,394	687
Benesse Holdings, Inc.	23,200	624
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 25.0%continued
Bridgestone Corp.	169,300	$5,447
Brother Industries Ltd.	72,600	1,308
Calbee, Inc.	28,100	777
Canon, Inc.	328,000	6,526
Casio Computer Co. Ltd.	64,800	1,125
Central Japan Railway Co.	46,200	7,152
Chiba Bank (The) Ltd.	181,400	855
Chubu Electric Power Co., Inc.	210,800	2,651
Chugai Pharmaceutical Co. Ltd.	217,665	11,636
Chugoku Electric Power (The) Co., Inc.	93,500	1,248
Coca-Cola Bottlers Japan Holdings, Inc.	39,800	721
Concordia Financial Group Ltd.	316,300	1,013
Cosmos Pharmaceutical Corp.	6,500	996
CyberAgent, Inc.	33,200	1,629
Dai Nippon Printing Co. Ltd.	80,900	1,853
Daicel Corp.	81,600	631
Daifuku Co. Ltd.	33,300	2,909
Dai-ichi Life Holdings, Inc.	355,300	4,232
Daiichi Sankyo Co. Ltd.	184,000	15,027
Daikin Industries Ltd.	80,500	12,945
Daito Trust Construction Co. Ltd.	21,100	1,939
Daiwa House Industry Co. Ltd.	184,600	4,354
Daiwa House REIT Investment Corp.	633	1,491
Daiwa Securities Group, Inc.	473,800	1,977
Denso Corp.	139,000	5,423
Dentsu, Inc.	69,618	1,651
Disco Corp.	9,400	2,276
East Japan Railway Co.	98,712	6,841
Eisai Co. Ltd.	81,700	6,476
Electric Power Development Co. Ltd.	43,700	829
ENEOS Holdings, Inc.	1,017,197	3,604
FamilyMart Co. Ltd.	83,300	1,430
FANUC Corp.	62,800	11,222
Fast Retailing Co. Ltd.	18,900	10,821
Fuji Electric Co. Ltd.	41,000	1,121
FUJIFILM Holdings Corp.	118,100	5,053
Fujitsu Ltd.	64,200	7,515
Fukuoka Financial Group, Inc.	58,400	922
GLP J-Reit	1,175	1,706
GMO Payment Gateway, Inc.	13,300	1,386
Hakuhodo DY Holdings, Inc.	69,900	831
Hamamatsu Photonics K.K.	45,370	1,965
Hankyu Hanshin Holdings, Inc.	73,800	2,494
Hikari Tsushin, Inc.	6,500	1,480

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 25.0%continued
Hino Motors Ltd.	87,800	$593
Hirose Electric Co. Ltd.	10,528	1,154
Hisamitsu Pharmaceutical Co., Inc.	16,700	900
Hitachi Construction Machinery Co. Ltd.	34,100	943
Hitachi Ltd.	313,000	9,881
Hitachi Metals Ltd.	69,000	821
Honda Motor Co. Ltd.	527,300	13,481
Hoshizaki Corp.	16,400	1,405
Hoya Corp.	122,200	11,702
Hulic Co. Ltd.	102,100	967
Idemitsu Kosan Co. Ltd.	64,688	1,372
Iida Group Holdings Co. Ltd.	50,064	767
Inpex Corp.	334,500	2,071
Isetan Mitsukoshi Holdings Ltd.	109,860	630
Isuzu Motors Ltd.	177,800	1,606
Ito En Ltd.	17,600	992
ITOCHU Corp.	433,500	9,335
Itochu Techno-Solutions Corp.	31,500	1,181
Japan Airlines Co. Ltd.	37,900	683
Japan Airport Terminal Co. Ltd.	15,900	677
Japan Exchange Group, Inc.	166,400	3,844
Japan Post Bank Co. Ltd.	129,800	965
Japan Post Holdings Co. Ltd.	516,600	3,674
Japan Post Insurance Co. Ltd.	76,300	1,000
Japan Prime Realty Investment Corp.	275	810
Japan Real Estate Investment Corp.	429	2,200
Japan Retail Fund Investment Corp.	888	1,109
Japan Tobacco, Inc.	385,500	7,153
JFE Holdings, Inc.	159,200	1,140
JGC Holdings Corp.	74,800	787
JSR Corp.	66,700	1,287
JTEKT Corp.	57,300	445
Kajima Corp.	144,900	1,726
Kakaku.com, Inc.	43,700	1,107
Kamigumi Co. Ltd.	32,400	635
Kansai Electric Power (The) Co., Inc.	234,300	2,270
Kansai Paint Co. Ltd.	59,100	1,246
Kao Corp.	155,800	12,334
Kawasaki Heavy Industries Ltd.	44,800	645
KDDI Corp.	534,000	16,011
Keihan Holdings Co. Ltd.	32,600	1,452
Keikyu Corp.	72,500	1,110
Keio Corp.	34,000	1,942
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 25.0%continued
Keisei Electric Railway Co. Ltd.	42,500	$1,331
Keyence Corp.	59,056	24,657
Kikkoman Corp.	48,300	2,326
Kintetsu Group Holdings Co. Ltd.	55,100	2,475
Kirin Holdings Co. Ltd.	269,800	5,690
Kobayashi Pharmaceutical Co. Ltd.	16,100	1,414
Kobe Bussan Co. Ltd.	20,200	1,139
Koito Manufacturing Co. Ltd.	34,214	1,377
Komatsu Ltd.	287,100	5,870
Konami Holdings Corp.	31,800	1,059
Kose Corp.	11,000	1,322
Kubota Corp.	339,800	5,068
Kuraray Co. Ltd.	104,500	1,091
Kurita Water Industries Ltd.	31,500	874
Kyocera Corp.	104,900	5,708
Kyowa Kirin Co. Ltd.	88,600	2,325
Kyushu Electric Power Co., Inc.	130,200	1,092
Kyushu Railway Co.	49,000	1,271
Lasertec Corp.	24,700	2,329
Lawson, Inc.	15,900	797
LINE Corp.*	19,100	960
Lion Corp.	72,400	1,736
LIXIL Group Corp.	85,200	1,191
M3, Inc.	144,700	6,154
Makita Corp.	71,300	2,589
Marubeni Corp.	545,900	2,469
Marui Group Co. Ltd.	61,300	1,107
Maruichi Steel Tube Ltd.	17,300	430
Mazda Motor Corp.	181,600	1,089
McDonald's Holdings Co. Japan Ltd.	21,000	1,133
Mebuki Financial Group, Inc.	326,210	756
Medipal Holdings Corp.	60,200	1,159
MEIJI Holdings Co. Ltd.	37,526	2,984
Mercari, Inc.*	27,800	859
MINEBEA MITSUMI, Inc.	118,900	2,156
MISUMI Group, Inc.	93,500	2,336
Mitsubishi Chemical Holdings Corp.	421,100	2,451
Mitsubishi Corp.	436,200	9,183
Mitsubishi Electric Corp.	597,500	7,759
Mitsubishi Estate Co. Ltd.	387,800	5,767
Mitsubishi Gas Chemical Co., Inc.	50,600	765
Mitsubishi Heavy Industries Ltd.	104,600	2,468
Mitsubishi Materials Corp.	36,300	766
Mitsubishi Motors Corp.	208,400	514

EQUITY INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 25.0%continued
Mitsubishi UFJ Financial Group, Inc.	3,943,995	$15,426
Mitsubishi UFJ Lease & Finance Co. Ltd.	132,200	626
Mitsui & Co. Ltd.	530,800	7,849
Mitsui Chemicals, Inc.	60,400	1,259
Mitsui Fudosan Co. Ltd.	305,100	5,406
Miura Co. Ltd.	28,800	1,198
Mizuho Financial Group, Inc.	7,716,189	9,462
MonotaRO Co. Ltd.	41,100	1,646
MS&AD Insurance Group Holdings, Inc.	145,943	4,008
Murata Manufacturing Co. Ltd.	185,491	10,869
Nabtesco Corp.	36,999	1,140
Nagoya Railroad Co. Ltd.	60,600	1,711
NEC Corp.	81,000	3,884
Nexon Co. Ltd.	158,900	3,589
NGK Insulators Ltd.	85,900	1,186
NGK Spark Plug Co. Ltd.	45,100	646
NH Foods Ltd.	28,100	1,127
Nidec Corp.	146,500	9,781
Nihon M&A Center, Inc.	49,000	2,213
Nikon Corp.	98,600	825
Nintendo Co. Ltd.	36,300	16,152
Nippon Building Fund, Inc.	403	2,294
Nippon Express Co. Ltd.	24,100	1,247
Nippon Paint Holdings Co. Ltd.	48,700	3,534
Nippon Prologis REIT, Inc.	667	2,027
Nippon Shinyaku Co. Ltd.	15,600	1,269
Nippon Steel Corp.	257,061	2,418
Nippon Telegraph & Telephone Corp.	415,512	9,673
Nippon Yusen K.K.	50,900	716
Nissan Chemical Corp.	40,700	2,085
Nissan Motor Co. Ltd.	763,500	2,828
Nisshin Seifun Group, Inc.	65,705	980
Nissin Foods Holdings Co. Ltd.	20,500	1,814
Nitori Holdings Co. Ltd.	25,600	5,014
Nitto Denko Corp.	50,100	2,835
Nomura Holdings, Inc.	1,031,200	4,615
Nomura Real Estate Holdings, Inc.	37,900	704
Nomura Real Estate Master Fund, Inc.	1,345	1,615
Nomura Research Institute Ltd.	104,922	2,863
NSK Ltd.	119,600	887
NTT Data Corp.	204,900	2,280
NTT DOCOMO, Inc.	377,600	10,073
Obayashi Corp.	211,600	1,979
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 25.0%continued
Obic Co. Ltd.	22,900	$4,027
Odakyu Electric Railway Co. Ltd.	98,200	2,414
Oji Holdings Corp.	282,800	1,314
Olympus Corp.	377,600	7,273
Omron Corp.	59,300	3,973
Ono Pharmaceutical Co. Ltd.	121,000	3,520
Oracle Corp. Japan	12,600	1,487
Oriental Land Co. Ltd.	64,800	8,556
ORIX Corp.	422,300	5,207
Orix JREIT, Inc.	815	1,070
Osaka Gas Co. Ltd.	122,000	2,407
Otsuka Corp.	34,800	1,833
Otsuka Holdings Co. Ltd.	127,515	5,558
Pan Pacific International Holdings Corp.	135,100	2,963
Panasonic Corp.	724,200	6,313
Park24 Co. Ltd.	35,600	609
PeptiDream, Inc.*	31,200	1,429
Persol Holdings Co. Ltd.	57,800	794
Pigeon Corp.	37,800	1,461
Pola Orbis Holdings, Inc.	28,800	501
Rakuten, Inc.	278,600	2,450
Recruit Holdings Co. Ltd.	412,600	14,104
Renesas Electronics Corp.*	265,400	1,358
Resona Holdings, Inc.	663,110	2,263
Ricoh Co. Ltd.	217,200	1,550
Rinnai Corp.	11,600	966
Rohm Co. Ltd.	28,900	1,915
Ryohin Keikaku Co. Ltd.	81,700	1,156
Santen Pharmaceutical Co. Ltd.	116,700	2,145
SBI Holdings, Inc.	75,560	1,633
SCSK Corp.	17,100	831
Secom Co. Ltd.	68,500	5,985
Sega Sammy Holdings, Inc.	58,500	700
Seibu Holdings, Inc.	70,900	770
Seiko Epson Corp.	91,700	1,049
Sekisui Chemical Co. Ltd.	117,000	1,673
Sekisui House Ltd.	203,900	3,882
Seven & i Holdings Co. Ltd.	247,100	8,064
Seven Bank Ltd.	193,200	528
SG Holdings Co. Ltd.	52,500	1,713
Sharp Corp.	70,300	748
Shimadzu Corp.	74,300	1,976
Shimamura Co. Ltd.	6,900	467
Shimano, Inc.	24,100	4,635

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 25.0%continued
Shimizu Corp.	181,000	$1,486
Shin-Etsu Chemical Co. Ltd.	114,700	13,408
Shinsei Bank Ltd.	51,000	614
Shionogi & Co. Ltd.	88,400	5,534
Shiseido Co. Ltd.	129,400	8,204
Shizuoka Bank (The) Ltd.	138,900	893
Showa Denko K.K.	45,400	1,018
SMC Corp.	18,500	9,442
Softbank Corp.	627,800	7,991
SoftBank Group Corp.	508,800	25,637
Sohgo Security Services Co. Ltd.	23,300	1,085
Sompo Holdings, Inc.	111,145	3,822
Sony Corp.	413,000	28,283
Sony Financial Holdings, Inc.	51,800	1,247
Square Enix Holdings Co. Ltd.	29,900	1,508
Stanley Electric Co. Ltd.	41,500	999
Subaru Corp.	202,800	4,217
SUMCO Corp.	87,100	1,333
Sumitomo Chemical Co. Ltd.	427,500	1,278
Sumitomo Corp.	389,800	4,464
Sumitomo Dainippon Pharma Co. Ltd.	58,700	811
Sumitomo Electric Industries Ltd.	238,100	2,739
Sumitomo Heavy Industries Ltd.	36,200	788
Sumitomo Metal Mining Co. Ltd.	75,600	2,111
Sumitomo Mitsui Financial Group, Inc.	419,642	11,802
Sumitomo Mitsui Trust Holdings, Inc.	110,719	3,107
Sumitomo Realty & Development Co. Ltd.	101,500	2,791
Sumitomo Rubber Industries Ltd.	55,700	549
Sundrug Co. Ltd.	24,200	800
Suntory Beverage & Food Ltd.	45,700	1,782
Suzuken Co. Ltd.	21,236	792
Suzuki Motor Corp.	121,100	4,109
Sysmex Corp.	54,798	4,209
T&D Holdings, Inc.	181,100	1,548
Taiheiyo Cement Corp.	39,100	904
Taisei Corp.	62,600	2,276
Taisho Pharmaceutical Holdings Co. Ltd.	8,600	526
Taiyo Nippon Sanso Corp.	49,700	830
Takeda Pharmaceutical Co. Ltd.	511,166	18,244
TDK Corp.	42,200	4,183
Teijin Ltd.	60,200	957
Terumo Corp.	208,100	7,878
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 25.0%continued
THK Co. Ltd.	36,500	$903
TIS, Inc.	73,400	1,561
Tobu Railway Co. Ltd.	62,200	2,056
Toho Co. Ltd.	36,700	1,325
Toho Gas Co. Ltd.	24,200	1,210
Tohoku Electric Power Co., Inc.	140,200	1,333
Tokio Marine Holdings, Inc.	205,800	8,966
Tokyo Century Corp.	13,100	670
Tokyo Electric Power Co. Holdings, Inc.*	466,000	1,430
Tokyo Electron Ltd.	48,200	11,829
Tokyo Gas Co. Ltd.	120,700	2,887
Tokyu Corp.	163,200	2,296
Tokyu Fudosan Holdings Corp.	203,000	950
Toppan Printing Co. Ltd.	82,700	1,379
Toray Industries, Inc.	440,900	2,077
Toshiba Corp.	125,800	4,009
Tosoh Corp.	87,000	1,186
TOTO Ltd.	46,100	1,767
Toyo Suisan Kaisha Ltd.	29,600	1,652
Toyoda Gosei Co. Ltd.	18,700	389
Toyota Industries Corp.	45,900	2,430
Toyota Motor Corp.	688,244	43,175
Toyota Tsusho Corp.	70,500	1,785
Trend Micro, Inc.	43,800	2,446
Tsuruha Holdings, Inc.	11,800	1,624
Unicharm Corp.	132,300	5,420
United Urban Investment Corp.	982	1,056
USS Co. Ltd.	67,700	1,082
Welcia Holdings Co. Ltd.	15,900	1,282
West Japan Railway Co.	51,600	2,893
Yakult Honsha Co. Ltd.	39,500	2,325
Yamada Denki Co. Ltd.	237,790	1,180
Yamaha Corp.	44,000	2,070
Yamaha Motor Co. Ltd.	91,100	1,427
Yamato Holdings Co. Ltd.	104,000	2,248
Yamazaki Baking Co. Ltd.	39,405	677
Yaskawa Electric Corp.	78,100	2,700
Yokogawa Electric Corp.	72,200	1,126
Yokohama Rubber (The) Co. Ltd.	39,000	548
Z Holdings Corp.	863,300	4,213
ZOZO, Inc.	36,500	811
		1,081,867

EQUITY INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Jordan – 0.0%
Hikma Pharmaceuticals PLC	56,134	$1,543
Macau – 0.1%
Sands China Ltd.	790,299	3,092
Wynn Macau Ltd.	522,546	908
		4,000
Netherlands – 4.6%
ABN AMRO Bank N.V. - C.V.A.(3)	142,194	1,222
Adyen N.V.(3) *	5,842	8,511
Aegon N.V.	590,798	1,757
Akzo Nobel N.V.	64,892	5,806
Altice Europe N.V.*	194,759	750
ArcelorMittal S.A.*	233,124	2,448
ASML Holding N.V.	137,967	50,576
EXOR N.V.	36,887	2,103
Heineken Holding N.V.	36,213	2,961
Heineken N.V.	83,751	7,713
ING Groep N.V.	1,268,863	8,815
Just Eat Takeaway.com N.V.*	39,798	4,141
Koninklijke Ahold Delhaize N.V.	355,979	9,694
Koninklijke DSM N.V.	55,670	7,695
Koninklijke KPN N.V.	1,175,509	3,113
Koninklijke Philips N.V.*	290,532	13,529
Koninklijke Vopak N.V.	22,420	1,185
NN Group N.V.	93,339	3,130
Prosus N.V.*	157,944	14,659
QIAGEN N.V.*	76,458	3,292
Randstad N.V.	37,272	1,658
Royal Dutch Shell PLC, Class A	1,334,775	21,239
Royal Dutch Shell PLC, Class B	1,210,188	18,313
Wolters Kluwer N.V.	89,195	6,958
		201,268
New Zealand – 0.3%
a2 Milk Co. Ltd.*	242,310	3,173
Auckland International Airport Ltd.	391,059	1,655
Fisher & Paykel Healthcare Corp. Ltd.	188,010	4,348
Mercury NZ Ltd.	212,645	644
Meridian Energy Ltd.	395,890	1,228
Ryman Healthcare Ltd.	135,481	1,149
Spark New Zealand Ltd.	603,061	1,786
		13,983
Norway – 0.5%
DNB ASA*	302,661	4,005
Equinor ASA	322,911	4,592
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Norway – 0.5%continued
Gjensidige Forsikring ASA*	68,412	$1,260
Mowi ASA	143,543	2,728
Norsk Hydro ASA*	460,782	1,275
Orkla ASA	250,134	2,193
Schibsted ASA, Class B*	29,357	695
Telenor ASA	228,878	3,334
Yara International ASA	59,063	2,052
		22,134
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(2) *	882,815	—
EDP - Energias de Portugal S.A.	845,542	4,032
Galp Energia SGPS S.A.	165,272	1,909
Jeronimo Martins SGPS S.A.*	84,168	1,473
		7,414
Russia – 0.0%
Evraz PLC	159,261	568
Singapore – 1.1%
Ascendas Real Estate Investment Trust	1,008,575	2,299
CapitaLand Commercial Trust	890,336	1,082
CapitaLand Ltd.*	816,550	1,715
CapitaLand Mall Trust	838,800	1,183
City Developments Ltd.	156,800	950
DBS Group Holdings Ltd.	577,270	8,635
Genting Singapore Ltd.	1,868,480	1,022
Jardine Cycle & Carriage Ltd.	30,673	445
Keppel Corp. Ltd.	471,750	2,021
Mapletree Commercial Trust	683,900	949
Mapletree Logistics Trust	872,200	1,217
Oversea-Chinese Banking Corp. Ltd.	1,057,228	6,842
Singapore Airlines Ltd.	426,335	1,150
Singapore Exchange Ltd.	263,600	1,582
Singapore Technologies Engineering Ltd.	514,600	1,221
Singapore Telecommunications Ltd.	2,659,925	4,704
Suntec Real Estate Investment Trust	645,000	654
United Overseas Bank Ltd.	375,649	5,464
UOL Group Ltd.	152,980	748
Venture Corp. Ltd.	89,300	1,039
Wilmar International Ltd.	644,800	1,899
		46,821

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Spain – 2.4%
ACS Actividades de Construccion y Servicios S.A.	83,706	$2,106
Aena S.M.E. S.A.(3) *	22,205	2,956
Amadeus IT Group S.A.	139,570	7,262
Banco Bilbao Vizcaya Argentaria S.A.	2,170,874	7,457
Banco Santander S.A.	5,365,773	13,084
Bankinter S.A.	215,495	1,026
CaixaBank S.A.	1,126,403	2,401
Cellnex Telecom S.A.(3) *	81,221	4,943
Enagas S.A.	82,338	2,010
Endesa S.A.	104,132	2,563
Ferrovial S.A.	156,623	4,164
Grifols S.A.	99,910	3,031
Iberdrola S.A.	1,896,596	21,967
Industria de Diseno Textil S.A.	355,249	9,393
Mapfre S.A.	353,746	629
Naturgy Energy Group S.A.	96,837	1,800
Red Electrica Corp. S.A.	138,749	2,586
Repsol S.A.	455,909	3,979
Siemens Gamesa Renewable Energy S.A.*	82,511	1,460
Telefonica S.A.	1,535,700	7,349
		102,166
Sweden – 2.8%
Alfa Laval AB*	102,253	2,240
Assa Abloy AB, Class B	323,088	6,560
Atlas Copco AB, Class A	218,926	9,257
Atlas Copco AB, Class B	124,781	4,608
Boliden AB	91,390	2,076
Electrolux AB, Class B	71,380	1,192
Epiroc AB, Class A	216,191	2,690
Epiroc AB, Class B	119,262	1,457
EQT AB	77,832	1,394
Essity AB, Class B*	194,025	6,264
Evolution Gaming Group AB(3)	41,664	2,481
Hennes & Mauritz AB, Class B	265,657	3,841
Hexagon AB, Class B*	90,839	5,295
Husqvarna AB, Class B	134,234	1,098
ICA Gruppen AB	32,571	1,543
Industrivarden AB, Class C*	50,947	1,153
Investment AB Latour, Class B	47,006	851
Investor AB, Class B	147,734	7,784
Kinnevik AB, Class B	76,446	2,008
L E Lundbergforetagen AB, Class B*	24,989	1,132
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Sweden – 2.8%continued
Lundin Energy AB	60,416	$1,454
Nibe Industrier AB, Class B*	101,014	2,229
Sandvik AB*	371,265	6,925
Securitas AB, Class B*	107,947	1,452
Skandinaviska Enskilda Banken AB, Class A*	533,414	4,613
Skanska AB, Class B*	110,208	2,238
SKF AB, Class B	123,110	2,284
Svenska Cellulosa AB S.C.A., Class B*	193,021	2,292
Svenska Handelsbanken AB, Class A*	509,703	4,832
Swedbank AB, Class A*	301,050	3,853
Swedish Match AB	55,574	3,902
Tele2 AB, Class B	166,851	2,210
Telefonaktiebolaget LM Ericsson, Class B	953,473	8,805
Telia Co. AB	804,036	3,000
Volvo AB, Class B*	478,457	7,479
		122,492
Switzerland – 10.5%
ABB Ltd. (Registered)	593,878	13,349
Adecco Group A.G. (Registered)	50,262	2,355
Alcon, Inc.*	160,719	9,209
Baloise Holding A.G. (Registered)	14,629	2,191
Banque Cantonale Vaudoise (Registered)	9,874	959
Barry Callebaut A.G. (Registered)	996	1,898
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	347	2,854
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	34	2,919
Cie Financiere Richemont S.A. (Registered)	168,643	10,739
Clariant A.G. (Registered)*	64,224	1,260
Coca-Cola HBC A.G. - CDI*	67,995	1,707
Credit Suisse Group A.G. (Registered)	787,126	8,122
EMS-Chemie Holding A.G. (Registered)	2,763	2,138
Geberit A.G. (Registered)	12,214	6,106
Givaudan S.A. (Registered)	3,008	11,188
Glencore PLC*	3,255,429	6,891
Julius Baer Group Ltd.	74,247	3,102
Kuehne + Nagel International A.G. (Registered)*	17,361	2,881
LafargeHolcim Ltd. (Registered)*	116,995	5,117
LafargeHolcim Ltd. (Registered) (Euronext Exchange)*	53,665	2,322

EQUITY INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Switzerland – 10.5%continued
Logitech International S.A. (Registered)	53,933	$3,517
Lonza Group A.G. (Registered)	24,090	12,703
Nestle S.A. (Registered)	965,565	106,671
Novartis A.G. (Registered)	696,593	60,527
Partners Group Holding A.G.	6,136	5,556
Roche Holding A.G. (Genusschein)	228,000	78,941
Schindler Holding A.G. (Participation Certificate)	13,319	3,131
Schindler Holding A.G. (Registered)	6,389	1,503
SGS S.A. (Registered)	2,001	4,883
Sika A.G. (Registered)	45,679	8,780
Sonova Holding A.G. (Registered)*	18,240	3,637
STMicroelectronics N.V.	208,006	5,643
Straumann Holding A.G. (Registered)	3,433	2,944
Swatch Group (The) A.G. (Bearer)	9,305	1,854
Swatch Group (The) A.G. (Registered)	17,903	699
Swiss Life Holding A.G. (Registered)	10,367	3,834
Swiss Prime Site A.G. (Registered)	25,308	2,338
Swiss Re A.G.	94,997	7,313
Swisscom A.G. (Registered)	8,233	4,306
Temenos A.G. (Registered)	21,443	3,325
UBS Group A.G. (Registered)	1,195,715	13,737
Vifor Pharma A.G.	15,289	2,297
Zurich Insurance Group A.G.	48,444	17,060
		452,506
United Kingdom – 13.0%
3i Group PLC	321,199	3,308
Admiral Group PLC	62,797	1,787
Anglo American PLC	399,604	9,237
Ashtead Group PLC	147,137	4,946
Associated British Foods PLC	119,027	2,821
AstraZeneca PLC	425,912	44,400
Auto Trader Group PLC(3)	307,065	2,001
AVEVA Group PLC	21,941	1,111
Aviva PLC	1,266,702	4,287
BAE Systems PLC	1,033,598	6,182
Barclays PLC	5,647,284	7,990
Barratt Developments PLC	331,361	2,033
Berkeley Group Holdings (The) PLC	39,707	2,046
BP PLC	6,571,448	24,974
British American Tobacco PLC	743,945	28,583
British Land (The) Co. PLC	278,430	1,331
BT Group PLC	2,895,841	4,087
Bunzl PLC	108,242	2,902
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United Kingdom – 13.0%continued
Burberry Group PLC	131,002	$2,592
CNH Industrial N.V.*	342,745	2,394
Coca-Cola European Partners PLC	66,948	2,528
Compass Group PLC	584,839	8,046
Croda International PLC	42,100	2,739
Diageo PLC	755,795	25,088
Direct Line Insurance Group PLC	466,876	1,566
Ferguson PLC	74,332	6,081
Fiat Chrysler Automobiles N.V.*	126,454	1,269
Fiat Chrysler Automobiles N.V. (New York Exchange)*	231,582	2,371
GlaxoSmithKline PLC	1,626,759	32,961
Halma PLC	122,847	3,501
Hargreaves Lansdown PLC	108,007	2,176
HSBC Holdings PLC	6,593,557	30,862
Imperial Brands PLC	310,749	5,918
Informa PLC	479,720	2,791
InterContinental Hotels Group PLC	56,866	2,521
Intertek Group PLC	51,882	3,493
ITV PLC	1,189,472	1,099
J Sainsbury PLC	597,489	1,544
JD Sports Fashion PLC	144,260	1,111
Johnson Matthey PLC	64,608	1,677
Kingfisher PLC	709,659	1,939
Land Securities Group PLC	224,023	1,533
Legal & General Group PLC	1,916,837	5,234
Lloyds Banking Group PLC	22,964,986	8,859
London Stock Exchange Group PLC	101,675	10,518
M&G PLC	873,647	1,811
Melrose Industries PLC	1,628,517	2,295
Mondi PLC	160,718	3,003
National Grid PLC	1,134,892	13,897
Next PLC	42,152	2,552
Ocado Group PLC*	149,074	3,742
Pearson PLC	247,467	1,769
Persimmon PLC*	103,440	2,925
Prudential PLC	849,977	12,800
Reckitt Benckiser Group PLC	230,163	21,182
RELX PLC	626,291	14,496
Rentokil Initial PLC	594,878	3,751
Rio Tinto Ltd.	120,277	8,156
Rio Tinto PLC	364,052	20,485
Rolls-Royce Holdings PLC*	626,979	2,213
Royal Bank of Scotland Group PLC	1,569,060	2,360

NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United Kingdom – 13.0%continued
RSA Insurance Group PLC	338,978	$1,718
Sage Group (The) PLC	353,688	2,941
Schroders PLC	41,409	1,511
Segro PLC	365,321	4,047
Severn Trent PLC	77,395	2,375
Smith & Nephew PLC	279,905	5,215
Smiths Group PLC	133,086	2,324
Spirax-Sarco Engineering PLC	24,141	2,981
SSE PLC	332,797	5,619
St. James's Place PLC	168,147	1,982
Standard Chartered PLC	873,294	4,755
Standard Life Aberdeen PLC	761,466	2,520
Taylor Wimpey PLC	1,109,922	1,958
Tesco PLC	3,155,030	8,908
Unilever N.V.	473,470	25,111
Unilever PLC	379,033	20,437
United Utilities Group PLC	227,559	2,563
Vodafone Group PLC	8,759,245	13,967
Whitbread PLC	66,367	1,825
Wm Morrison Supermarkets PLC	807,941	1,906
WPP PLC	398,580	3,110
		561,647
Total Common Stocks
(Cost $3,398,220)		4,234,382

PREFERRED STOCKS – 0.5%(1)
Germany – 0.5%
Bayerische Motoren Werke A.G., 5.80%(4)	16,990	822
FUCHS PETROLUB S.E., 2.65%(4)	21,600	867
Henkel A.G. & Co. KGaA, 2.20%(4)	56,676	5,269
Porsche Automobil Holding S.E., 5.93%(4)	49,693	2,848
Sartorius A.G., 0.12%(4)	11,620	3,817
Volkswagen A.G.*	60,883	9,207
		22,830
Total Preferred Stocks
(Cost $18,110)		22,830

RIGHTS – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A.*	83,706	131
	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0% continued
Spain – 0.0%continued
Repsol S.A.*	455,909	$222
Telefonica S.A.*	1,535,700	302
		655
Total Rights
(Cost $716)		655

INVESTMENT COMPANIES – 0.7%
iShares MSCI EAFE ETF	209,000	10,713
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(5) (6)	17,617,718	17,618
Total Investment Companies
(Cost $27,759)		28,331

Total Investments – 99.0%
(Cost $3,444,805)		4,286,198
Other Assets less Liabilities – 1.0%		42,523
Net Assets – 100.0%		$4,328,721

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate Investment Trust

EQUITY INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
At June 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNY Mellon	Danish Krone	1,361	United States Dollar	208	9/16/20	$3
BNY Mellon	United States Dollar	3,397	Australian Dollar	4,935	9/16/20	10
BNY Mellon	United States Dollar	1,626	Hong Kong Dollar	12,614	9/16/20	1
Morgan Stanley	Euro	1,250	United States Dollar	1,407	9/16/20	—*
Subtotal Appreciation						14
BNP	United States Dollar	133	New Zealand Dollar	205	9/16/20	—*
BNY Mellon	United States Dollar	227	Norwegian Krone	2,153	9/16/20	(3)
BNY Mellon	United States Dollar	45	Singapore Dollar	63	9/16/20	—*
Citibank	Swiss Franc	851	United States Dollar	898	9/16/20	(2)
Citibank	United States Dollar	1,645	Swiss Franc	1,553	9/16/20	(2)
Goldman Sachs	United States Dollar	6,180	British Pound	4,908	9/16/20	(97)
JPMorgan Chase	United States Dollar	7,292	Euro	6,427	9/16/20	(59)
JPMorgan Chase	United States Dollar	3,426	Japanese Yen	365,000	9/16/20	(42)
JPMorgan Chase	United States Dollar	1,356	Swedish Krona	12,482	9/16/20	(15)
Toronto-Dominion Bank	Australian Dollar	1,053	United States Dollar	722	9/16/20	(5)
Toronto-Dominion Bank	Euro	3,025	United States Dollar	3,398	9/16/20	(7)
Toronto-Dominion Bank	Hong Kong Dollar	14,548	United States Dollar	1,876	9/16/20	—*
Toronto-Dominion Bank	Swiss Franc	817	United States Dollar	863	9/16/20	(1)
Toronto-Dominion Bank	United States Dollar	7,131	Japanese Yen	763,575	9/16/20	(52)
Subtotal Depreciation						(285)
Total						$(271)

*	Amount rounds to less than one thousand.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	698	$25,275	Long	9/20	$1,159
FTSE 100 Index (British Pound)	148	11,274	Long	9/20	284
Hang Seng Index (Hong Kong Dollar)	18	2,816	Long	7/20	(20)
SPI 200 Index (Australian Dollar)	59	5,997	Long	9/20	92
Topix Index (Japanese Yen)	104	15,011	Long	9/20	(556)
Total					$959
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.4%
Consumer Discretionary	11.3
Consumer Staples	12.0
Energy	3.4
Financials	16.3
Health Care	14.4
Industrials	14.5
Information Technology	8.3
Materials	7.2
Real Estate	3.2
Utilities	4.0
Total	100.0%
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.7%
Japanese Yen	25.4
British Pound	14.1
Swiss Franc	10.2
Australian Dollar	6.8
All other currencies less than 5%	11.8
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:

NORTHERN FUNDS QUARTERLY REPORT     59    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued	June 30, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Australia	$732	$291,015	$—	$291,747
China	2,380	531	—	2,911
Hong Kong	1,113	138,156	—	139,269
Ireland	1,237	43,113	—	44,350
Israel	13,946	12,888	—	26,834
Italy	3,935	84,990	—	88,925
United Kingdom	4,899	556,748	—	561,647
All Other Countries(1)	—	3,078,699	—	3,078,699
Total Common Stocks	28,242	4,206,140	—	4,234,382
Preferred Stocks(1)	—	22,830	—	22,830
Rights(1)	655	—	—	655
Investment Companies	28,331	—	—	28,331
Total Investments	$57,228	$4,228,970	$—	$4,286,198
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$14	$—	$14
Futures Contracts	1,535	—	—	1,535
Liabilities
Forward Foreign Currency Exchange Contracts	—	(285)	—	(285)
Futures Contracts	(576)	—	—	(576)
Total Other Financial Instruments	$959	$(271)	$—	$688

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$38,314	$199,595	$220,291	$7	$17,618	17,617,718
EQUITY INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MID CAP INDEX FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1%
Aerospace & Defense – 1.2%
Axon Enterprise, Inc.*	77,327	$7,588
Hexcel Corp.	102,769	4,647
Mercury Systems, Inc.*	68,437	5,383
Woodward, Inc.	69,772	5,411
		23,029
Apparel & Textile Products – 1.0%
Carter's, Inc.	53,681	4,332
Columbia Sportswear Co.	34,996	2,820
Deckers Outdoor Corp.*	34,464	6,768
Skechers U.S.A., Inc., Class A*	167,617	5,260
		19,180
Asset Management – 1.3%
Affiliated Managers Group, Inc.	58,145	4,335
Eaton Vance Corp.	140,237	5,413
Federated Hermes, Inc.	118,032	2,797
Janus Henderson Group PLC	188,917	3,998
Legg Mason, Inc.	102,918	5,120
Stifel Financial Corp.	84,331	4,000
		25,663
Automotive – 1.8%
Adient PLC*	107,467	1,765
Dana, Inc.	177,843	2,168
Delphi Technologies PLC*	106,288	1,510
Gentex Corp.	301,413	7,767
Goodyear Tire & Rubber (The) Co.	286,416	2,562
Harley-Davidson, Inc.	188,541	4,482
ITT, Inc.	106,227	6,240
Lear Corp.	67,118	7,317
Visteon Corp.*	34,249	2,346
		36,157
Banking – 6.4%
Associated Banc-Corp	189,157	2,588
BancorpSouth Bank	119,651	2,721
Bank of Hawaii Corp.	49,250	3,024
Bank OZK	148,797	3,492
Cathay General Bancorp	93,029	2,447
CIT Group, Inc.	121,080	2,510
Commerce Bancshares, Inc.	123,557	7,348
Cullen/Frost Bankers, Inc.	70,067	5,235
East West Bancorp, Inc.	174,155	6,311
First Financial Bankshares, Inc.	174,851	5,051
First Horizon National Corp.	383,872	3,823
FNB Corp.	397,934	2,985
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Banking – 6.4%continued
Fulton Financial Corp.	199,152	$2,097
Glacier Bancorp, Inc.	109,209	3,854
Hancock Whitney Corp.	106,206	2,252
Home BancShares, Inc.	189,051	2,908
International Bancshares Corp.	68,535	2,195
New York Community Bancorp, Inc.	571,060	5,825
PacWest Bancorp	143,375	2,826
Pinnacle Financial Partners, Inc.	87,760	3,685
Prosperity Bancshares, Inc.	114,056	6,773
Signature Bank	65,938	7,050
Sterling Bancorp	239,355	2,805
Synovus Financial Corp.	181,294	3,722
TCF Financial Corp.	187,231	5,508
Texas Capital Bancshares, Inc.*	62,069	1,916
Trustmark Corp.	78,065	1,914
UMB Financial Corp.	52,142	2,688
Umpqua Holdings Corp.	271,063	2,884
United Bankshares, Inc.	156,551	4,330
Valley National Bancorp	482,128	3,770
Washington Federal, Inc.	93,187	2,501
Webster Financial Corp.	110,990	3,175
Wintrust Financial Corp.	70,862	3,091
		125,304
Biotechnology & Pharmaceuticals – 1.6%
Arrowhead Pharmaceuticals, Inc.*	125,272	5,410
Exelixis, Inc.*	377,467	8,961
Ligand Pharmaceuticals, Inc.*	19,756	2,210
Nektar Therapeutics*	219,088	5,074
Prestige Consumer Healthcare, Inc.*	61,650	2,316
United Therapeutics Corp.*	54,174	6,555
		30,526
Chemicals – 2.3%
Ashland Global Holdings, Inc.	74,415	5,142
Cabot Corp.	69,488	2,575
Chemours (The) Co.	202,136	3,103
Ingevity Corp.*	50,724	2,667
Minerals Technologies, Inc.	41,988	1,970
NewMarket Corp.	8,887	3,559
Olin Corp.	194,299	2,232
PolyOne Corp.	112,501	2,951
RPM International, Inc.	159,391	11,964
Sensient Technologies Corp.	52,138	2,720

NORTHERN FUNDS QUARTERLY REPORT     61    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Chemicals – 2.3%continued
Univar Solutions, Inc.*	170,478	$2,874
Valvoline, Inc.	227,754	4,402
		46,159
Commercial Services – 1.2%
ASGN, Inc.*	64,664	4,312
Brink's (The) Co.	62,143	2,828
Deluxe Corp.	51,562	1,214
FTI Consulting, Inc.*	45,664	5,231
Healthcare Services Group, Inc.	91,599	2,241
Insperity, Inc.	44,854	2,903
ManpowerGroup, Inc.	71,454	4,912
		23,641
Construction Materials – 1.9%
Carlisle Cos., Inc.	67,592	8,089
Eagle Materials, Inc.	51,226	3,597
Louisiana-Pacific Corp.	138,114	3,543
MDU Resources Group, Inc.	246,823	5,474
Owens Corning	132,742	7,402
Trex Co., Inc.*	71,211	9,262
		37,367
Consumer Products – 3.0%
Boston Beer (The) Co., Inc., Class A*	11,886	6,379
Darling Ingredients, Inc.*	201,916	4,971
Edgewell Personal Care Co.*	66,886	2,084
Energizer Holdings, Inc.	78,365	3,722
Flowers Foods, Inc.	236,988	5,299
Hain Celestial Group (The), Inc.*	96,631	3,045
Helen of Troy Ltd.*	31,073	5,859
Ingredion, Inc.	82,437	6,842
Lancaster Colony Corp.	24,383	3,779
Nu Skin Enterprises, Inc., Class A	63,883	2,442
Pilgrim's Pride Corp.*	63,779	1,077
Post Holdings, Inc.*	78,884	6,912
Sanderson Farms, Inc.	24,364	2,824
Tootsie Roll Industries, Inc.	21,049	721
TreeHouse Foods, Inc.*	69,465	3,043
		58,999
Consumer Services – 1.4%
Aaron's, Inc.	83,167	3,776
Adtalem Global Education, Inc.*	63,763	1,986
Graham Holdings Co., Class B	5,261	1,803
Grand Canyon Education, Inc.*	58,238	5,272
Service Corp. International	219,278	8,528
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Consumer Services – 1.4%continued
Strategic Education, Inc.	27,344	$4,201
WW International, Inc.*	57,359	1,456
		27,022
Containers & Packaging – 1.1%
AptarGroup, Inc.	79,008	8,847
Greif, Inc., Class A	32,547	1,120
O-I Glass, Inc.	192,723	1,731
Silgan Holdings, Inc.	95,530	3,094
Sonoco Products Co.	123,495	6,458
		21,250
Design, Manufacturing & Distribution – 1.1%
Arrow Electronics, Inc.*	96,832	6,651
Avnet, Inc.	121,565	3,390
Jabil, Inc.	168,821	5,416
SYNNEX Corp.	50,689	6,071
		21,528
Distributors - Consumer Staples – 0.2%
Grocery Outlet Holding Corp.*	78,177	3,190
Distributors - Discretionary – 0.8%
KAR Auction Services, Inc.	159,051	2,189
Pool Corp.	49,157	13,364
		15,553
Electrical Equipment – 3.8%
Acuity Brands, Inc.	48,794	4,672
Belden, Inc.	47,098	1,533
Cognex Corp.	211,331	12,621
Generac Holdings, Inc.*	77,152	9,407
Hubbell, Inc.	66,716	8,363
Lennox International, Inc.	42,841	9,981
Littelfuse, Inc.	29,883	5,099
National Instruments Corp.	144,675	5,600
nVent Electric PLC	192,343	3,603
Trimble, Inc.*	307,432	13,278
		74,157
Engineering & Construction Services – 1.4%
AECOM*	197,050	7,405
Dycom Industries, Inc.*	38,940	1,592
EMCOR Group, Inc.	67,510	4,465
Fluor Corp.	172,540	2,085
KBR, Inc.	175,153	3,950

EQUITY INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Engineering & Construction Services – 1.4%continued
MasTec, Inc.*	71,717	$3,218
TopBuild Corp.*	41,022	4,667
		27,382
Forest & Paper Products – 0.1%
Domtar Corp.	67,936	1,434
Gaming, Lodging & Restaurants – 3.3%
Boyd Gaming Corp.	98,597	2,061
Caesars Entertainment Corp.*	690,390	8,374
Choice Hotels International, Inc.	38,839	3,064
Churchill Downs, Inc.	43,201	5,752
Cracker Barrel Old Country Store, Inc.	29,165	3,235
Dunkin' Brands Group, Inc.	101,070	6,593
Eldorado Resorts, Inc.*	102,589	4,110
Jack in the Box, Inc.	27,907	2,068
Marriott Vacations Worldwide Corp.	44,973	3,697
Papa John's International, Inc.	27,420	2,177
Penn National Gaming, Inc.*	158,991	4,855
Scientific Games Corp.*	67,448	1,043
Texas Roadhouse, Inc.	80,196	4,216
Wendy's (The) Co.	219,290	4,776
Wyndham Destinations, Inc.	104,793	2,953
Wyndham Hotels & Resorts, Inc.	114,586	4,884
		63,858
Hardware – 1.4%
Ciena Corp.*	189,118	10,243
InterDigital, Inc.	37,853	2,144
Lumentum Holdings, Inc.*	92,194	7,507
NCR Corp.*	157,309	2,725
NetScout Systems, Inc.*	78,229	1,999
ViaSat, Inc.*	71,907	2,759
		27,377
Health Care Facilities & Services – 4.9%
Acadia Healthcare Co., Inc.*	109,480	2,750
Amedisys, Inc.*	39,855	7,913
Catalent, Inc.*	200,192	14,674
Charles River Laboratories International, Inc.*	60,914	10,620
Chemed Corp.	19,539	8,814
Encompass Health Corp.	122,358	7,578
HealthEquity, Inc.*	87,885	5,156
LHC Group, Inc.*	36,550	6,371
MEDNAX, Inc.*	105,130	1,798
Molina Healthcare, Inc.*	72,869	12,969
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Health Care Facilities & Services – 4.9%continued
Patterson Cos., Inc.	106,135	$2,335
PRA Health Sciences, Inc.*	78,317	7,620
Syneos Health, Inc.*	76,933	4,481
Tenet Healthcare Corp.*	128,894	2,334
		95,413
Home & Office Products – 1.6%
Herman Miller, Inc.	72,328	1,708
HNI Corp.	52,446	1,603
KB Home	107,103	3,286
MSA Safety, Inc.	43,995	5,035
Scotts Miracle-Gro (The) Co.	48,524	6,525
Taylor Morrison Home Corp.*	159,525	3,077
Tempur Sealy International, Inc.*	53,288	3,834
Toll Brothers, Inc.	142,266	4,636
TRI Pointe Group, Inc.*	160,309	2,355
		32,059
Industrial Services – 0.6%
MSC Industrial Direct Co., Inc., Class A	55,916	4,071
Watsco, Inc.	40,323	7,166
		11,237
Institutional Financial Services – 1.0%
Evercore, Inc., Class A	49,896	2,940
Interactive Brokers Group, Inc., Class A	94,475	3,946
Jefferies Financial Group, Inc.	277,959	4,322
SEI Investments Co.	152,955	8,410
		19,618
Insurance – 4.2%
Alleghany Corp.	17,614	8,616
American Financial Group, Inc.	91,787	5,825
Brighthouse Financial, Inc.*	115,513	3,213
Brown & Brown, Inc.	289,539	11,802
CNO Financial Group, Inc.	176,778	2,752
Genworth Financial, Inc., Class A*	619,530	1,431
Hanover Insurance Group (The), Inc.	46,772	4,739
Kemper Corp.	75,498	5,475
Mercury General Corp.	33,389	1,361
Old Republic International Corp.	351,734	5,737
Primerica, Inc.	50,195	5,853
Reinsurance Group of America, Inc.	83,481	6,548
RenaissanceRe Holdings Ltd.	61,917	10,590
RLI Corp.	49,213	4,040
Selective Insurance Group, Inc.	73,495	3,876
		81,858

NORTHERN FUNDS QUARTERLY REPORT     63    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Iron & Steel – 1.2%
Allegheny Technologies, Inc.*	155,869	$1,588
Carpenter Technology Corp.	58,843	1,429
Commercial Metals Co.	146,554	2,990
Reliance Steel & Aluminum Co.	78,336	7,436
Steel Dynamics, Inc.	258,898	6,755
United States Steel Corp.	271,025	1,957
Worthington Industries, Inc.	45,203	1,686
		23,841
Leisure Products – 1.2%
Brunswick Corp.	97,399	6,235
Mattel, Inc.*	426,997	4,129
Polaris, Inc.	70,868	6,559
Thor Industries, Inc.	67,944	7,238
		24,161
Machinery – 3.7%
AGCO Corp.	76,489	4,242
Colfax Corp.*	103,411	2,885
Crane Co.	60,660	3,607
Curtiss-Wright Corp.	51,268	4,577
Graco, Inc.	205,066	9,841
Kennametal, Inc.	102,059	2,930
Lincoln Electric Holdings, Inc.	73,100	6,158
Middleby (The) Corp.*	68,413	5,400
Nordson Corp.	63,189	11,988
Oshkosh Corp.	83,789	6,001
Regal Beloit Corp.	49,876	4,355
Terex Corp.	78,477	1,473
Toro (The) Co.	131,921	8,752
		72,209
Manufactured Goods – 0.3%
Timken (The) Co.	83,159	3,783
Valmont Industries, Inc.	26,288	2,987
		6,770
Media – 2.0%
AMC Networks, Inc., Class A*	49,920	1,168
Cable One, Inc.	6,476	11,494
GrubHub, Inc.*	113,187	7,957
John Wiley & Sons, Inc., Class A	53,769	2,097
New York Times (The) Co., Class A	177,618	7,465
TEGNA, Inc.	268,989	2,996
TripAdvisor, Inc.	124,020	2,358
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Media – 2.0%continued
World Wrestling Entertainment, Inc., Class A	57,010	$2,477
Yelp, Inc.*	80,525	1,863
		39,875
Medical Equipment & Devices – 4.5%
Avanos Medical, Inc.*	58,698	1,725
Bio-Techne Corp.	47,049	12,424
Cantel Medical Corp.	45,661	2,020
Globus Medical, Inc., Class A*	93,135	4,443
Haemonetics Corp.*	62,021	5,555
Hill-Rom Holdings, Inc.	81,924	8,994
ICU Medical, Inc.*	23,847	4,395
Integra LifeSciences Holdings Corp.*	86,680	4,073
LivaNova PLC*	59,803	2,878
Masimo Corp.*	61,281	13,971
NuVasive, Inc.*	63,081	3,511
Penumbra, Inc.*	40,696	7,277
Quidel Corp.*	47,044	10,526
Repligen Corp.*	57,945	7,163
		88,955
Metals & Mining – 0.6%
Compass Minerals International, Inc.	41,734	2,034
Royal Gold, Inc.	80,724	10,036
		12,070
Oil, Gas & Coal – 1.6%
Antero Midstream Corp.	346,046	1,765
ChampionX Corp.*	228,652	2,232
Cimarex Energy Co.	125,676	3,455
CNX Resources Corp.*	230,251	1,992
EQT Corp.	314,559	3,743
Equitrans Midstream Corp.	500,271	4,157
Murphy Oil Corp.	179,792	2,481
Murphy U.S.A., Inc.*	33,760	3,801
PBF Energy, Inc., Class A	125,538	1,285
Transocean Ltd.*	711,094	1,301
World Fuel Services Corp.	77,938	2,008
WPX Energy, Inc.*	502,656	3,207
		31,427
Passenger Transportation – 0.2%
JetBlue Airways Corp.*	331,983	3,619
Real Estate – 0.3%
Jones Lang LaSalle, Inc.	63,553	6,575

EQUITY INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Real Estate Investment Trusts – 9.4%
American Campus Communities, Inc.	169,377	$5,921
Brixmor Property Group, Inc.	364,771	4,676
Camden Property Trust	119,866	10,934
CoreCivic, Inc.	147,251	1,378
CoreSite Realty Corp.	49,614	6,006
Corporate Office Properties Trust	138,069	3,499
Cousins Properties, Inc.	182,838	5,454
CyrusOne, Inc.	141,800	10,316
Douglas Emmett, Inc.	202,917	6,221
EastGroup Properties, Inc.	48,073	5,702
EPR Properties	95,370	3,160
First Industrial Realty Trust, Inc.	156,580	6,019
GEO Group (The), Inc.	149,385	1,767
Healthcare Realty Trust, Inc.	166,088	4,865
Highwoods Properties, Inc.	127,873	4,774
Hudson Pacific Properties, Inc.	188,692	4,748
JBG SMITH Properties	144,715	4,279
Kilroy Realty Corp.	130,312	7,649
Lamar Advertising Co., Class A	106,275	7,095
Life Storage, Inc.	57,743	5,483
Macerich (The) Co.	143,118	1,284
Mack-Cali Realty Corp.	111,516	1,705
Medical Properties Trust, Inc.	650,324	12,226
National Retail Properties, Inc.	211,669	7,510
Omega Healthcare Investors, Inc.	279,294	8,303
Park Hotels & Resorts, Inc.	289,993	2,868
Pebblebrook Hotel Trust	160,948	2,199
Physicians Realty Trust	249,330	4,368
PotlatchDeltic Corp.	82,411	3,134
PS Business Parks, Inc.	24,691	3,269
Rayonier, Inc.	170,437	4,225
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Sabra Health Care REIT, Inc.	253,023	3,651
Service Properties Trust	202,564	1,436
Spirit Realty Capital, Inc.	126,709	4,417
STORE Capital Corp.	273,875	6,521
Taubman Centers, Inc.	75,833	2,864
Urban Edge Properties	136,270	1,618
Weingarten Realty Investors	148,130	2,804
		184,348
Recreational Facilities & Services – 0.2%
Cinemark Holdings, Inc.	131,715	1,522
Six Flags Entertainment Corp.	96,944	1,862
		3,384
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Renewable Energy – 1.1%
EnerSys	52,254	$3,364
Enphase Energy, Inc.*	100,180	4,766
First Solar, Inc.*	93,860	4,646
SolarEdge Technologies, Inc.*	61,091	8,478
		21,254
Retail - Consumer Staples – 1.5%
BJ's Wholesale Club Holdings, Inc.*	151,844	5,659
Casey's General Stores, Inc.	45,290	6,772
Five Below, Inc.*	68,603	7,334
Ollie's Bargain Outlet Holdings, Inc.*	69,604	6,797
Sprouts Farmers Market, Inc.*	144,984	3,710
		30,272
Retail - Discretionary – 2.4%
American Eagle Outfitters, Inc.	191,491	2,087
AutoNation, Inc.*	70,853	2,663
Avis Budget Group, Inc.*	65,925	1,509
Dick's Sporting Goods, Inc.	80,201	3,309
Etsy, Inc.*	146,081	15,518
Foot Locker, Inc.	128,249	3,740
Nordstrom, Inc.	133,343	2,065
RH*	20,421	5,083
Sally Beauty Holdings, Inc.*	138,933	1,741
Urban Outfitters, Inc.*	86,655	1,319
Williams-Sonoma, Inc.	95,714	7,849
		46,883
Semiconductors – 4.4%
Cabot Microelectronics Corp.	35,774	4,992
Cirrus Logic, Inc.*	71,855	4,439
Coherent, Inc.*	29,853	3,910
Cree, Inc.*	133,134	7,880
II-VI, Inc.*	107,829	5,092
MKS Instruments, Inc.	67,541	7,648
Monolithic Power Systems, Inc.	51,216	12,138
Semtech Corp.*	80,194	4,188
Silicon Laboratories, Inc.*	53,774	5,392
Synaptics, Inc.*	41,895	2,519
Teradyne, Inc.	204,044	17,244
Universal Display Corp.	52,185	7,808
Vishay Intertechnology, Inc.	163,153	2,491
		85,741
Software – 3.3%
ACI Worldwide, Inc.*	142,717	3,852
Blackbaud, Inc.	61,079	3,486

NORTHERN FUNDS QUARTERLY REPORT     65    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Software – 3.3%continued
CDK Global, Inc.	149,589	$6,196
Ceridian HCM Holding, Inc.*	124,955	9,905
CommVault Systems, Inc.*	52,284	2,023
J2 Global, Inc.*	55,795	3,527
LogMeIn, Inc.	60,032	5,089
Manhattan Associates, Inc.*	78,159	7,363
Paylocity Holding Corp.*	44,275	6,459
PTC, Inc.*	128,168	9,970
Qualys, Inc.*	41,241	4,290
Teradata Corp.*	133,553	2,778
		64,938
Specialty Finance – 1.8%
Alliance Data Systems Corp.	52,177	2,354
Essent Group Ltd.	136,166	4,939
First American Financial Corp.	137,148	6,586
FirstCash, Inc.	51,009	3,442
GATX Corp.	42,987	2,621
LendingTree, Inc.*	9,487	2,747
Navient Corp.	209,938	1,476
SLM Corp.	461,706	3,246
WEX, Inc.*	53,558	8,837
		36,248
Technology Services – 3.2%
CACI International, Inc., Class A*	30,878	6,697
CoreLogic, Inc.	97,747	6,571
FactSet Research Systems, Inc.	46,617	15,312
Fair Isaac Corp.*	35,700	14,924
LiveRamp Holdings, Inc.*	80,432	3,416
MAXIMUS, Inc.	75,470	5,317
Perspecta, Inc.	168,014	3,903
Sabre Corp.	339,141	2,733
Science Applications International Corp.	60,808	4,724
		63,597
Telecom – 0.1%
Telephone and Data Systems, Inc.	120,159	2,389
Transportation & Logistics – 1.5%
Kirby Corp.*	73,901	3,958
Knight-Swift Transportation Holdings, Inc.	150,472	6,276
Landstar System, Inc.	47,231	5,305
Ryder System, Inc.	66,144	2,481
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Transportation & Logistics – 1.5%continued
Werner Enterprises, Inc.	70,593	$3,073
XPO Logistics, Inc.*	112,167	8,665
		29,758
Transportation Equipment – 0.1%
Trinity Industries, Inc.	116,034	2,470
Utilities – 3.8%
ALLETE, Inc.	63,745	3,481
Black Hills Corp.	77,239	4,376
Essential Utilities, Inc.	274,475	11,594
Hawaiian Electric Industries, Inc.	134,347	4,844
IDACORP, Inc.	62,104	5,426
National Fuel Gas Co.	111,227	4,664
New Jersey Resources Corp.	117,861	3,848
NorthWestern Corp.	62,154	3,389
OGE Energy Corp.	246,388	7,480
ONE Gas, Inc.	65,073	5,014
PNM Resources, Inc.	98,046	3,769
Southwest Gas Holdings, Inc.	67,845	4,685
Spire, Inc.	63,065	4,144
UGI Corp.	256,356	8,152
		74,866
Waste & Environment Services & Equipment – 1.1%
Clean Harbors, Inc.*	62,939	3,775
Donaldson Co., Inc.	155,252	7,222
Stericycle, Inc.*	112,525	6,299
Tetra Tech, Inc.	66,501	5,262
		22,558
Total Common Stocks
(Cost $1,665,981)		1,927,169

INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(2) (3)	35,576,755	35,577
Total Investment Companies
(Cost $35,577)		35,577

EQUITY INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 1.15%, 7/16/20(4) (5)	$5,565	$5,565
	Total Short-Term Investments
	(Cost $5,562)	5,565

	Total Investments – 100.2%
	(Cost $1,707,120)	1,968,311
	Liabilities less Other Assets – (0.2%)	(3,321)
	NET ASSETS – 100.0%	$1,964,990

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2020 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	217	$38,606	Long	9/20	$803
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	1.9%
Consumer Discretionary	14.4
Consumer Staples	3.8
Energy	1.4
Financials	15.1
Health Care	11.1
Industrials	16.0
Information Technology	16.2
Materials	6.0
Real Estate	9.9
Utilities	4.2
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,927,169	$—	$—	$1,927,169
Investment Companies	35,577	—	—	35,577
Short-Term Investments	—	5,565	—	5,565
Total Investments	$1,962,746	$5,565	$—	$1,968,311
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$803	$—	$—	$803

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,663	$139,560	$118,646	$7	$35,577	35,576,755
NORTHERN FUNDS QUARTERLY REPORT     67    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0%
Aerospace & Defense – 0.8%
AAR Corp.	19,451	$402
Aerojet Rocketdyne Holdings, Inc.*	41,961	1,663
AeroVironment, Inc.*	12,378	986
Astronics Corp.*	13,219	139
Barnes Group, Inc.	26,828	1,061
Ducommun, Inc.*	6,131	214
Kaman Corp.	15,839	659
Moog, Inc., Class A	16,986	900
National Presto Industries, Inc.	2,918	255
Park Aerospace Corp.	10,570	118
Smith & Wesson Brands, Inc.*	31,575	679
Sturm Ruger & Co., Inc.	9,695	737
Triumph Group, Inc.	30,064	271
		8,084
Apparel & Textile Products – 0.8%
Crocs, Inc.*	38,185	1,406
Deckers Outdoor Corp.*	15,968	3,136
Fossil Group, Inc.*	27,330	127
Kontoor Brands, Inc.	29,466	525
Lakeland Industries, Inc.*	4,390	98
Movado Group, Inc.	9,319	101
Oxford Industries, Inc.	9,279	408
Rocky Brands, Inc.	4,067	84
Steven Madden Ltd.	47,096	1,163
Superior Group of Cos., Inc.	6,080	82
Unifi, Inc.*	7,526	97
Weyco Group, Inc.	3,460	75
Wolverine World Wide, Inc.	45,920	1,093
		8,395
Asset Management – 1.3%
Artisan Partners Asset Management, Inc., Class A	31,092	1,010
Assetmark Financial Holdings, Inc.*	9,306	254
Associated Capital Group, Inc., Class A	975	36
B Riley Financial, Inc.	11,001	239
Blucora, Inc.*	27,980	320
Boston Private Financial Holdings, Inc.	46,602	321
Brightsphere Investment Group, Inc.	35,441	442
Brookfield Infrastructure Corp., Class A	18,580	846
Cohen & Steers, Inc.	13,982	951
Columbia Financial, Inc.*	28,005	391
Community Bankers Trust Corp.	11,072	61
Diamond Hill Investment Group, Inc.	1,796	204
Federated Hermes, Inc.	55,348	1,312
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Asset Management – 1.3%continued
First Western Financial, Inc.*	3,562	$51
Focus Financial Partners, Inc., Class A*	17,956	593
GAIN Capital Holdings, Inc.	11,033	66
GAMCO Investors, Inc., Class A	3,259	43
Grid Dynamics Holdings, Inc.*	12,333	85
Hamilton Lane, Inc., Class A	12,685	855
Kennedy-Wilson Holdings, Inc.	69,743	1,061
Oppenheimer Holdings, Inc., Class A	5,118	111
PDL Community Bancorp*	3,691	38
Pzena Investment Management, Inc., Class A	9,747	53
Rafael Holdings, Inc., Class B*	5,095	73
Safeguard Scientifics, Inc.	12,103	85
Sculptor Capital Management, Inc.	9,872	128
Siebert Financial Corp.*	6,930	35
Silvercrest Asset Management Group, Inc., Class A	5,415	69
Stifel Financial Corp.	38,148	1,809
Virtus Investment Partners, Inc.	4,204	489
Waddell & Reed Financial, Inc., Class A	36,859	572
Westwood Holdings Group, Inc.	4,549	72
WisdomTree Investments, Inc.	82,701	287
		12,962
Automotive – 0.9%
Adient PLC*	49,934	820
American Axle & Manufacturing Holdings, Inc.*	64,847	493
Cooper Tire & Rubber Co.	28,715	793
Cooper-Standard Holdings, Inc.*	9,566	127
Dana, Inc.	82,210	1,002
Dorman Products, Inc.*	15,323	1,028
Gentherm, Inc.*	18,908	735
Goodyear Tire & Rubber (The) Co.	132,123	1,182
Methode Electronics, Inc.	20,661	646
Miller Industries, Inc.	6,477	193
Modine Manufacturing Co.*	27,075	149
Motorcar Parts of America, Inc.*	10,580	187
Standard Motor Products, Inc.	11,976	493
Telenav, Inc.*	19,272	106
Tenneco, Inc., Class A*	29,106	220
Visteon Corp.*	15,879	1,088
XPEL, Inc.*	9,542	149
		9,411

EQUITY INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking – 9.2%
1st Constitution Bancorp	5,567	$69
1st Source Corp.	9,301	331
ACNB Corp.	4,902	128
Alerus Financial Corp.	8,559	169
Allegiance Bancshares, Inc.	10,775	274
Amalgamated Bank, Class A	7,236	91
American National Bankshares, Inc.	5,954	149
Ameris Bancorp	37,784	891
Ames National Corp.	5,192	102
Arrow Financial Corp.	7,251	216
Atlantic Capital Bancshares, Inc.*	12,179	148
Atlantic Union Bankshares Corp.	44,492	1,030
Auburn National BanCorp, Inc.	1,340	76
Axos Financial, Inc.*	32,722	722
Banc of California, Inc.	25,965	281
BancFirst Corp.	10,614	431
Banco Latinoamericano de Comercio Exterior S.A., Class E	18,193	209
Bancorp (The), Inc.*	30,094	295
BancorpSouth Bank	56,465	1,284
Bank First Corp.	3,586	230
Bank of Commerce Holdings	8,114	61
Bank of Marin Bancorp	7,506	250
Bank of NT Butterfield & Son (The) Ltd.	30,030	732
Bank of Princeton (The)	3,356	67
Bank7 Corp.	2,324	25
BankFinancial Corp.	6,870	58
BankUnited, Inc.	52,450	1,062
Bankwell Financial Group, Inc.	3,891	62
Banner Corp.	20,021	761
Bar Harbor Bankshares	8,807	197
Baycom Corp.*	7,141	92
BCB Bancorp, Inc.	8,380	78
Berkshire Hills Bancorp, Inc.	25,670	283
Bogota Financial Corp.*	3,267	29
Bridge Bancorp, Inc.	9,252	211
Bridgewater Bancshares, Inc.*	12,673	130
Brookline Bancorp, Inc.	44,778	451
Bryn Mawr Bank Corp.	11,481	318
Business First Bancshares, Inc.	6,767	104
Byline Bancorp, Inc.	14,189	186
C&F Financial Corp.	1,933	64
Cadence BanCorp	71,496	633
California Bancorp, Inc.*	4,314	64
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking – 9.2%continued
Cambridge Bancorp	3,562	$211
Camden National Corp.	8,591	297
Capital Bancorp, Inc.*	4,642	50
Capital City Bank Group, Inc.	7,511	157
Capitol Federal Financial, Inc.	76,400	841
Capstar Financial Holdings, Inc.	9,240	111
Carter Bank & Trust	13,609	110
Cathay General Bancorp	43,363	1,140
CB Financial Services, Inc.	2,828	62
CBTX, Inc.	9,763	205
Central Pacific Financial Corp.	15,949	256
Central Valley Community Bancorp	6,294	97
Century Bancorp, Inc., Class A	1,672	130
Chemung Financial Corp.	1,888	52
ChoiceOne Financial Services, Inc.	3,894	115
CIT Group, Inc.	56,407	1,169
Citizens & Northern Corp.	7,611	157
Citizens Holding Co.	2,687	67
City Holding Co.	8,989	586
Civista Bancshares, Inc.	9,477	146
CNB Financial Corp.	8,864	159
Coastal Financial Corp.*	5,225	76
Codorus Valley Bancorp, Inc.	5,252	73
Colony Bankcorp, Inc.	4,349	51
Columbia Banking System, Inc.	40,990	1,162
Community Bank System, Inc.	29,366	1,674
Community Financial (The) Corp.	2,863	70
Community Trust Bancorp, Inc.	8,798	288
ConnectOne Bancorp, Inc.	21,121	340
County Bancorp, Inc.	2,863	60
CrossFirst Bankshares, Inc.*	27,128	265
Customers Bancorp, Inc.*	16,353	197
CVB Financial Corp.	73,910	1,385
Delmar Bancorp	5,591	37
Dime Community Bancshares, Inc.	16,374	225
Eagle Bancorp Montana, Inc.	3,581	62
Eagle Bancorp, Inc.	18,252	598
Enterprise Bancorp, Inc.	5,082	121
Enterprise Financial Services Corp.	13,728	427
Equity Bancshares, Inc., Class A*	7,948	139
Esquire Financial Holdings, Inc.*	4,192	71
ESSA Bancorp, Inc.	5,674	79
Evans Bancorp, Inc.	2,437	57
Farmers & Merchants Bancorp, Inc.	5,824	124

NORTHERN FUNDS QUARTERLY REPORT     69    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking – 9.2%continued
Farmers National Banc Corp.	14,439	$171
FB Financial Corp.	10,169	252
Fidelity D&D Bancorp, Inc.	2,247	108
Financial Institutions, Inc.	9,419	175
First Bancorp	16,294	409
First BanCorp (New York Exchange)	122,515	685
First Bancorp (The), Inc.	6,081	132
First Bancshares (The), Inc.	11,957	269
First Bank/Hamilton NJ	9,715	63
First Busey Corp.	28,544	532
First Business Financial Services, Inc.	4,893	80
First Capital, Inc.	1,897	132
First Choice Bancorp	6,356	104
First Commonwealth Financial Corp.	56,089	464
First Community Bankshares, Inc.	10,132	227
First Community Corp.	4,082	62
First Financial Bancorp	55,683	773
First Financial Bankshares, Inc.	73,785	2,132
First Financial Corp.	7,840	289
First Foundation, Inc.	22,377	366
First Guaranty Bancshares, Inc.	1,667	20
First Internet Bancorp	5,292	88
First Interstate BancSystem, Inc., Class A	24,280	752
First Merchants Corp.	30,910	852
First Mid Bancshares, Inc.	8,166	214
First Midwest Bancorp, Inc.	65,033	868
First Northwest Bancorp	5,264	65
First of Long Island (The) Corp.	13,322	218
First Savings Financial Group, Inc.	1,061	46
First United Corp.	3,836	51
Flagstar Bancorp, Inc.	20,404	600
Flushing Financial Corp.	15,706	181
FNCB Bancorp, Inc.	9,749	56
Franklin Financial Network, Inc.	7,949	205
Franklin Financial Services Corp.	2,456	64
FS Bancorp, Inc.	2,153	83
Fulton Financial Corp.	92,462	974
FVCBankcorp, Inc.*	6,875	74
German American Bancorp, Inc.	14,306	445
Glacier Bancorp, Inc.	54,775	1,933
Great Southern Bancorp, Inc.	6,363	257
Great Western Bancorp, Inc.	31,171	429
Greene County Bancorp, Inc.	1,789	40
Guaranty Bancshares, Inc.	3,789	98
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking – 9.2%continued
Hancock Whitney Corp.	49,333	$1,046
Hanmi Financial Corp.	16,881	164
HarborOne Bancorp, Inc.*	30,117	257
Hawthorn Bancshares, Inc.	3,605	71
HBT Financial, Inc.	6,001	80
Heartland Financial U.S.A., Inc.	19,742	660
Heritage Commerce Corp.	33,373	250
Heritage Financial Corp.	20,911	418
Hilltop Holdings, Inc.	41,192	760
Hingham Institution For Savings The	829	139
Home Bancorp, Inc.	4,398	118
Home BancShares, Inc.	87,370	1,344
HomeStreet, Inc.	12,811	315
HomeTrust Bancshares, Inc.	8,956	143
Hope Bancorp, Inc.	66,931	617
Horizon Bancorp, Inc.	24,325	260
Howard Bancorp, Inc.*	6,922	74
IBERIABANK Corp.	29,834	1,359
Independent Bank Corp.	18,855	1,265
Independent Bank Corp. (Berlin Exchange)	12,217	181
Independent Bank Group, Inc.	21,153	857
International Bancshares Corp.	30,500	977
Investar Holding Corp.	5,879	85
Investors Bancorp, Inc.	131,857	1,121
Kearny Financial Corp.	42,985	352
Lakeland Bancorp, Inc.	27,804	318
Lakeland Financial Corp.	13,961	650
Landmark Bancorp, Inc.	2,161	53
LCNB Corp.	7,319	117
Level One Bancorp, Inc.	2,851	48
Limestone Bancorp, Inc.*	2,877	38
Live Oak Bancshares, Inc.	16,024	233
Luther Burbank Corp.	11,377	114
Macatawa Bank Corp.	15,374	120
Mackinac Financial Corp.	5,394	56
MainStreet Bancshares, Inc.*	4,276	56
Mercantile Bank Corp.	8,968	203
Merchants Bancorp	5,299	98
Meridian Bancorp, Inc.	26,368	306
Meridian Corp.*	3,074	49
Meta Financial Group, Inc.	19,456	354
Metrocity Bankshares, Inc.	9,882	142
Metropolitan Bank Holding Corp.*	3,865	124

EQUITY INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking – 9.2%continued
Mid Penn Bancorp, Inc.	3,960	$73
Middlefield Banc Corp.	3,420	71
Midland States Bancorp, Inc.	12,577	188
MidWestOne Financial Group, Inc.	8,323	166
MVB Financial Corp.	5,517	73
National Bank Holdings Corp., Class A	17,017	459
National Bankshares, Inc.	3,760	108
NBT Bancorp, Inc.	24,245	746
Nicolet Bankshares, Inc.*	5,418	297
Northeast Bank	4,472	78
Northfield Bancorp, Inc.	25,066	289
Northrim BanCorp, Inc.	3,613	91
Northwest Bancshares, Inc.	66,959	685
Norwood Financial Corp.	3,070	76
Oak Valley Bancorp	3,882	49
OceanFirst Financial Corp.	33,089	583
Oconee Federal Financial Corp.	595	15
OFG Bancorp	28,506	381
Ohio Valley Banc Corp.	2,423	55
Old National Bancorp	93,736	1,290
Old Second Bancorp, Inc.	16,090	125
OP Bancorp	7,271	50
Origin Bancorp, Inc.	12,475	274
Orrstown Financial Services, Inc.	5,999	88
Pacific Premier Bancorp, Inc.	48,043	1,042
Park National Corp.	8,191	576
Parke Bancorp, Inc.	5,798	79
PCB Bancorp	7,249	75
PCSB Financial Corp.	8,668	110
Peapack-Gladstone Financial Corp.	10,115	189
Penns Woods Bancorp, Inc.	4,014	91
Peoples Bancorp of North Carolina, Inc.	2,693	48
Peoples Bancorp, Inc.	10,290	219
Peoples Financial Services Corp.	4,104	157
People's Utah Bancorp	9,006	202
Pioneer Bancorp, Inc.*	7,086	65
Plumas Bancorp	2,655	59
Preferred Bank	7,781	333
Premier Financial Bancorp, Inc.	7,638	98
Professional Holding Corp., Class A*	3,157	44
Provident Bancorp, Inc.	4,670	37
Provident Financial Holdings, Inc.	3,421	46
Provident Financial Services, Inc.	34,718	502
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking – 9.2%continued
Prudential Bancorp, Inc.	5,103	$61
QCR Holdings, Inc.	8,508	265
RBB Bancorp	9,121	124
Red River Bancshares, Inc.	2,732	120
Reliant Bancorp, Inc.	8,747	142
Renasant Corp.	31,060	773
Republic Bancorp, Inc., Class A	5,569	182
Republic First Bancorp, Inc.*	26,578	65
Richmond Mutual BanCorp, Inc.	6,393	72
Riverview Bancorp, Inc.	11,618	66
S&T Bancorp, Inc.	22,131	519
Salisbury Bancorp, Inc.	1,453	60
Sandy Spring Bancorp, Inc.	26,278	651
SB Financial Group, Inc.	4,065	68
SB One Bancorp	5,008	99
Seacoast Banking Corp. of Florida*	29,585	604
Select Bancorp, Inc.*	8,573	70
ServisFirst Bancshares, Inc.	27,819	995
Shore Bancshares, Inc.	7,391	82
Sierra Bancorp	7,828	148
Silvergate Capital Corp., Class A*	8,795	123
Simmons First National Corp., Class A	61,859	1,058
SmartFinancial, Inc.	8,369	135
South Plains Financial, Inc.	5,548	79
South State Corp.	40,012	1,907
Southern First Bancshares, Inc.*	4,121	114
Southern Missouri Bancorp, Inc.	4,345	106
Southern National Bancorp of Virginia, Inc.	11,541	112
Southside Bancshares, Inc.	18,198	504
Spirit of Texas Bancshares, Inc.*	8,102	100
Standard AVB Financial Corp.	2,200	51
Sterling Bancorp, Inc.	9,921	36
Stock Yards Bancorp, Inc.	11,528	463
Summit Financial Group, Inc.	6,613	109
Territorial Bancorp, Inc.	4,551	108
Texas Capital Bancshares, Inc.*	28,901	892
Timberland Bancorp, Inc.	4,670	85
Tompkins Financial Corp.	8,103	525
Towne Bank	38,017	716
TriCo Bancshares	15,301	466
TriState Capital Holdings, Inc.*	15,419	242
Triumph Bancorp, Inc.*	12,368	300
TrustCo Bank Corp. NY	54,617	346

NORTHERN FUNDS QUARTERLY REPORT     71    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking – 9.2%continued
Trustmark Corp.	35,909	$880
UMB Financial Corp.	24,923	1,285
United Bankshares, Inc.	70,535	1,951
United Community Banks, Inc.	44,857	903
United Security Bancshares	8,001	54
Unity Bancorp, Inc.	4,037	58
Univest Financial Corp.	16,203	262
Valley National Bancorp	227,843	1,782
Veritex Holdings, Inc.	27,314	483
Washington Federal, Inc.	43,145	1,158
Washington Trust Bancorp, Inc.	9,700	318
Waterstone Financial, Inc.	13,237	196
WesBanco, Inc.	37,075	753
West BanCorp, Inc.	8,963	157
Westamerica BanCorp	15,056	865
Western New England Bancorp, Inc.	13,407	78
WSFS Financial Corp.	28,915	830
		94,811
Biotechnology & Pharmaceuticals – 12.1%
89bio, Inc.*	1,729	34
Abeona Therapeutics, Inc.*	33,545	98
AcelRx Pharmaceuticals, Inc.*	45,950	56
ADMA Biologics, Inc.*	34,324	101
Aduro Biotech, Inc.*	37,063	86
Adverum Biotechnologies, Inc.*	41,770	872
Aeglea BioTherapeutics, Inc.*	24,034	222
Aerie Pharmaceuticals, Inc.*	20,939	309
Affimed N.V.*	43,488	201
Agenus, Inc.*	79,153	311
Agile Therapeutics, Inc.*	38,788	108
Aimmune Therapeutics, Inc.*	26,714	446
Akcea Therapeutics, Inc.*	9,368	128
Akebia Therapeutics, Inc.*	74,445	1,011
Akero Therapeutics, Inc.*	6,398	159
Albireo Pharma, Inc.*	7,821	207
Alector, Inc.*	26,473	647
Allakos, Inc.*	13,928	1,001
Allogene Therapeutics, Inc.*	27,747	1,188
AMAG Pharmaceuticals, Inc.*	17,349	133
Amicus Therapeutics, Inc.*	145,520	2,194
Amneal Pharmaceuticals, Inc.*	56,672	270
Amphastar Pharmaceuticals, Inc.*	20,262	455
AnaptysBio, Inc.*	12,234	273
Anavex Life Sciences Corp.*	28,038	138
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals – 12.1%continued
ANI Pharmaceuticals, Inc.*	5,496	$178
Anika Therapeutics, Inc.*	8,030	303
Antares Pharma, Inc.*	92,346	254
Apellis Pharmaceuticals, Inc.*	34,342	1,122
Applied Genetic Technologies Corp.*	13,365	74
Applied Therapeutics, Inc.*	7,637	276
Aprea Therapeutics, Inc.*	4,259	165
Aptinyx, Inc.*	14,052	59
Aquestive Therapeutics, Inc.*	11,340	55
Aravive, Inc.*	6,968	81
Arcturus Therapeutics Holdings, Inc.*	7,466	349
Arcus Biosciences, Inc.*	19,016	470
Arcutis Biotherapeutics, Inc.*	5,422	164
Ardelyx, Inc.*	41,811	289
Arena Pharmaceuticals, Inc.*	32,211	2,028
Arrowhead Pharmaceuticals, Inc.*	57,404	2,479
Arvinas, Inc.*	16,720	561
Aspira Women's Health, Inc.*	27,068	104
Assembly Biosciences, Inc.*	17,547	409
Atara Biotherapeutics, Inc.*	32,803	478
Athenex, Inc.*	42,076	579
Athersys, Inc.*	99,351	274
Atreca, Inc., Class A*	12,159	259
Avenue Therapeutics, Inc.*	3,845	41
AVEO Pharmaceuticals, Inc.*	7,791	40
Avid Bioservices, Inc.*	32,478	213
Avrobio, Inc.*	17,657	308
Axcella Health, Inc.*	4,940	27
Axsome Therapeutics, Inc.*	15,845	1,304
Aytu BioScience, Inc.*	12,896	18
Beam Therapeutics, Inc.*	7,265	203
Beyond Air, Inc.*	7,435	54
Beyondspring, Inc.*	7,742	117
BioCryst Pharmaceuticals, Inc.*	87,233	416
BioDelivery Sciences International, Inc.*	50,762	221
Biohaven Pharmaceutical Holding Co. Ltd.*	26,981	1,973
BioSpecifics Technologies Corp.*	3,459	212
Bioxcel Therapeutics, Inc.*	6,055	321
Black Diamond Therapeutics, Inc.*	7,028	296
Blueprint Medicines Corp.*	31,022	2,420
BrainStorm Cell Therapeutics, Inc.*	15,273	171
Bridgebio Pharma, Inc.*	41,641	1,358

EQUITY INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals – 12.1%continued
Cabaletta Bio, Inc.*	7,362	$82
Calithera Biosciences, Inc.*	37,588	198
Cara Therapeutics, Inc.*	23,515	402
CASI Pharmaceuticals, Inc.*	29,509	74
Cassava Sciences, Inc.*	13,321	41
Catabasis Pharmaceuticals, Inc.*	10,313	66
Catalyst Biosciences, Inc.*	9,944	58
Catalyst Pharmaceuticals, Inc.*	54,760	253
CEL-SCI Corp.*	18,640	278
Centogene N.V.*	2,339	54
Cerecor, Inc.*	15,494	40
Champions Oncology, Inc.*	4,137	40
Checkpoint Therapeutics, Inc.*	24,916	49
ChemoCentryx, Inc.*	25,443	1,464
Chiasma, Inc.*	20,941	113
Chimerix, Inc.*	29,159	90
ChromaDex Corp.*	22,883	105
Cidara Therapeutics, Inc.*	19,127	71
Clovis Oncology, Inc.*	41,310	279
Cohbar, Inc.*	14,035	22
Coherus Biosciences, Inc.*	33,119	592
Collegium Pharmaceutical, Inc.*	19,623	343
Concert Pharmaceuticals, Inc.*	16,895	168
Constellation Pharmaceuticals, Inc.*	15,460	465
ContraFect Corp.*	7,683	49
Corbus Pharmaceuticals Holdings, Inc.*	37,730	317
Corcept Therapeutics, Inc.*	54,899	923
CorMedix, Inc.*	14,443	91
Cortexyme, Inc.*	8,994	416
Crinetics Pharmaceuticals, Inc.*	15,470	271
Cue Biopharma, Inc.*	15,866	389
Cyclerion Therapeutics, Inc.*	11,633	69
Cymabay Therapeutics, Inc.*	40,090	140
Cytokinetics, Inc.*	32,254	760
CytomX Therapeutics, Inc.*	25,690	214
Deciphera Pharmaceuticals, Inc.*	21,396	1,278
Denali Therapeutics, Inc.*	35,963	870
DermTech, Inc.*	4,605	61
Dicerna Pharmaceuticals, Inc.*	37,149	944
Durect Corp.*	113,217	263
Dyadic International, Inc.*	11,055	96
Dynavax Technologies Corp.*	51,150	454
Eagle Pharmaceuticals, Inc.*	6,241	299
Editas Medicine, Inc.*	31,719	938
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals – 12.1%continued
Eiger BioPharmaceuticals, Inc.*	13,208	$127
Eloxx Pharmaceuticals, Inc.*	15,305	46
Emergent BioSolutions, Inc.*	25,532	2,019
Enanta Pharmaceuticals, Inc.*	10,988	552
Endo International PLC*	130,534	448
Enochian Biosciences, Inc.*	5,981	25
Epizyme, Inc.*	51,008	819
Esperion Therapeutics, Inc.*	14,802	759
Eton Pharmaceuticals, Inc.*	8,409	46
Evelo Biosciences, Inc.*	6,687	33
Evolus, Inc.*	13,639	72
Exagen, Inc.*	3,087	38
Exicure, Inc.*	33,884	83
Fate Therapeutics, Inc.*	35,822	1,229
Fennec Pharmaceuticals, Inc.*	12,401	104
FibroGen, Inc.*	47,511	1,926
Five Prime Therapeutics, Inc.*	16,525	101
Flexion Therapeutics, Inc.*	19,325	254
Fortress Biotech, Inc.*	33,254	89
Frequency Therapeutics, Inc.*	16,114	375
Fulcrum Therapeutics, Inc.*	6,774	124
G1 Therapeutics, Inc.*	19,304	468
Galectin Therapeutics, Inc.*	23,370	72
Galera Therapeutics, Inc.*	4,994	36
Genprex, Inc.*	16,244	51
Geron Corp.*	102,381	223
GlycoMimetics, Inc.*	19,406	73
Gossamer Bio, Inc.*	28,336	368
Gritstone Oncology, Inc.*	16,933	112
Halozyme Therapeutics, Inc.*	77,739	2,084
Harpoon Therapeutics, Inc.*	6,055	101
Harrow Health, Inc.*	12,817	67
Heron Therapeutics, Inc.*	50,093	737
Heska Corp.*	4,055	378
Homology Medicines, Inc.*	19,417	295
Hookipa Pharma, Inc.*	6,614	77
iBio, Inc.*	27,424	61
Ideaya Biosciences, Inc.*	6,866	98
IGM Biosciences, Inc.*	4,060	296
IMARA, Inc.*	2,831	78
Immunic, Inc.*	1,962	24
ImmunoGen, Inc.*	99,272	457
Immunovant, Inc.*	10,947	267
Innoviva, Inc.*	36,355	508

NORTHERN FUNDS QUARTERLY REPORT     73    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals – 12.1%continued
Inovio Pharmaceuticals, Inc.*	82,286	$2,218
Insmed, Inc.*	57,891	1,594
Intellia Therapeutics, Inc.*	25,070	527
Intercept Pharmaceuticals, Inc.*	14,826	710
Intersect ENT, Inc.*	18,548	251
Intra-Cellular Therapies, Inc.*	31,451	807
Ironwood Pharmaceuticals, Inc.*	91,306	942
IVERIC bio, Inc.*	25,833	132
Jounce Therapeutics, Inc.*	9,436	65
Kadmon Holdings, Inc.*	92,140	472
Kala Pharmaceuticals, Inc.*	22,632	238
Kaleido Biosciences, Inc.*	6,696	50
KalVista Pharmaceuticals, Inc.*	7,267	88
Karuna Therapeutics, Inc.*	8,870	989
Karyopharm Therapeutics, Inc.*	40,103	760
Keros Therapeutics, Inc.*	3,989	150
Kezar Life Sciences, Inc.*	14,702	76
Kindred Biosciences, Inc.*	20,468	92
Kiniksa Pharmaceuticals Ltd., Class A*	10,878	277
Kodiak Sciences, Inc.*	16,502	893
Krystal Biotech, Inc.*	6,838	283
Kura Oncology, Inc.*	30,328	494
La Jolla Pharmaceutical Co.*	10,726	46
Lannett Co., Inc.*	18,521	134
Lexicon Pharmaceuticals, Inc.*	21,776	43
Lifevantage Corp.*	7,614	103
Ligand Pharmaceuticals, Inc.*	8,255	923
Liquidia Technologies, Inc.*	11,622	98
LogicBio Therapeutics, Inc.*	6,816	58
Lyra Therapeutics, Inc.*	2,339	27
MacroGenics, Inc.*	27,642	772
Madrigal Pharmaceuticals, Inc. ADR*	5,002	566
Magenta Therapeutics, Inc.*	9,648	72
Mallinckrodt PLC*	49,987	134
MannKind Corp.*	121,789	213
Marinus Pharmaceuticals, Inc.*	49,899	127
Marker Therapeutics, Inc.*	18,088	37
MediciNova, Inc.*	25,432	138
MEI Pharma, Inc.*	58,041	240
MeiraGTx Holdings PLC*	11,722	147
Menlo Therapeutics, Inc.*	60,710	105
Mersana Therapeutics, Inc.*	26,247	614
Minerva Neurosciences, Inc.*	16,996	61
Mirati Therapeutics, Inc.*	21,024	2,400
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals – 12.1%continued
Mirum Pharmaceuticals, Inc.*	3,162	$62
Molecular Templates, Inc.*	13,878	191
Momenta Pharmaceuticals, Inc.*	67,430	2,243
Morphic Holding, Inc.*	7,823	212
Mustang Bio, Inc.*	17,536	56
MyoKardia, Inc.*	28,424	2,746
NantKwest, Inc.*	16,480	202
Nature's Sunshine Products, Inc.*	5,797	52
Neoleukin Therapeutics, Inc.*	16,998	282
NeuBase Therapeutics, Inc.*	9,912	87
NeuroBo Pharmaceuticals, Inc.*	2,406	19
NextCure, Inc.*	9,412	202
NGM Biopharmaceuticals, Inc.*	13,192	260
Novavax, Inc.*	33,337	2,779
Ocular Therapeutix, Inc.*	29,302	244
Odonate Therapeutics, Inc.*	7,473	316
Omeros Corp.*	29,584	435
Oncocyte Corp.*	24,656	47
Optinose, Inc.*	17,665	131
Organogenesis Holdings, Inc.*	11,481	44
Orgenesis, Inc.*	10,338	63
ORIC Pharmaceuticals, Inc.*	4,980	168
Osmotica Pharmaceuticals PLC*	6,916	47
Ovid therapeutics, Inc.*	24,514	181
Oyster Point Pharma, Inc.*	2,713	78
Pacira BioSciences, Inc.*	23,635	1,240
Paratek Pharmaceuticals, Inc.*	23,313	122
Passage Bio, Inc.*	7,766	212
PDL BioPharma, Inc.*	64,885	189
Pfenex, Inc.*	19,740	165
PhaseBio Pharmaceuticals, Inc.*	7,351	34
Phathom Pharmaceuticals, Inc.*	5,979	197
Pieris Pharmaceuticals, Inc.*	26,815	83
Portola Pharmaceuticals, Inc.*	44,890	808
Precigen, Inc.*	37,847	189
Prestige Consumer Healthcare, Inc.*	28,602	1,074
Prevail Therapeutics, Inc.*	8,180	122
Principia Biopharma, Inc.*	16,815	1,005
Protagonist Therapeutics, Inc.*	12,910	228
Protara Therapeutics, Inc.*	1,157	34
Prothena Corp. PLC*	17,605	184
Provention Bio, Inc.*	24,235	342
PTC Therapeutics, Inc.*	35,349	1,794
Puma Biotechnology, Inc.*	17,146	179

EQUITY INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals – 12.1%continued
Radius Health, Inc.*	25,792	$352
RAPT Therapeutics, Inc.*	6,269	182
Recro Pharma, Inc.*	12,106	55
REGENXBIO, Inc.*	19,466	717
Relmada Therapeutics, Inc.*	8,045	360
Replimune Group, Inc.*	9,853	245
Retrophin, Inc.*	23,670	483
Revance Therapeutics, Inc.*	32,473	793
REVOLUTION Medicines, Inc.*	8,367	264
Rhythm Pharmaceuticals, Inc.*	19,206	428
Rigel Pharmaceuticals, Inc.*	94,055	172
Rocket Pharmaceuticals, Inc.*	19,477	408
Rockwell Medical, Inc.*	41,337	81
Rubius Therapeutics, Inc.*	20,958	125
Sangamo Therapeutics, Inc.*	65,340	585
Satsuma Pharmaceuticals, Inc.*	5,256	151
Savara, Inc.*	26,572	66
Scholar Rock Holding Corp.*	12,974	236
scPharmaceuticals, Inc.*	3,053	22
Selecta Biosciences, Inc.*	38,753	110
Seres Therapeutics, Inc.*	25,359	121
SIGA Technologies, Inc.*	30,347	179
Solid Biosciences, Inc.*	14,592	43
Sorrento Therapeutics, Inc.*	100,282	630
Spectrum Pharmaceuticals, Inc.*	65,869	223
Spero Therapeutics, Inc.*	8,229	111
SpringWorks Therapeutics, Inc.*	12,117	509
Stoke Therapeutics, Inc.*	6,983	166
Strongbridge Biopharma PLC*	19,026	72
Supernus Pharmaceuticals, Inc.*	28,006	665
Sutro Biopharma, Inc.*	9,589	74
Syndax Pharmaceuticals, Inc.*	15,424	229
Syros Pharmaceuticals, Inc.*	23,745	253
TCR2 Therapeutics, Inc.*	9,303	143
Tela Bio, Inc.*	3,088	40
TG Therapeutics, Inc.*	55,251	1,076
TherapeuticsMD, Inc.*	140,073	175
Theravance Biopharma, Inc.*	26,296	552
Translate Bio, Inc.*	28,947	519
TransMedics Group, Inc.*	11,276	202
Tricida, Inc.*	16,156	444
Turning Point Therapeutics, Inc.*	15,942	1,030
Twist Bioscience Corp.*	17,087	774
Tyme Technologies, Inc.*	42,626	57
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals – 12.1%continued
Ultragenyx Pharmaceutical, Inc.*	32,434	$2,537
UNITY Biotechnology, Inc.*	18,827	163
UroGen Pharma Ltd.*	11,110	290
USANA Health Sciences, Inc.*	6,608	485
Vanda Pharmaceuticals, Inc.*	30,836	353
Vaxart, Inc.*	25,616	227
VBI Vaccines, Inc.*	98,234	305
Verastem, Inc.*	93,528	161
Verrica Pharmaceuticals, Inc.*	7,422	82
Veru, Inc.*	28,404	95
Viela Bio, Inc.*	11,439	496
Viking Therapeutics, Inc.*	37,185	268
Vir Biotechnology, Inc.*	26,484	1,085
VolitionRX Ltd.*	13,315	52
Voyager Therapeutics, Inc.*	14,955	189
vTv Therapeutics, Inc., Class A*	6,173	14
WaVe Life Sciences Ltd.*	11,762	122
X4 Pharmaceuticals, Inc.*	9,385	87
XBiotech, Inc.*	8,180	112
Xencor, Inc.*	31,710	1,027
Xeris Pharmaceuticals, Inc.*	21,963	58
XOMA Corp.*	3,490	69
Y-mAbs Therapeutics, Inc.*	17,126	740
Zentalis Pharmaceuticals, Inc.*	5,909	284
ZIOPHARM Oncology, Inc.*	121,834	400
Zogenix, Inc.*	31,781	858
		124,955
Chemicals – 2.0%
AdvanSix, Inc.*	15,992	188
AgroFresh Solutions, Inc.*	17,045	52
American Vanguard Corp.	15,954	219
Amyris, Inc.*	40,019	171
Balchem Corp.	18,465	1,752
Codexis, Inc.*	30,169	344
Ferro Corp.*	46,540	556
GCP Applied Technologies, Inc.*	27,954	519
H.B. Fuller Co.	29,413	1,312
Hawkins, Inc.	5,585	238
Haynes International, Inc.	6,893	161
Ingevity Corp.*	23,636	1,243
Innospec, Inc.	14,001	1,082
Intrepid Potash, Inc.*	56,139	56
Koppers Holdings, Inc.*	11,755	221
Kraton Corp.*	17,689	306

NORTHERN FUNDS QUARTERLY REPORT     75    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Chemicals – 2.0%continued
Kronos Worldwide, Inc.	13,011	$135
Lydall, Inc.*	9,646	131
Marrone Bio Innovations, Inc.*	37,982	44
Materion Corp.	11,548	710
Minerals Technologies, Inc.	19,369	909
Oil-Dri Corp. of America	3,033	105
Orion Engineered Carbons S.A.	33,847	358
PolyOne Corp.	52,371	1,374
PQ Group Holdings, Inc.*	21,638	286
Quaker Chemical Corp.	7,597	1,410
Rayonier Advanced Materials, Inc.*	35,328	99
Rogers Corp.*	10,648	1,327
Sensient Technologies Corp.	24,113	1,258
Stepan Co.	12,318	1,196
Trecora Resources*	14,431	90
Trinseo S.A.	21,602	479
Tronox Holdings PLC, Class A	52,208	377
WD-40 Co.	7,792	1,545
		20,253
Commercial Services – 2.4%
ABM Industries, Inc.	38,354	1,392
Acacia Research Corp.*	26,114	107
AMN Healthcare Services, Inc.*	26,674	1,207
ASGN, Inc.*	29,052	1,937
Barrett Business Services, Inc.	4,272	227
BG Staffing, Inc.	5,083	58
Brady Corp., Class A	27,767	1,300
BrightView Holdings, Inc.*	17,515	196
Brink's (The) Co.	28,747	1,308
CBIZ, Inc.*	28,987	695
Cimpress PLC*	10,170	776
Collectors Universe, Inc.	5,028	172
CorVel Corp.*	4,988	354
CRA International, Inc.	4,267	169
Cross Country Healthcare, Inc.*	21,506	132
Deluxe Corp.	23,979	564
Emerald Holding, Inc.	13,012	40
Ennis, Inc.	14,215	258
Forrester Research, Inc.*	6,174	198
Franchise Group, Inc.	10,959	240
Franklin Covey Co.*	7,142	153
Genasys, Inc.*	18,826	91
GP Strategies Corp.*	7,339	63
Hackett Group (The), Inc.	14,762	200
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Commercial Services – 2.4%continued
Healthcare Services Group, Inc.	42,798	$1,047
Heidrick & Struggles International, Inc.	10,655	230
HMS Holdings Corp.*	50,398	1,632
Huron Consulting Group, Inc.*	12,899	571
Information Services Group, Inc.*	18,189	38
Insperity, Inc.	20,747	1,343
Kelly Services, Inc., Class A	19,610	310
Kforce, Inc.	11,060	323
Korn Ferry	31,317	962
National Research Corp.	7,735	450
NV5 Global, Inc.*	5,962	303
Quad/Graphics, Inc.	17,100	56
R1 RCM, Inc.*	61,055	681
Resources Connection, Inc.	17,114	205
ShotSpotter, Inc.*	4,630	117
SP Plus Corp.*	13,406	278
TriNet Group, Inc.*	23,558	1,436
TrueBlue, Inc.*	20,476	313
UniFirst Corp.	8,653	1,548
Vectrus, Inc.*	6,685	328
Viad Corp.	11,777	224
Vivint Smart Home, Inc.*	39,906	692
Willdan Group, Inc.*	5,808	145
		25,069
Construction Materials – 0.9%
Advanced Drainage Systems, Inc.	28,272	1,397
Apogee Enterprises, Inc.	14,987	345
Boise Cascade Co.	22,475	845
Forterra, Inc.*	10,639	119
Louisiana-Pacific Corp.	64,680	1,659
Simpson Manufacturing Co., Inc.	24,923	2,103
Summit Materials, Inc., Class A*	67,381	1,083
UFP Industries, Inc.	34,210	1,694
United States Lime & Minerals, Inc.	1,164	98
US Concrete, Inc.*	9,216	229
		9,572
Consumer Products – 2.3%
Alico, Inc.	2,916	91
B&G Foods, Inc.	36,609	893
BellRing Brands, Inc., Class A*	22,519	449
Bridgford Foods Corp.*	1,032	17
Cadiz, Inc.*	11,353	115
Cal-Maine Foods, Inc.*	18,179	809

EQUITY INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Consumer Products – 2.3%continued
Calyxt, Inc.*	6,631	$33
Celsius Holdings, Inc.*	19,621	231
Central Garden & Pet Co.*	5,601	202
Central Garden & Pet Co., Class A*	22,410	757
Clearwater Paper Corp.*	9,271	335
Coca-Cola Consolidated, Inc.	2,667	611
Craft Brew Alliance, Inc.*	6,729	104
Darling Ingredients, Inc.*	92,005	2,265
Edgewell Personal Care Co.*	31,286	975
elf Beauty, Inc.*	14,902	284
Farmer Bros. Co.*	9,438	69
Fresh Del Monte Produce, Inc.	17,891	440
Greenlane Holdings, Inc., Class A*	5,688	23
Helen of Troy Ltd.*	14,471	2,729
Hostess Brands, Inc.*	69,761	853
Inter Parfums, Inc.	10,314	497
J & J Snack Foods Corp.	8,575	1,090
John B. Sanfilippo & Son, Inc.	5,029	429
Lancaster Colony Corp.	10,835	1,679
Landec Corp.*	14,756	117
Limoneira Co.	9,550	138
MGP Ingredients, Inc.	7,346	270
Nathan's Famous, Inc.	1,596	90
National Beverage Corp.*	6,679	408
New Age Beverages Corp.*	53,669	82
Phibro Animal Health Corp., Class A	11,575	304
Primo Water Corp.	89,323	1,228
Quanex Building Products Corp.	19,030	264
Revlon, Inc., Class A*	3,467	34
Sanderson Farms, Inc.	11,522	1,335
Seneca Foods Corp., Class A*	3,765	127
Simply Good Foods (The) Co.*	49,049	911
Tejon Ranch Co.*	12,428	179
Tootsie Roll Industries, Inc.	8,996	308
Turning Point Brands, Inc.	5,158	129
Universal Corp.	14,033	597
Vector Group Ltd.	77,161	776
		23,277
Consumer Services – 0.9%
Aaron's, Inc.	38,423	1,744
Adtalem Global Education, Inc.*	29,949	933
American Public Education, Inc.*	8,048	238
Aspen Group, Inc.*	10,616	96
Carriage Services, Inc.	9,093	165
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Consumer Services – 0.9%continued
K12, Inc.*	22,889	$624
Laureate Education, Inc., Class A*	61,514	613
Medifast, Inc.	6,457	896
Perdoceo Education Corp.*	40,016	637
Regis Corp.*	13,144	108
Rent-A-Center, Inc.	27,956	778
Strategic Education, Inc.	12,564	1,930
Universal Technical Institute, Inc.*	16,514	115
WW International, Inc.*	27,097	688
		9,565
Containers & Packaging – 0.3%
Greif, Inc., Class A	14,563	501
Greif, Inc., Class B	3,246	136
Matthews International Corp., Class A	17,239	329
Myers Industries, Inc.	20,181	293
O-I Glass, Inc.	89,632	805
TriMas Corp.*	24,703	592
UFP Technologies, Inc.*	3,988	176
		2,832
Design, Manufacturing & Distribution – 0.7%
Benchmark Electronics, Inc.	21,004	454
Fabrinet*	20,985	1,310
Plexus Corp.*	16,387	1,156
Sanmina Corp.*	38,351	960
Tech Data Corp.*	20,163	2,922
		6,802
Distributors - Consumer Staples – 0.4%
Andersons (The), Inc.	17,935	247
Calavo Growers, Inc.	9,403	592
Chefs' Warehouse (The), Inc.*	13,951	189
Core-Mark Holding Co., Inc.	25,705	641
HF Foods Group, Inc.*	20,279	184
Performance Food Group Co.*	74,923	2,183
United Natural Foods, Inc.*	30,258	551
		4,587
Distributors - Discretionary – 0.3%
ePlus, Inc.*	7,528	532
G-III Apparel Group Ltd.*	25,316	336
KAR Auction Services, Inc.	73,919	1,017
PC Connection, Inc.	6,368	295
ScanSource, Inc.*	14,311	345
Veritiv Corp.*	7,343	125
		2,650

NORTHERN FUNDS QUARTERLY REPORT     77    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Electrical Equipment – 1.9%
AAON, Inc.	23,586	$1,281
Advanced Energy Industries, Inc.*	21,615	1,465
Alarm.com Holdings, Inc.*	25,886	1,678
Allied Motion Technologies, Inc.	4,282	151
API Group Corp.*	80,085	973
Argan, Inc.	8,484	402
Atkore International Group, Inc.*	26,997	738
Badger Meter, Inc.	16,650	1,048
Bel Fuse, Inc., Class B	5,685	61
Belden, Inc.	25,190	820
Bloom Energy Corp., Class A*	48,580	529
Chase Corp.	4,169	427
CompX International, Inc.	879	12
CyberOptics Corp.*	4,018	129
FARO Technologies, Inc.*	10,143	544
IntriCon Corp.*	5,218	71
Itron, Inc.*	22,925	1,519
Kimball Electronics, Inc.*	13,985	189
LSI Industries, Inc.	14,670	95
Mesa Laboratories, Inc.	2,313	501
Napco Security Technologies, Inc.*	6,956	163
NL Industries, Inc.	6,041	21
nLight, Inc.*	19,690	438
Novanta, Inc.*	19,562	2,089
Orion Energy Systems, Inc.*	15,247	53
OSI Systems, Inc.*	9,772	729
Powell Industries, Inc.	4,943	135
Preformed Line Products Co.	1,684	84
Research Frontiers, Inc.*	15,206	62
SMART Global Holdings, Inc.*	8,235	224
SPX Corp.*	24,398	1,004
Stoneridge, Inc.*	15,062	311
Transcat, Inc.*	3,996	103
Watts Water Technologies, Inc., Class A	15,644	1,267
Wrap Technologies, Inc.*	6,473	68
		19,384
Engineering & Construction Services – 1.8%
Aegion Corp.*	17,464	277
Arcosa, Inc.	27,658	1,167
Comfort Systems U.S.A., Inc.	20,645	841
Concrete Pumping Holdings, Inc.*	14,460	50
Construction Partners, Inc., Class A*	10,482	186
Dycom Industries, Inc.*	17,667	722
EMCOR Group, Inc.	31,077	2,055
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Engineering & Construction Services – 1.8%continued
Exponent, Inc.	29,365	$2,377
Fluor Corp.	80,539	973
Granite Construction, Inc.	27,165	520
Great Lakes Dredge & Dock Corp.*	36,350	337
IES Holdings, Inc.*	4,831	112
Installed Building Products, Inc.*	13,083	900
Iteris, Inc.*	23,018	110
KBR, Inc.	81,449	1,837
Kratos Defense & Security Solutions, Inc.*	60,479	945
MasTec, Inc.*	32,414	1,454
Mistras Group, Inc.*	10,210	40
MYR Group, Inc.*	9,198	294
Primoris Services Corp.	27,416	487
Sterling Construction Co., Inc.*	16,210	170
TopBuild Corp.*	18,899	2,150
Tutor Perini Corp.*	23,720	289
VSE Corp.	4,895	154
Willscot Mobile Mini Holdings Corp.*	31,012	381
		18,828
Forest & Paper Products – 0.2%
Domtar Corp.	31,419	663
Neenah, Inc.	9,509	470
P H Glatfelter Co.	24,899	400
Schweitzer-Mauduit International, Inc.	17,978	601
Verso Corp., Class A	20,332	243
		2,377
Gaming, Lodging & Restaurants – 2.9%
Accel Entertainment, Inc.*	24,198	233
BBX Capital Corp.	33,013	84
Biglari Holdings, Inc., Class A*	49	16
Biglari Holdings, Inc., Class B*	486	34
BJ's Restaurants, Inc.	10,855	227
Bloomin' Brands, Inc.	50,581	539
Bluegreen Vacations Corp.	2,533	14
Boyd Gaming Corp.	46,529	972
Brinker International, Inc.	25,038	601
Cannae Holdings, Inc.*	48,441	1,991
Carrols Restaurant Group, Inc.*	20,287	98
Century Casinos, Inc.*	14,726	61
Cheesecake Factory (The), Inc.	24,395	559
Churchill Downs, Inc.	21,746	2,896
Chuy's Holdings, Inc.*	9,453	141
Cracker Barrel Old Country Store, Inc.	13,656	1,515

EQUITY INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Gaming, Lodging & Restaurants – 2.9%continued
Dave & Buster's Entertainment, Inc.	26,551	$354
Del Taco Restaurants, Inc.*	16,983	101
Denny's Corp.*	31,008	313
Dine Brands Global, Inc.	8,915	375
El Pollo Loco Holdings, Inc.*	10,118	149
Eldorado Resorts, Inc.*	48,328	1,936
Everi Holdings, Inc.*	46,009	237
Fiesta Restaurant Group, Inc.*	10,253	65
GAN Ltd.*	4,235	108
Golden Entertainment, Inc.*	9,614	86
Hilton Grand Vacations, Inc.*	48,713	952
International Game Technology PLC	56,933	507
Jack in the Box, Inc.	12,916	957
Kura Sushi U.S.A., Inc., Class A*	1,478	21
Lindblad Expeditions Holdings, Inc.*	14,703	114
Marriott Vacations Worldwide Corp.	23,160	1,904
Monarch Casino & Resort, Inc.*	7,214	246
Noodles & Co.*	17,837	108
Papa John's International, Inc.	18,525	1,471
Penn National Gaming, Inc.*	76,568	2,338
Red Robin Gourmet Burgers, Inc.*	6,961	71
Red Rock Resorts, Inc., Class A	37,634	411
Ruth's Hospitality Group, Inc.	15,726	128
Scientific Games Corp.*	32,657	505
Shake Shack, Inc., Class A*	20,055	1,063
St. Joe (The) Co.*	18,946	368
Target Hospitality Corp.*	17,409	29
Texas Roadhouse, Inc.	37,515	1,972
Twin River Worldwide Holdings, Inc.	10,192	227
Waitr Holdings, Inc.*	43,222	114
Wingstop, Inc.	16,952	2,356
		29,567
Hardware – 1.8%
3D Systems Corp.*	66,487	465
A10 Networks, Inc.*	35,205	240
Acacia Communications, Inc.*	22,233	1,494
ADTRAN, Inc.	27,512	301
Akoustis Technologies, Inc.*	18,137	150
Anterix, Inc.*	7,628	346
Applied Optoelectronics, Inc.*	10,828	118
Arlo Technologies, Inc.*	47,103	122
CalAmp Corp.*	19,202	154
Casa Systems, Inc.*	18,152	75
Clearfield, Inc.*	6,234	87
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Hardware – 1.8%continued
Comtech Telecommunications Corp.	13,472	$228
Cubic Corp.	18,031	866
Daktronics, Inc.	22,337	97
DASAN Zhone Solutions, Inc.*	6,846	61
Diebold Nixdorf, Inc.*	40,002	242
Digimarc Corp.*	7,048	113
ExOne (The) Co.*	6,389	55
Extreme Networks, Inc.*	66,008	286
Fitbit, Inc., Class A*	136,493	882
GoPro, Inc., Class A*	73,550	350
Harmonic, Inc.*	54,272	258
Infinera Corp.*	89,005	527
Inseego Corp.*	39,003	452
InterDigital, Inc.	17,670	1,001
Knowles Corp.*	50,523	771
Luna Innovations, Inc.*	16,525	96
Maxar Technologies, Inc.	34,540	620
NETGEAR, Inc.*	16,659	431
NetScout Systems, Inc.*	40,306	1,030
PAR Technology Corp.*	9,177	275
PCTEL, Inc.*	10,118	68
Pitney Bowes, Inc.	98,322	256
Plantronics, Inc.	19,281	283
PlayAGS, Inc.*	15,726	53
Powerfleet, Inc.*	15,555	72
Quantum Corp.*	16,667	64
Resonant, Inc.*	28,098	65
Ribbon Communications, Inc.*	38,928	153
Sonos, Inc.*	45,632	668
Super Micro Computer, Inc.*	25,397	721
TTM Technologies, Inc.*	57,626	683
Turtle Beach Corp.*	7,690	113
Universal Electronics, Inc.*	7,644	358
Viavi Solutions, Inc.*	130,582	1,664
Vicor Corp.*	10,117	728
Vishay Precision Group, Inc.*	7,016	172
Vocera Communications, Inc.*	18,454	391
VOXX International Corp.*	11,403	66
		18,771
Health Care Facilities & Services – 2.5%
AdaptHealth Corp.*	4,485	72
Addus HomeCare Corp.*	7,892	731
American Renal Associates Holdings, Inc.*	6,786	44

NORTHERN FUNDS QUARTERLY REPORT     79    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Health Care Facilities & Services – 2.5%continued
Apollo Medical Holdings, Inc.*	5,727	$95
Avalon GloboCare Corp.*	6,450	12
Brookdale Senior Living, Inc.*	107,103	316
Catasys, Inc.*	4,612	114
Cellular Biomedicine Group, Inc.*	6,823	102
Community Health Systems, Inc.*	50,327	152
Covetrus, Inc.*	56,099	1,004
Eidos Therapeutics, Inc.*	6,109	291
Ensign Group (The), Inc.	29,227	1,223
Enzo Biochem, Inc.*	24,956	56
Evofem Biosciences, Inc.*	26,678	76
Five Star Senior Living, Inc.*	10,742	42
Fulgent Genetics, Inc.*	5,525	88
Hanger, Inc.*	20,827	345
HealthEquity, Inc.*	39,926	2,342
Independence Holding Co.	2,904	89
InfuSystem Holdings, Inc.*	8,293	96
Invitae Corp.*	65,994	1,999
Joint (The) Corp.*	7,653	117
LHC Group, Inc.*	17,359	3,026
Magellan Health, Inc.*	13,383	977
MEDNAX, Inc.*	47,385	810
Medpace Holdings, Inc.*	15,663	1,457
National HealthCare Corp.	7,204	457
NeoGenomics, Inc.*	59,238	1,835
OPKO Health, Inc.*	227,540	776
Option Care Health, Inc.*	19,407	269
Owens & Minor, Inc.	35,143	268
Patterson Cos., Inc.	48,506	1,067
Pennant Group (The), Inc.*	15,020	339
Personalis, Inc.*	11,374	148
Progyny, Inc.*	15,050	388
Providence Service (The) Corp.*	6,912	545
RadNet, Inc.*	24,489	389
Select Medical Holdings Corp.*	62,539	921
SI-BONE, Inc.*	14,487	231
Surgery Partners, Inc.*	12,653	146
Tenet Healthcare Corp.*	59,743	1,082
Tivity Health, Inc.*	24,737	280
Triple-S Management Corp., Class B*	13,043	248
U.S. Physical Therapy, Inc.	7,343	595
Vapotherm, Inc.*	10,964	449
Viemed Healthcare, Inc.*	19,649	189
		26,298
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Home & Office Products – 2.0%
ACCO Brands Corp.	52,556	$373
American Woodmark Corp.*	9,619	728
Beazer Homes U.S.A., Inc.*	15,603	157
Caesarstone Ltd.*	12,876	153
Casper Sleep, Inc.*	4,433	40
Cavco Industries, Inc.*	4,970	959
Century Communities, Inc.*	16,744	513
Cornerstone Building Brands, Inc.*	24,044	146
Forestar Group, Inc.*	9,389	142
Green Brick Partners, Inc.*	13,868	164
Griffon Corp.	20,782	385
Hamilton Beach Brands Holding Co., Class A	3,369	40
Herman Miller, Inc.	33,437	789
HNI Corp.	24,332	744
Hooker Furniture Corp.	6,656	129
Interface, Inc.	32,991	269
iRobot Corp.*	15,755	1,322
JELD-WEN Holding, Inc.*	39,194	631
KB Home	50,468	1,548
Kimball International, Inc., Class B	20,044	232
Knoll, Inc.	29,097	355
LGI Homes, Inc.*	12,744	1,122
Lifetime Brands, Inc.	6,357	43
M/I Homes, Inc.*	15,950	549
Masonite International Corp.*	13,990	1,088
MDC Holdings, Inc.	29,096	1,039
Meritage Homes Corp.*	21,284	1,620
Patrick Industries, Inc.	12,766	782
PGT Innovations, Inc.*	33,143	520
Purple Innovation, Inc.*	8,190	147
Skyline Champion Corp.*	31,117	757
Steelcase, Inc., Class A	48,754	588
Taylor Morrison Home Corp.*	72,172	1,392
TRI Pointe Group, Inc.*	74,134	1,089
Tupperware Brands Corp.	27,863	132
		20,687
Industrial Services – 0.8%
Alta Equipment Group, Inc.*	9,696	75
Applied Industrial Technologies, Inc.	22,083	1,378
CAI International, Inc.*	9,406	157
DXP Enterprises, Inc.*	9,273	185
EVI Industries, Inc.*	3,045	66
H&E Equipment Services, Inc.	18,268	338

EQUITY INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Industrial Services – 0.8%continued
Herc Holdings, Inc.*	13,907	$427
Nesco Holdings, Inc.*	7,432	30
Resideo Technologies, Inc.*	70,824	830
SiteOne Landscape Supply, Inc.*	23,893	2,723
Systemax, Inc.	7,031	144
Team, Inc.*	15,867	88
Textainer Group Holdings Ltd.*	30,615	251
Titan Machinery, Inc.*	10,954	119
Triton International Ltd.	29,208	883
WESCO International, Inc.*	28,033	984
		8,678
Institutional Financial Services – 0.5%
Amerant Bancorp, Inc.*	12,942	195
BGC Partners, Inc., Class A	174,167	477
Cowen, Inc., Class A	15,232	247
Greenhill & Co., Inc.	8,245	82
Houlihan Lokey, Inc.	25,315	1,409
INTL. FCStone, Inc.*	9,366	515
Moelis & Co., Class A	30,190	941
Piper Sandler Cos.	9,945	588
PJT Partners, Inc., Class A	13,450	690
		5,144
Insurance – 2.5%
Ambac Financial Group, Inc.*	25,867	370
American Equity Investment Life Holding Co.	51,865	1,282
AMERISAFE, Inc.	10,871	665
Argo Group International Holdings Ltd.	18,663	650
Benefytt Technologies, Inc.*	6,247	128
BRP Group, Inc., Class A*	11,322	195
Citizens, Inc.*	28,167	169
CNO Financial Group, Inc.	81,955	1,276
Crawford & Co., Class A	8,545	67
Donegal Group, Inc., Class A	6,033	86
eHealth, Inc.*	14,576	1,432
Employers Holdings, Inc.	17,083	515
Enstar Group Ltd.*	6,882	1,051
FBL Financial Group, Inc., Class A	5,683	204
FedNat Holding Co.	7,477	83
Genworth Financial, Inc., Class A*	287,508	664
Global Indemnity Ltd.	4,815	115
Goosehead Insurance, Inc., Class A*	7,382	555
Greenlight Capital Re Ltd., Class A*	16,067	105
GWG Holdings, Inc.*	1,314	10
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Insurance – 2.5%continued
HCI Group, Inc.	3,472	$160
Heritage Insurance Holdings, Inc.	13,960	183
Horace Mann Educators Corp.	23,715	871
James River Group Holdings Ltd.	17,088	769
Kinsale Capital Group, Inc.	11,910	1,849
MBIA, Inc.*	39,716	288
National General Holdings Corp.	39,111	845
National Western Life Group, Inc., Class A	1,467	298
NI Holdings, Inc.*	5,597	83
NMI Holdings, Inc., Class A*	38,382	617
Palomar Holdings, Inc.*	11,040	947
ProAssurance Corp.	31,014	449
ProSight Global, Inc.*	5,061	45
Protective Insurance Corp., Class B	4,905	74
Radian Group, Inc.	109,453	1,698
RLI Corp.	22,691	1,863
Safety Insurance Group, Inc.	8,309	634
Security National Financial Corp., Class A*	5,341	36
Selective Insurance Group, Inc.	33,814	1,783
State Auto Financial Corp.	10,238	183
Third Point Reinsurance Ltd.*	46,050	346
Tiptree, Inc.	14,967	96
Trupanion, Inc.*	16,987	725
United Fire Group, Inc.	11,957	331
United Insurance Holdings Corp.	11,596	91
Universal Insurance Holdings, Inc.	15,973	283
Vericity, Inc.	1,395	15
Watford Holdings Ltd.*	10,119	169
		25,353
Iron & Steel – 0.7%
Allegheny Technologies, Inc.*	73,104	745
Arch Resources, Inc.	8,694	247
Carpenter Technology Corp.	27,211	661
Cleveland-Cliffs, Inc.	224,796	1,241
Commercial Metals Co.	67,934	1,386
Northwest Pipe Co.*	5,621	141
Olympic Steel, Inc.	5,295	62
Ryerson Holding Corp.*	9,285	52
Schnitzer Steel Industries, Inc., Class A	14,802	261
SunCoke Energy, Inc.	47,288	140
TimkenSteel Corp.*	27,297	106
United States Steel Corp.	125,065	903

NORTHERN FUNDS QUARTERLY REPORT     81    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Iron & Steel – 0.7%continued
Warrior Met Coal, Inc.	29,632	$456
Worthington Industries, Inc.	21,193	790
		7,191
Leisure Products – 1.0%
Acushnet Holdings Corp.	19,534	680
Callaway Golf Co.	53,187	931
Camping World Holdings, Inc., Class A	18,839	512
Clarus Corp.	13,483	156
Escalade, Inc.	5,997	84
Fox Factory Holding Corp.*	22,031	1,820
Funko, Inc., Class A*	14,254	83
Johnson Outdoors, Inc., Class A	2,987	272
LCI Industries	14,100	1,621
Malibu Boats, Inc., Class A*	11,865	616
Marine Products Corp.	4,159	58
MasterCraft Boat Holdings, Inc.*	10,350	197
Nautilus, Inc.*	16,949	157
OneWater Marine, Inc., Class A*	2,620	64
Vista Outdoor, Inc.*	33,004	477
Winnebago Industries, Inc.	17,869	1,190
YETI Holdings, Inc.*	42,418	1,812
		10,730
Machinery – 2.2%
Alamo Group, Inc.	5,690	584
Albany International Corp., Class A	17,666	1,037
Altra Industrial Motion Corp.	37,046	1,180
Astec Industries, Inc.	12,681	587
Cactus, Inc., Class A	27,215	561
CIRCOR International, Inc.*	11,230	286
Columbus McKinnon Corp.	13,288	444
CSW Industrials, Inc.	8,040	556
Douglas Dynamics, Inc.	12,739	447
Eastman Kodak Co.*	8,634	19
Enerpac Tool Group Corp.	30,627	539
Federal Signal Corp.	34,329	1,021
Franklin Electric Co., Inc.	26,237	1,378
Gencor Industries, Inc.*	5,124	65
Gorman-Rupp (The) Co.	9,951	309
Graham Corp.	4,935	63
Helios Technologies, Inc.	16,748	624
Hillenbrand, Inc.	42,300	1,145
Hurco Cos., Inc.	3,820	107
Hyster-Yale Materials Handling, Inc.	5,759	223
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Machinery – 2.2%continued
Ichor Holdings Ltd.*	12,668	$337
Intevac, Inc.*	13,200	72
John Bean Technologies Corp.	17,929	1,542
Kadant, Inc.	6,529	651
Kennametal, Inc.	47,477	1,363
Lindsay Corp.	6,124	565
Luxfer Holdings PLC	16,295	231
Manitowoc (The) Co., Inc.*	19,940	217
MTS Systems Corp.	11,421	201
Mueller Water Products, Inc., Class A	89,951	848
NN, Inc.	25,577	121
Ranpak Holdings Corp.*	16,579	123
Rexnord Corp.	60,987	1,778
SPX FLOW, Inc.*	24,325	911
Standex International Corp.	7,113	409
Tennant Co.	10,483	682
Terex Corp.	38,469	722
Welbilt, Inc.*	74,154	452
		22,400
Manufactured Goods – 0.9%
AZZ, Inc.	14,888	511
Chart Industries, Inc.*	20,493	994
Eastern (The) Co.	3,233	58
EnPro Industries, Inc.	11,979	590
Gibraltar Industries, Inc.*	18,645	895
Insteel Industries, Inc.	10,590	202
L B Foster Co., Class A*	5,863	75
Lawson Products, Inc.*	2,450	79
Mayville Engineering Co., Inc.*	4,554	36
Mueller Industries, Inc.	31,980	850
Omega Flex, Inc.	1,698	180
Park-Ohio Holdings Corp.	4,686	78
Proto Labs, Inc.*	15,314	1,722
Raven Industries, Inc.	20,482	441
RBC Bearings, Inc.*	14,087	1,888
Tredegar Corp.	14,705	226
		8,825
Media – 1.7%
AMC Networks, Inc., Class A*	22,161	518
Boingo Wireless, Inc.*	25,110	335
Boston Omaha Corp., Class A*	5,996	96
Cardlytics, Inc.*	14,786	1,035
Cargurus, Inc.*	49,354	1,251

EQUITY INDEX FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Media – 1.7%continued
Cars.com, Inc.*	37,570	$216
Central European Media Enterprises Ltd., Class A*	51,001	181
DHI Group, Inc.*	29,635	62
Endurance International Group Holdings, Inc.*	36,702	148
Entercom Communications Corp., Class A	70,680	98
Entravision Communications Corp., Class A	34,384	49
Eros International PLC*	41,861	132
Eventbrite, Inc., Class A*	36,251	311
EverQuote, Inc., Class A*	8,020	466
EW Scripps (The) Co., Class A	31,341	274
Fluent, Inc.*	26,165	47
Gannett Co., Inc.	76,261	105
Gray Television, Inc.*	50,745	708
Groupon, Inc.*	12,903	234
HealthStream, Inc.*	14,736	326
Hemisphere Media Group, Inc.*	8,588	84
Houghton Mifflin Harcourt Co.*	62,457	113
iHeartMedia, Inc., Class A*	34,265	286
IMAX Corp.*	28,271	317
Liberty Latin America Ltd., Class A*	26,888	261
Liberty Latin America Ltd., Class C*	63,800	602
Liberty TripAdvisor Holdings, Inc., Class A*	40,526	86
LiveXLive Media, Inc.*	18,308	66
Meet Group (The), Inc.*	39,584	247
Meredith Corp.	22,560	328
MSG Networks, Inc., Class A*	22,793	227
National CineMedia, Inc.	34,082	101
QuinStreet, Inc.*	27,050	283
Quotient Technology, Inc.*	49,086	359
Rubicon Project (The), Inc.*	58,907	393
Saga Communications, Inc., Class A	2,271	58
Scholastic Corp.	16,717	501
Shutterstock, Inc.	11,288	395
Sinclair Broadcast Group, Inc., Class A	29,708	548
Stamps.com, Inc.*	9,461	1,738
TechTarget, Inc.*	13,585	408
TEGNA, Inc.	125,485	1,398
Tribune Publishing Co.	9,256	93
TrueCar, Inc.*	59,907	155
Tucows, Inc., Class A*	5,455	313
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Media – 1.7%continued
Upwork, Inc.*	53,023	$766
WideOpenWest, Inc.*	29,951	158
Yelp, Inc.*	39,991	925
		17,801
Medical Equipment & Devices – 4.2%
Accelerate Diagnostics, Inc.*	17,398	264
Accuray, Inc.*	49,581	101
Alpha Pro Tech Ltd.*	7,002	124
Alphatec Holdings, Inc.*	25,407	119
AngioDynamics, Inc.*	21,405	218
Apyx Medical Corp.*	19,268	107
AtriCure, Inc.*	22,290	1,002
Atrion Corp.	814	519
Avanos Medical, Inc.*	27,434	806
Axogen, Inc.*	20,099	186
Axonics Modulation Technologies, Inc.*	17,406	611
Bellerophon Therapeutics, Inc.*	1,979	25
BioLife Solutions, Inc.*	3,965	65
BioSig Technologies, Inc.*	12,091	87
BioTelemetry, Inc.*	19,195	867
Cantel Medical Corp.	21,680	959
Cardiovascular Systems, Inc.*	19,550	617
CareDx, Inc.*	24,482	867
Castle Biosciences, Inc.*	5,859	221
Cerus Corp.*	93,016	614
Chembio Diagnostics, Inc.*	11,210	36
Co-Diagnostics, Inc.*	14,817	287
CONMED Corp.	15,481	1,114
CryoLife, Inc.*	21,425	411
Cutera, Inc.*	9,602	117
CytoSorbents Corp.*	19,847	197
Electromed, Inc.*	3,991	61
Fluidigm Corp.*	39,699	159
FONAR Corp.*	3,602	77
GenMark Diagnostics, Inc.*	38,738	570
Glaukos Corp.*	24,148	928
Harvard Bioscience, Inc.*	21,574	67
iCAD, Inc.*	11,501	115
Inogen, Inc.*	10,396	369
Inspire Medical Systems, Inc.*	14,966	1,302
Integer Holdings Corp.*	18,707	1,367
Invacare Corp.	18,995	121
iRadimed Corp.*	3,303	77

NORTHERN FUNDS QUARTERLY REPORT     83    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Medical Equipment & Devices – 4.2%continued
iRhythm Technologies, Inc.*	15,471	$1,793
Lantheus Holdings, Inc.*	38,315	548
LeMaitre Vascular, Inc.	9,689	256
LivaNova PLC*	27,927	1,344
Luminex Corp.	24,349	792
Meridian Bioscience, Inc.*	24,575	572
Merit Medical Systems, Inc.*	30,969	1,414
Milestone Scientific, Inc.*	20,125	39
Misonix, Inc.*	8,182	111
Myriad Genetics, Inc.*	40,140	455
NanoString Technologies, Inc.*	21,601	634
Natera, Inc.*	39,886	1,989
Natus Medical, Inc.*	19,148	418
Nemaura Medical, Inc.*	3,823	35
Neogen Corp.*	30,170	2,341
Nevro Corp.*	19,200	2,294
NuVasive, Inc.*	29,272	1,629
Nymox Pharmaceutical Corp.*	22,645	80
OraSure Technologies, Inc.*	35,730	416
Orthofix Medical, Inc.*	10,638	340
OrthoPediatrics Corp.*	6,819	298
Pacific Biosciences of California, Inc.*	84,450	291
PAVmed, Inc.*	20,402	43
Precision BioSciences, Inc.*	26,062	217
Pulse Biosciences, Inc.*	7,809	82
Quanterix Corp.*	10,826	297
Quotient Ltd.*	34,557	256
Repro-Med Systems, Inc.*	13,958	125
Retractable Technologies, Inc.*	7,646	54
RTI Surgical Holdings, Inc.*	34,684	110
SeaSpine Holdings Corp.*	14,938	156
Shockwave Medical, Inc.*	15,228	721
Sientra, Inc.*	26,345	102
Silk Road Medical, Inc.*	18,152	760
Soleno Therapeutics, Inc.*	19,121	42
Soliton, Inc.*	2,639	21
STAAR Surgical Co.*	25,793	1,587
Stereotaxis, Inc.*	25,258	113
Surmodics, Inc.*	7,504	324
Tactile Systems Technology, Inc.*	10,632	441
Utah Medical Products, Inc.	1,972	175
Varex Imaging Corp.*	21,445	325
Venus Concept, Inc.*	10,332	36
Veracyte, Inc.*	28,583	740
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Medical Equipment & Devices – 4.2%continued
Vericel Corp.*	25,973	$359
ViewRay, Inc.*	65,505	147
Wright Medical Group N.V.*	73,583	2,187
Zynex, Inc.*	9,485	236
		43,499
Metals & Mining – 0.8%
Alcoa Corp.*	107,008	1,203
A-Mark Precious Metals, Inc.*	2,820	54
Arconic Corp.*	56,867	792
Caledonia Mining Corp. PLC	6,364	110
Century Aluminum Co.*	29,581	211
Coeur Mining, Inc.*	138,541	704
Compass Minerals International, Inc.	19,673	959
Encore Wire Corp.	11,528	563
Energy Fuels, Inc.*	66,216	100
Ferroglobe Representation & Warranty Insurance Trust(1) *	38,340	—
Gold Resource Corp.	38,186	157
Hecla Mining Co.	299,441	979
Kaiser Aluminum Corp.	8,951	659
Livent Corp.*	82,846	510
Novagold Resources, Inc.*	135,843	1,247
Uranium Energy Corp.*	105,873	93
		8,341
Oil, Gas & Coal – 2.0%
Adams Resources & Energy, Inc.	1,205	32
Advanced Emissions Solutions, Inc.	9,652	47
Antero Resources Corp.*	138,158	351
Archrock, Inc.	73,262	475
Berry Corp.	39,082	189
Bonanza Creek Energy, Inc.*	11,091	164
Brigham Minerals, Inc., Class A	17,767	219
California Resources Corp.*	23,689	29
ChampionX Corp.*	106,119	1,036
Chesapeake Energy Corp.*	5,463	27
Clean Energy Fuels Corp.*	76,116	169
CNX Resources Corp.*	106,268	919
Comstock Resources, Inc.*	11,081	49
CONSOL Energy, Inc.*	15,043	76
Contango Oil & Gas Co.*	50,744	116
CVR Energy, Inc.	16,967	341
Delek U.S. Holdings, Inc.	35,607	620
DMC Global, Inc.	8,242	228
Dril-Quip, Inc.*	19,945	594

EQUITY INDEX FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Oil, Gas & Coal – 2.0%continued
Earthstone Energy, Inc., Class A*	14,084	$40
Evolution Petroleum Corp.	14,092	39
Exterran Corp.*	15,908	86
Falcon Minerals Corp.	22,962	74
Frank's International N.V.*	88,047	196
Goodrich Petroleum Corp.*	5,580	40
Gulfport Energy Corp.*	92,042	100
Helix Energy Solutions Group, Inc.*	79,875	277
Kosmos Energy Ltd.	229,634	381
Liberty Oilfield Services, Inc., Class A	35,708	196
Magnolia Oil & Gas Corp., Class A*	70,960	430
Matador Resources Co.*	63,531	540
Matrix Service Co.*	14,469	141
Montage Resources Corp.*	12,151	48
MRC Global, Inc.*	45,622	270
Murphy U.S.A., Inc.*	15,779	1,777
Nabors Industries Ltd.	3,874	143
NACCO Industries, Inc., Class A	2,336	54
National Energy Services Reunited Corp.*	11,905	82
Newpark Resources, Inc.*	51,679	115
NextDecade Corp.*	14,833	32
NexTier Oilfield Solutions, Inc.*	93,712	230
NOW, Inc.*	63,146	545
Oceaneering International, Inc.*	56,116	359
Oil States International, Inc.*	35,122	167
Ovintiv, Inc.	149,556	1,428
Par Pacific Holdings, Inc.*	22,633	203
Patterson-UTI Energy, Inc.	104,428	362
PBF Energy, Inc., Class A	55,138	565
PDC Energy, Inc.*	57,554	716
Peabody Energy Corp.	37,457	108
Penn Virginia Corp.*	7,907	75
PrimeEnergy Resources Corp.*	304	22
ProPetro Holding Corp.*	46,725	240
Range Resources Corp.	122,191	688
RPC, Inc.*	33,757	104
Select Energy Services, Inc., Class A*	34,807	171
SM Energy Co.	63,169	237
Solaris Oilfield Infrastructure, Inc., Class A	16,064	119
Southwestern Energy Co.*	310,152	794
Talos Energy, Inc.*	6,105	56
Tellurian, Inc.*	81,419	94
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Oil, Gas & Coal – 2.0%continued
Thermon Group Holdings, Inc.*	18,593	$271
Tidewater, Inc.*	22,617	126
Transocean Ltd.*	333,823	611
US Silica Holdings, Inc.	43,229	156
W&T Offshore, Inc.*	53,168	121
Whiting Petroleum Corp.*	53,705	61
World Fuel Services Corp.	35,644	918
		20,289
Passenger Transportation – 0.3%
Allegiant Travel Co.	7,494	818
Bristow Group, Inc.*	3,911	54
Hawaiian Holdings, Inc.	26,145	367
Mesa Air Group, Inc.*	15,025	52
SkyWest, Inc.	28,323	924
Spirit Airlines, Inc.*	49,471	881
Universal Logistics Holdings, Inc.	3,958	69
		3,165
Real Estate – 0.6%
American Realty Investors, Inc.*	1,627	15
CTO Realty Growth, Inc.	2,533	100
Cushman & Wakefield PLC*	63,181	787
eXp World Holdings, Inc.*	13,619	232
FRP Holdings, Inc.*	3,968	161
Griffin Industrial Realty, Inc.	1,491	81
Legacy Housing Corp.*	4,741	67
Marcus & Millichap, Inc.*	13,561	391
Maui Land & Pineapple Co., Inc.*	3,569	40
McGrath RentCorp	13,692	740
Newmark Group, Inc., Class A	81,725	397
RE/MAX Holdings, Inc., Class A	10,159	319
Realogy Holdings Corp.	64,874	481
Redfin Corp.*	54,870	2,300
RMR Group (The), Inc., Class A	8,675	256
Stratus Properties, Inc.*	3,302	65
		6,432
Real Estate Investment Trusts – 7.4%
Acadia Realty Trust	48,854	634
Agree Realty Corp.	30,459	2,001
Alexander & Baldwin, Inc.	41,162	502
Alexander's, Inc.	1,244	300
Alpine Income Property Trust, Inc.	3,865	63
American Assets Trust, Inc.	28,762	801
American Finance Trust, Inc.	62,463	496

NORTHERN FUNDS QUARTERLY REPORT     85    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts – 7.4%continued
Anworth Mortgage Asset Corp.	56,397	$96
Apollo Commercial Real Estate Finance, Inc.	88,981	873
Arbor Realty Trust, Inc.	58,961	545
Ares Commercial Real Estate Corp.	18,086	165
Arlington Asset Investment Corp., Class A	20,678	61
Armada Hoffler Properties, Inc.	32,678	325
ARMOUR Residential REIT, Inc.	36,475	342
Blackstone Mortgage Trust, Inc., Class A	78,828	1,899
Bluerock Residential Growth REIT, Inc.	13,686	111
BRT Apartments Corp.	5,693	62
Capstead Mortgage Corp.	53,550	294
CareTrust REIT, Inc.	55,017	944
CatchMark Timber Trust, Inc., Class A	28,231	250
Chatham Lodging Trust	25,522	156
Cherry Hill Mortgage Investment Corp.	7,946	72
Chimera Investment Corp.	109,737	1,055
CIM Commercial Trust Corp.	5,844	63
City Office REIT, Inc.	26,892	270
Clipper Realty, Inc.	8,496	69
Colony Capital, Inc.	277,594	666
Colony Credit Real Estate, Inc.	48,139	338
Columbia Property Trust, Inc.	65,500	861
Community Healthcare Trust, Inc.	12,051	493
CoreCivic, Inc.	68,535	641
CorEnergy Infrastructure Trust, Inc.	7,668	70
CorePoint Lodging, Inc.	23,382	98
DiamondRock Hospitality Co.	114,034	631
Diversified Healthcare Trust	134,810	597
Dynex Capital, Inc.	12,663	181
Easterly Government Properties, Inc.	43,154	998
EastGroup Properties, Inc.	22,110	2,622
Ellington Financial, Inc.	23,895	281
Ellington Residential Mortgage REIT	5,165	53
Essential Properties Realty Trust, Inc.	52,021	772
Farmland Partners, Inc.	15,777	108
Four Corners Property Trust, Inc.	40,526	989
Franklin Street Properties Corp.	59,149	301
Front Yard Residential Corp.	28,247	246
GEO Group (The), Inc.	67,502	799
Getty Realty Corp.	19,364	575
Gladstone Commercial Corp.	19,268	361
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts – 7.4%continued
Gladstone Land Corp.	10,953	$174
Global Medical REIT, Inc.	23,535	267
Global Net Lease, Inc.	51,657	864
Granite Point Mortgage Trust, Inc.	30,932	222
Great Ajax Corp.	11,772	108
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,432	1,151
Healthcare Realty Trust, Inc.	77,352	2,266
Hersha Hospitality Trust	18,518	107
Independence Realty Trust, Inc.	54,308	624
Industrial Logistics Properties Trust	37,283	766
Innovative Industrial Properties, Inc.	9,510	837
Invesco Mortgage Capital, Inc.	105,863	396
Investors Real Estate Trust	6,977	492
iStar, Inc.	42,475	523
Jernigan Capital, Inc.	12,618	173
Kite Realty Group Trust	47,134	544
KKR Real Estate Finance Trust, Inc.	16,336	271
Ladder Capital Corp.	59,630	483
Lexington Realty Trust	146,496	1,545
LTC Properties, Inc.	22,226	837
Macerich (The) Co.	81,151	728
Mack-Cali Realty Corp.	52,040	796
MFA Financial, Inc.	259,452	646
Monmouth Real Estate Investment Corp.	54,037	783
National Health Investors, Inc.	24,612	1,494
National Storage Affiliates Trust	35,440	1,016
New Senior Investment Group, Inc.	46,735	169
New York Mortgage Trust, Inc.	217,807	568
NexPoint Residential Trust, Inc.	12,512	442
Office Properties Income Trust	27,076	703
One Liberty Properties, Inc.	9,060	160
Orchid Island Capital, Inc.	38,008	179
Pebblebrook Hotel Trust	74,665	1,020
PennyMac Mortgage Investment Trust	57,028	1,000
Physicians Realty Trust	116,263	2,037
Piedmont Office Realty Trust, Inc., Class A	72,233	1,200
Plymouth Industrial REIT, Inc.	8,424	108
PotlatchDeltic Corp.	37,541	1,428
Preferred Apartment Communities, Inc., Class A	28,071	213
PS Business Parks, Inc.	11,508	1,524
QTS Realty Trust, Inc., Class A	34,370	2,203

EQUITY INDEX FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts – 7.4%continued
Ready Capital Corp.	21,043	$183
Redwood Trust, Inc.	65,839	461
Retail Opportunity Investments Corp.	64,988	736
Retail Properties of America, Inc., Class A	122,638	898
Retail Value, Inc.	9,428	116
RLJ Lodging Trust	93,868	886
RPT Realty	46,654	325
Ryman Hospitality Properties, Inc.	28,852	998
Sabra Health Care REIT, Inc.	117,503	1,696
Safehold, Inc.	9,895	569
Saul Centers, Inc.	6,657	215
Seritage Growth Properties, Class A*	19,366	221
Service Properties Trust	93,765	665
SITE Centers Corp.	87,601	710
STAG Industrial, Inc.	85,755	2,514
Summit Hotel Properties, Inc.	59,046	350
Sunstone Hotel Investors, Inc.	122,981	1,002
Tanger Factory Outlet Centers, Inc.	51,373	366
Terreno Realty Corp.	38,155	2,008
TPG RE Finance Trust, Inc.	34,281	295
Transcontinental Realty Investors, Inc.*	612	18
Two Harbors Investment Corp.	156,550	789
UMH Properties, Inc.	20,452	264
Uniti Group, Inc.	110,519	1,033
Universal Health Realty Income Trust	7,273	578
Urban Edge Properties	66,563	790
Urstadt Biddle Properties, Inc., Class A	16,472	196
Washington Real Estate Investment Trust	47,309	1,050
Western Asset Mortgage Capital Corp.	30,450	83
Whitestone REIT	23,255	169
Xenia Hotels & Resorts, Inc.	64,107	598
		76,979
Recreational Facilities & Services – 0.2%
AMC Entertainment Holdings, Inc., Class A	29,295	126
Cinemark Holdings, Inc.	61,128	706
Liberty Media Corp.-Liberty Braves, Class A*	5,887	118
Liberty Media Corp.-Liberty Braves, Class C*	20,570	406
Marcus (The) Corp.	12,892	171
OneSpaWorld Holdings Ltd.	26,736	128
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Recreational Facilities & Services – 0.2%continued
RCI Hospitality Holdings, Inc.	4,998	$69
SeaWorld Entertainment, Inc.*	29,061	430
		2,154
Renewable Energy – 0.7%
Ameresco, Inc., Class A*	13,942	387
American Superconductor Corp.*	12,664	103
EnerSys	24,292	1,564
FuelCell Energy, Inc.*	121,401	274
FutureFuel Corp.	15,255	182
Green Plains, Inc.*	19,878	203
Plug Power, Inc.*	185,291	1,521
Renewable Energy Group, Inc.*	21,808	540
REX American Resources Corp.*	3,264	227
Sunnova Energy International, Inc.*	18,636	318
SunPower Corp.*	44,259	339
Sunrun, Inc.*	66,413	1,310
TPI Composites, Inc.*	17,321	405
Ultralife Corp.*	5,150	36
Vivint Solar, Inc.*	28,032	278
		7,687
Retail - Consumer Staples – 0.6%
Big Lots, Inc.	22,538	947
BJ's Wholesale Club Holdings, Inc.*	78,327	2,919
Ingles Markets, Inc., Class A	8,344	359
Natural Grocers by Vitamin Cottage, Inc.	4,676	70
OptimizeRx Corp.*	8,606	112
PriceSmart, Inc.	13,009	785
Rite Aid Corp.*	31,376	535
SpartanNash Co.	20,161	428
Village Super Market, Inc., Class A	4,614	128
Weis Markets, Inc.	5,330	267
		6,550
Retail - Discretionary – 3.1%
1-800-Flowers.com, Inc., Class A*	14,367	288
Abercrombie & Fitch Co., Class A	35,168	374
American Eagle Outfitters, Inc.	86,257	940
America's Car-Mart, Inc.*	3,497	307
Asbury Automotive Group, Inc.*	10,943	846
Aspen Aerogels, Inc.*	11,652	77
At Home Group, Inc.*	26,835	174
Avis Budget Group, Inc.*	30,091	689
Beacon Roofing Supply, Inc.*	31,452	829

NORTHERN FUNDS QUARTERLY REPORT     87    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Retail - Discretionary – 3.1%continued
Bed Bath & Beyond, Inc.	72,533	$769
BMC Stock Holdings, Inc.*	38,443	966
Boot Barn Holdings, Inc.*	16,174	349
Buckle (The), Inc.	16,372	257
Builders FirstSource, Inc.*	66,139	1,369
Caleres, Inc.	22,371	187
Cato (The) Corp., Class A	12,441	102
Chico's FAS, Inc.	71,503	99
Children's Place (The), Inc.	8,032	301
Citi Trends, Inc.	6,259	127
Conn's, Inc.*	10,420	105
Container Store Group (The), Inc.*	9,613	31
Designer Brands, Inc., Class A	35,573	241
Dillard's, Inc., Class A	4,312	111
Duluth Holdings, Inc., Class B*	6,331	47
Envela Corp.*	4,535	28
Ethan Allen Interiors, Inc.	13,189	156
Express, Inc.*	38,462	59
Foundation Building Materials, Inc.*	11,648	182
Freshpet, Inc.*	22,143	1,852
Gaia, Inc.*	7,560	63
GameStop Corp., Class A*	32,745	142
Genesco, Inc.*	8,221	178
GMS, Inc.*	23,800	585
Group 1 Automotive, Inc.	10,020	661
GrowGeneration Corp.*	16,378	112
Guess?, Inc.	24,880	241
Haverty Furniture Cos., Inc.	9,901	158
Hertz Global Holdings, Inc.*	55,106	78
Hibbett Sports, Inc.*	9,134	191
Hudson Ltd., Class A*	22,930	112
Lands' End, Inc.*	5,966	48
La-Z-Boy, Inc.	25,492	690
Liquidity Services, Inc.*	15,514	92
Lithia Motors, Inc., Class A	12,621	1,910
Lovesac (The) Co.*	5,079	133
Lumber Liquidators Holdings, Inc.*	16,004	222
Macy's, Inc.	178,612	1,229
MarineMax, Inc.*	11,923	267
Michaels (The) Cos., Inc.*	42,383	300
Monro, Inc.	18,859	1,036
National Vision Holdings, Inc.*	46,002	1,404
Office Depot, Inc.	299,011	703
Overstock.com, Inc.*	22,983	653
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Retail - Discretionary – 3.1%continued
PetIQ, Inc.*	11,721	$408
PetMed Express, Inc.	10,978	391
RealReal (The), Inc.*	35,629	456
RH*	9,546	2,376
Rush Enterprises, Inc., Class A	15,471	641
Rush Enterprises, Inc., Class B	2,455	87
Sally Beauty Holdings, Inc.*	64,520	808
Shoe Carnival, Inc.	5,499	161
Signet Jewelers Ltd.	29,460	303
Sleep Number Corp.*	15,484	645
Sonic Automotive, Inc., Class A	13,826	441
Sportsman's Warehouse Holdings, Inc.*	24,036	342
Stitch Fix, Inc., Class A*	32,128	801
Tilly's, Inc., Class A	12,267	70
Urban Outfitters, Inc.*	39,458	601
US Auto Parts Network, Inc.*	12,113	105
Vera Bradley, Inc.*	10,613	47
Winmark Corp.	1,684	288
Zumiez, Inc.*	11,974	328
		32,369
Semiconductors – 2.9%
Alpha & Omega Semiconductor Ltd.*	10,992	120
Ambarella, Inc.*	18,884	865
Amkor Technology, Inc.*	57,132	703
Atomera, Inc.*	8,132	73
Axcelis Technologies, Inc.*	18,833	525
AXT, Inc.*	22,111	105
Brooks Automation, Inc.	41,491	1,836
Cabot Microelectronics Corp.	16,585	2,314
CEVA, Inc.*	12,602	472
Cohu, Inc.	23,901	414
CTS Corp.	18,510	371
Diodes, Inc.*	24,192	1,227
DSP Group, Inc.*	12,540	199
FormFactor, Inc.*	43,548	1,277
GSI Technology, Inc.*	10,140	73
II-VI, Inc.*	51,636	2,438
Impinj, Inc.*	9,691	266
Intellicheck, Inc.*	9,076	69
Lattice Semiconductor Corp.*	76,857	2,182
MACOM Technology Solutions Holdings, Inc.*	26,844	922
MaxLinear, Inc.*	38,456	825

EQUITY INDEX FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Semiconductors – 2.9%continued
NeoPhotonics Corp.*	27,542	$245
NVE Corp.	2,754	170
Onto Innovation, Inc.*	27,336	931
Photronics, Inc.*	36,021	401
Pixelworks, Inc.*	21,446	69
Power Integrations, Inc.	16,844	1,990
Rambus, Inc.*	64,734	984
Semtech Corp.*	36,890	1,926
Silicon Laboratories, Inc.*	24,758	2,482
SiTime Corp.*	2,986	142
Synaptics, Inc.*	19,424	1,168
Ultra Clean Holdings, Inc.*	22,466	508
Veeco Instruments, Inc.*	27,681	373
Vishay Intertechnology, Inc.	76,034	1,161
		29,826
Software – 6.3%
1Life Healthcare, Inc.*	12,192	443
ACI Worldwide, Inc.*	65,525	1,769
Agilysys, Inc.*	10,371	186
Akerna Corp.*	5,042	44
Allscripts Healthcare Solutions, Inc.*	93,246	631
Altair Engineering, Inc., Class A*	24,004	954
American Software, Inc., Class A	17,338	273
Appfolio, Inc., Class A*	9,140	1,487
Appian Corp.*	18,779	962
Asure Software, Inc.*	7,621	49
Avaya Holdings Corp.*	53,019	655
Avid Technology, Inc.*	18,247	133
Bandwidth, Inc., Class A*	10,972	1,393
Benefitfocus, Inc.*	17,086	184
Blackbaud, Inc.	28,243	1,612
Blackline, Inc.*	28,688	2,379
Bottomline Technologies DE, Inc.*	24,884	1,263
Box, Inc., Class A*	84,343	1,751
Brightcove, Inc.*	22,965	181
Calix, Inc.*	27,483	410
Cerence, Inc.*	21,017	858
ChannelAdvisor Corp.*	15,686	248
Cloudera, Inc.*	117,136	1,490
CommVault Systems, Inc.*	23,708	918
Computer Programs and Systems, Inc.	7,267	166
Cornerstone OnDemand, Inc.*	34,630	1,335
Daily Journal Corp.*	644	174
Digi International, Inc.*	15,766	184
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Software – 6.3%continued
Digital Turbine, Inc.*	47,089	$592
Domo, Inc., Class B*	14,563	469
Donnelley Financial Solutions, Inc.*	17,179	144
Ebix, Inc.	15,043	336
eGain Corp.*	12,265	136
Envestnet, Inc.*	30,352	2,232
Evolent Health, Inc., Class A*	42,130	300
ForeScout Technologies, Inc.*	27,463	582
GlobalSCAPE, Inc.	8,185	80
Glu Mobile, Inc.*	74,097	687
GTY Technology Holdings, Inc.*	26,702	111
Health Catalyst, Inc.*	18,433	538
Immersion Corp.*	9,861	61
Inovalon Holdings, Inc., Class A*	42,172	812
Intelligent Systems Corp.*	4,249	145
J2 Global, Inc.*	26,548	1,678
Limelight Networks, Inc.*	65,656	483
LivePerson, Inc.*	34,843	1,444
Majesco*	4,436	35
MicroStrategy, Inc., Class A*	4,450	526
Mimecast Ltd.*	32,259	1,344
Mitek Systems, Inc.*	22,403	215
MobileIron, Inc.*	55,728	275
Model N, Inc.*	19,490	678
NantHealth, Inc.*	15,483	71
NextGen Healthcare, Inc.*	31,144	342
Omnicell, Inc.*	24,280	1,715
OneSpan, Inc.*	19,116	534
Park City Group, Inc.*	6,982	30
PDF Solutions, Inc.*	16,533	323
Phreesia, Inc.*	16,317	461
Ping Identity Holding Corp.*	9,113	292
Progress Software Corp.	25,510	989
PROS Holdings, Inc.*	22,433	997
Q2 Holdings, Inc.*	28,353	2,432
QAD, Inc., Class A	6,702	277
Qualys, Inc.*	19,466	2,025
Rapid7, Inc.*	28,785	1,469
Red Violet, Inc.*	3,693	65
Rosetta Stone, Inc.*	13,355	225
Sailpoint Technologies Holdings, Inc.*	50,314	1,332
Sapiens International Corp. N.V.	14,653	410
Schrodinger, Inc.*	7,832	717
SeaChange International, Inc.*	17,194	26

NORTHERN FUNDS QUARTERLY REPORT     89    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Software – 6.3%continued
SecureWorks Corp., Class A*	4,725	$54
Simulations Plus, Inc.	7,205	431
Smith Micro Software, Inc.*	19,081	85
Sprout Social, Inc., Class A*	4,532	122
SPS Commerce, Inc.*	20,087	1,509
SVMK, Inc.*	68,186	1,605
SWK Holdings Corp.*	2,015	24
Synchronoss Technologies, Inc.*	22,682	80
Tabula Rasa HealthCare, Inc.*	11,704	641
Tenable Holdings, Inc.*	34,762	1,036
Upland Software, Inc.*	13,039	453
Varonis Systems, Inc.*	17,814	1,576
Verint Systems, Inc.*	36,627	1,655
Veritone, Inc.*	13,119	195
Verra Mobility Corp.*	76,446	786
VirnetX Holding Corp.	37,011	241
Workiva, Inc.*	21,935	1,173
Xperi Holding Corp.	61,312	905
Yext, Inc.*	57,746	959
Zuora, Inc., Class A*	55,747	711
		65,008
Specialty Finance – 1.7%
Altisource Portfolio Solutions S.A.*	2,248	33
Atlanticus Holdings Corp.*	2,898	30
Broadmark Realty Capital, Inc.	73,514	696
Cardtronics PLC, Class A*	20,584	494
Cass Information Systems, Inc.	8,038	314
Curo Group Holdings Corp.	10,435	85
Encore Capital Group, Inc.*	18,005	615
Enova International, Inc.*	16,743	249
Essent Group Ltd.	62,046	2,250
Evo Payments, Inc., Class A*	23,407	534
EZCORP, Inc., Class A*	26,671	168
Federal Agricultural Mortgage Corp., Class C	5,249	336
FirstCash, Inc.	23,229	1,567
GATX Corp.	19,906	1,214
General Finance Corp.*	5,844	39
Green Dot Corp., Class A*	29,110	1,429
GreenSky, Inc., Class A*	35,464	174
I3 Verticals, Inc., Class A*	8,549	259
International Money Express, Inc.*	7,556	94
Investors Title Co.	711	86
LendingClub Corp.*	38,632	176
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Specialty Finance – 1.7%continued
Marlin Business Services Corp.	4,756	$40
MMA Capital Holdings, Inc.*	2,872	66
MoneyGram International, Inc.*	35,471	114
Mr Cooper Group, Inc.*	43,999	547
Navient Corp.	109,460	769
Nelnet, Inc., Class A	10,005	478
Oportun Financial Corp.*	11,094	149
Paysign, Inc.*	17,572	171
PennyMac Financial Services, Inc.	26,566	1,110
PRA Group, Inc.*	25,984	1,005
Premier Financial Corp.	21,031	372
Regional Management Corp.*	4,690	83
Repay Holdings Corp.*	20,939	516
Stewart Information Services Corp.	13,203	429
Walker & Dunlop, Inc.	16,173	822
Willis Lease Finance Corp.*	1,711	42
World Acceptance Corp.*	2,822	185
		17,740
Technology Services – 1.6%
comScore, Inc.*	33,330	103
Conduent, Inc.*	94,186	225
CSG Systems International, Inc.	18,640	772
EVERTEC, Inc.	34,445	968
ExlService Holdings, Inc.*	19,274	1,222
ICF International, Inc.	10,306	668
Insight Enterprises, Inc.*	19,833	976
LiveRamp Holdings, Inc.*	37,491	1,592
ManTech International Corp., Class A	15,536	1,064
Mastech Digital, Inc.*	2,254	58
MAXIMUS, Inc.	34,989	2,465
NIC, Inc.	37,330	857
PAE, Inc.*	33,748	323
Parsons Corp.*	12,930	469
Perficient, Inc.*	18,624	666
Perspecta, Inc.	79,562	1,848
PFSweb, Inc.*	8,026	54
Priority Technology Holdings, Inc.*	6,494	17
Rimini Street, Inc.*	12,907	66
ServiceSource International, Inc.*	49,706	79
StarTek, Inc.*	8,886	45
Sykes Enterprises, Inc.*	22,360	618
TTEC Holdings, Inc.	10,373	483
Unisys Corp.*	35,369	386

EQUITY INDEX FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Technology Services – 1.6%continued
Value Line, Inc.	669	$18
Virtusa Corp.*	16,350	531
		16,573
Telecom – 0.9%
8x8, Inc.*	58,068	929
Alaska Communications Systems Group, Inc.	30,247	84
ATN International, Inc.	6,406	388
Cambium Networks Corp.*	3,162	23
Cincinnati Bell, Inc.*	28,164	418
Cogent Communications Holdings, Inc.	24,329	1,882
Consolidated Communications Holdings, Inc.*	41,038	278
Gogo, Inc.*	32,222	102
GTT Communications, Inc.*	18,151	148
HC2 Holdings, Inc.*	25,020	84
IDT Corp., Class B*	7,960	52
Iridium Communications, Inc.*	67,294	1,712
KVH Industries, Inc.*	8,845	79
Loral Space & Communications, Inc.	7,569	148
Ooma, Inc.*	11,780	194
ORBCOMM, Inc.*	41,774	161
Shenandoah Telecommunications Co.	27,572	1,359
Spok Holdings, Inc.	10,067	94
Vonage Holdings Corp.*	132,438	1,332
Zix Corp.*	32,312	223
		9,690
Transportation & Logistics – 1.4%
Air Transport Services Group, Inc.*	33,304	742
ArcBest Corp.	14,642	388
Ardmore Shipping Corp.	17,774	77
Atlas Air Worldwide Holdings, Inc.*	14,713	633
Costamare, Inc.	29,573	164
Covenant Transportation Group, Inc., Class A*	7,382	107
CryoPort, Inc.*	19,154	579
Daseke, Inc.*	25,870	102
DHT Holdings, Inc.	63,812	327
Diamond S Shipping, Inc.*	15,752	126
Dorian LPG Ltd.*	19,725	153
Eagle Bulk Shipping, Inc.*	25,046	55
Echo Global Logistics, Inc.*	15,297	331
Forward Air Corp.	15,853	790
Frontline Ltd.	67,392	470
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Transportation & Logistics – 1.4%continued
Genco Shipping & Trading Ltd.	9,745	$61
Golar LNG Ltd.*	52,815	382
Heartland Express, Inc.	25,777	537
Hub Group, Inc., Class A*	18,745	897
International Seaways, Inc.	13,843	226
Marten Transport Ltd.	22,378	563
Matson, Inc.	24,269	706
Mobile Mini, Inc.	25,012	738
Nordic American Tankers Ltd.	82,376	334
Overseas Shipholding Group, Inc., Class A*	37,401	70
P.A.M. Transportation Services, Inc.*	1,148	35
Pangaea Logistics Solutions Ltd.	6,049	15
Radiant Logistics, Inc.*	23,522	92
Safe Bulkers, Inc.*	29,451	36
Saia, Inc.*	15,024	1,670
Scorpio Bulkers, Inc.	3,507	54
Scorpio Tankers, Inc.	29,208	374
SEACOR Holdings, Inc.*	10,999	312
SFL Corp. Ltd.	53,172	494
US Xpress Enterprises, Inc., Class A*	13,137	79
Werner Enterprises, Inc.	34,839	1,517
		14,236
Transportation Equipment – 0.3%
Blue Bird Corp.*	9,133	137
Greenbrier (The) Cos., Inc.	18,311	417
Meritor, Inc.*	39,627	785
Navistar International Corp.*	28,753	811
REV Group, Inc.	16,431	100
Shyft Group (The), Inc.	19,126	322
Wabash National Corp.	30,169	320
Workhorse Group, Inc.*	36,136	628
		3,520
Utilities – 3.4%
ALLETE, Inc.	29,792	1,627
American States Water Co.	21,085	1,658
Artesian Resources Corp., Class A	4,679	170
Atlantic Power Corp.*	51,618	103
Avista Corp.	38,467	1,400
Black Hills Corp.	35,935	2,036
California Water Service Group	27,850	1,328
Chesapeake Utilities Corp.	9,203	773
Clearway Energy, Inc., Class A	19,857	416
Clearway Energy, Inc., Class C	45,691	1,054

NORTHERN FUNDS QUARTERLY REPORT     91    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Utilities – 3.4%continued
Consolidated Water Co. Ltd.	8,439	$122
El Paso Electric Co.	23,345	1,564
Genie Energy Ltd., Class B	8,034	59
Global Water Resources, Inc.	7,754	82
MGE Energy, Inc.	20,052	1,294
Middlesex Water Co.	9,847	661
New Jersey Resources Corp.	54,616	1,783
Northwest Natural Holding Co.	17,405	971
NorthWestern Corp.	29,077	1,585
ONE Gas, Inc.	29,955	2,308
Ormat Technologies, Inc.	22,879	1,453
Otter Tail Corp.	22,863	887
PICO Holdings, Inc.*	8,932	75
PNM Resources, Inc.	45,244	1,739
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Portland General Electric Co.	51,454	2,151
Pure Cycle Corp.*	11,213	103
RGC Resources, Inc.	4,263	103
SJW Group	15,201	944
South Jersey Industries, Inc.	53,191	1,329
Southwest Gas Holdings, Inc.	31,579	2,181
Spark Energy, Inc., Class A	6,444	46
Spire, Inc.	28,701	1,886
TerraForm Power, Inc., Class A	50,164	925
Unitil Corp.	8,271	371
York Water (The) Co.	7,276	349
		35,536
Waste & Environment Services & Equipment – 0.9%
Advanced Disposal Services, Inc.*	42,247	1,275
Casella Waste Systems, Inc., Class A*	26,387	1,375
CECO Environmental Corp.*	16,624	109
Covanta Holding Corp.	67,038	643
Energy Recovery, Inc.*	21,086	160
ESCO Technologies, Inc.	14,645	1,238
Evoqua Water Technologies Corp.*	49,019	912
Harsco Corp.*	44,197	597
Heritage-Crystal Clean, Inc.*	8,564	149
Sharps Compliance Corp.*	8,207	58
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Waste & Environment Services & Equipment – 0.9%continued
Tetra Tech, Inc.	30,799	$2,437
US Ecology, Inc.	17,760	602
		9,555
Total Common Stocks
(Cost $805,044)		1,014,408

PREFERRED STOCKS – 0.0%
Industrial Other – 0.0%
WESCO International, Inc.(2) *	1	—
Total Preferred Stocks
(Cost $—)		—

RIGHTS – 0.0%
Biotechnology & Pharmaceuticals – 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	3,681	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(3) *	5,175	39
		39
Total Rights
(Cost $40)		39

OTHER – 0.0%(1)
Escrow Calamos Management, Inc.*	9,919	—
Escrow DLB Oil & Gas*	1,200	—
Escrow Position PetroCorp*	420	—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(4) (5)	22,635,784	22,636
Total Investment Companies
(Cost $22,636)		22,636

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Inc.*	249	$1
Total Warrants
(Cost $—)		1

EQUITY INDEX FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 2.21%, 7/16/20(6) (7)	$2,155	$2,155
	Total Short-Term Investments
	(Cost $2,155)	2,155

	Total Investments – 100.4%
	(Cost $829,875)	1,039,239
	Liabilities less Other Assets – (0.4%)	(4,138)
	NET ASSETS – 100.0%	$1,035,101

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Value rounds to less than one thousand.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2020 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	321	$23,073	Long	09/20	$928
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.5%
Consumer Discretionary	11.8
Consumer Staples	3.3
Energy	2.3
Financials	16.3
Health Care	20.6
Industrials	14.5
Information Technology	14.1
Materials	4.0
Real Estate	7.0
Utilities	3.6
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,014,408	$—	$—	$1,014,408
Rights(1)	—	—	39	39
Investment Companies	22,636	—	—	22,636
Warrants	1	—	—	1
Short-Term Investments	—	2,155	—	2,155
Total Investments	$1,037,045	$2,155	$39	$1,039,239
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$928	$—	$—	$928

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,226	$95,699	$78,289	$5	$22,636	22,635,784
NORTHERN FUNDS QUARTERLY REPORT     93    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%
Aerospace & Defense – 1.7%
Boeing (The) Co.	185,989	$34,092
General Dynamics Corp.	80,577	12,043
Howmet Aerospace, Inc.	133,065	2,109
Huntington Ingalls Industries, Inc.	14,029	2,448
L3Harris Technologies, Inc.	74,876	12,704
Lockheed Martin Corp.	85,660	31,259
Northrop Grumman Corp.	53,780	16,534
Raytheon Technologies Corp.	510,208	31,439
Teledyne Technologies, Inc.*	12,707	3,951
Textron, Inc.	79,725	2,624
TransDigm Group, Inc.	17,443	7,711
		156,914
Apparel & Textile Products – 0.6%
Hanesbrands, Inc.	120,590	1,361
NIKE, Inc., Class B	430,136	42,175
PVH Corp.	24,561	1,180
Ralph Lauren Corp.	16,511	1,197
Tapestry, Inc.	95,525	1,269
Under Armour, Inc., Class A*	68,085	663
Under Armour, Inc., Class C*	70,653	625
VF Corp.	110,557	6,737
		55,207
Asset Management – 0.8%
Ameriprise Financial, Inc.	42,450	6,369
BlackRock, Inc.	53,523	29,121
Charles Schwab (The) Corp.	397,514	13,412
E*TRADE Financial Corp.	76,228	3,791
Franklin Resources, Inc.	96,265	2,019
Invesco Ltd.	130,594	1,405
Raymond James Financial, Inc.	42,322	2,913
T. Rowe Price Group, Inc.	78,967	9,753
		68,783
Automotive – 0.3%
Aptiv PLC	88,418	6,890
BorgWarner, Inc.	71,931	2,539
Ford Motor Co.	1,355,146	8,239
General Motors Co.	436,942	11,055
		28,723
Banking – 3.6%
Bank of America Corp.	2,708,895	64,336
Citigroup, Inc.	722,265	36,908
Citizens Financial Group, Inc.	148,039	3,737
Comerica, Inc.	48,226	1,837
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Banking – 3.6%continued
Fifth Third Bancorp	246,232	$4,747
First Republic Bank	59,484	6,305
Huntington Bancshares, Inc.	352,083	3,181
JPMorgan Chase & Co.	1,057,122	99,433
KeyCorp	338,506	4,123
M&T Bank Corp.	44,490	4,626
People's United Financial, Inc.	147,276	1,704
PNC Financial Services Group (The), Inc.	147,167	15,483
Regions Financial Corp.	332,133	3,693
SVB Financial Group*	17,873	3,852
Truist Financial Corp.	467,488	17,554
US Bancorp	475,489	17,508
Wells Fargo & Co.	1,294,328	33,135
Zions Bancorp N.A.	56,866	1,933
		324,095
Biotechnology & Pharmaceuticals – 6.7%
AbbVie, Inc.	611,443	60,031
Alexion Pharmaceuticals, Inc.*	76,546	8,592
Amgen, Inc.	204,100	48,139
Biogen, Inc.*	56,618	15,148
Bristol-Myers Squibb Co.	785,016	46,159
Eli Lilly and Co.	292,206	47,974
Gilead Sciences, Inc.	435,085	33,475
Incyte Corp.*	62,603	6,509
Johnson & Johnson	914,062	128,545
Merck & Co., Inc.	875,712	67,719
Mylan N.V.*	179,331	2,884
Perrigo Co. PLC	47,293	2,614
Pfizer, Inc.	1,927,154	63,018
Regeneron Pharmaceuticals, Inc.	34,999	21,827
Vertex Pharmaceuticals, Inc.*	89,976	26,121
Zoetis, Inc.	164,783	22,582
		601,337
Chemicals – 2.1%
3M Co.	199,550	31,128
Air Products and Chemicals, Inc.	76,632	18,504
Albemarle Corp.	36,714	2,835
Avery Dennison Corp.	29,004	3,309
Celanese Corp.	41,018	3,542
CF Industries Holdings, Inc.	74,171	2,087
Corteva, Inc.	259,144	6,942
Dow, Inc.	256,982	10,475
DuPont de Nemours, Inc.	254,569	13,525

EQUITY INDEX FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Chemicals – 2.1%continued
Eastman Chemical Co.	47,299	$3,294
Ecolab, Inc.	85,797	17,069
FMC Corp.	44,709	4,454
International Flavors & Fragrances, Inc.	37,011	4,532
Linde PLC	182,233	38,653
LyondellBasell Industries N.V., Class A	88,983	5,848
Mosaic (The) Co.	120,847	1,512
PPG Industries, Inc.	81,865	8,683
Sherwin-Williams (The) Co.	28,039	16,202
		192,594
Commercial Services – 0.1%
Cintas Corp.	29,240	7,788
H&R Block, Inc.	66,728	953
Robert Half International, Inc.	39,740	2,099
Rollins, Inc.	48,542	2,058
		12,898
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	21,584	4,459
Vulcan Materials Co.	45,934	5,321
		9,780
Consumer Products – 5.3%
Altria Group, Inc.	644,839	25,310
Brown-Forman Corp., Class B	63,275	4,028
Campbell Soup Co.	58,720	2,914
Church & Dwight Co., Inc.	85,344	6,597
Clorox (The) Co.	43,411	9,523
Coca-Cola (The) Co.	1,341,064	59,919
Colgate-Palmolive Co.	297,209	21,774
Conagra Brands, Inc.	168,527	5,927
Constellation Brands, Inc., Class A	58,268	10,194
Coty, Inc., Class A	103,179	461
Estee Lauder (The) Cos., Inc., Class A	77,985	14,714
General Mills, Inc.	210,344	12,968
Hershey (The) Co.	51,141	6,629
Hormel Foods Corp.	97,278	4,696
J M Smucker (The) Co.	39,568	4,187
Kellogg Co.	86,835	5,736
Kimberly-Clark Corp.	118,191	16,706
Kraft Heinz (The) Co.	215,593	6,875
Lamb Weston Holdings, Inc.	50,673	3,239
McCormick & Co., Inc. (Non Voting)	42,904	7,697
Molson Coors Beverage Co., Class B	65,453	2,249
Mondelez International, Inc., Class A	495,284	25,324
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Consumer Products – 5.3%continued
Monster Beverage Corp.*	129,714	$8,992
PepsiCo, Inc.	481,392	63,669
Philip Morris International, Inc.	540,241	37,849
Procter & Gamble (The) Co.	858,966	102,707
Tyson Foods, Inc., Class A	102,120	6,098
		476,982
Containers & Packaging – 0.3%
Amcor PLC	546,090	5,575
Ball Corp.	113,479	7,886
International Paper Co.	136,237	4,797
Packaging Corp. of America	32,889	3,282
Sealed Air Corp.	54,764	1,799
Westrock Co.	89,266	2,523
		25,862
Distributors - Consumer Staples – 0.2%
Archer-Daniels-Midland Co.	192,189	7,668
Sysco Corp.	176,452	9,645
		17,313
Distributors - Discretionary – 0.1%
Copart, Inc.*	71,670	5,968
LKQ Corp.*	105,402	2,761
		8,729
Electrical Equipment – 2.0%
A O Smith Corp.	46,857	2,208
Allegion PLC	31,989	3,270
AMETEK, Inc.	79,574	7,111
Amphenol Corp., Class A	102,735	9,843
Carrier Global Corp.	282,568	6,279
Eaton Corp. PLC	138,797	12,142
Emerson Electric Co.	207,275	12,857
Fortive Corp.	102,817	6,957
General Electric Co.	3,034,488	20,725
Honeywell International, Inc.	243,481	35,205
Johnson Controls International PLC	258,098	8,811
Keysight Technologies, Inc.*	64,662	6,517
Otis Worldwide Corp.	141,227	8,030
Rockwell Automation, Inc.	40,179	8,558
Roper Technologies, Inc.	36,218	14,062
TE Connectivity Ltd.	114,428	9,332
Trane Technologies PLC	83,151	7,399
		179,306

NORTHERN FUNDS QUARTERLY REPORT     95    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Engineering & Construction Services – 0.1%
Jacobs Engineering Group, Inc.	45,139	$3,828
Quanta Services, Inc.	47,774	1,874
		5,702
Gaming, Lodging & Restaurants – 1.5%
Carnival Corp.	164,401	2,700
Chipotle Mexican Grill, Inc.*	8,900	9,366
Darden Restaurants, Inc.	45,327	3,435
Domino's Pizza, Inc.	13,570	5,013
Hilton Worldwide Holdings, Inc.	96,165	7,063
Las Vegas Sands Corp.	116,352	5,299
Marriott International, Inc., Class A	93,338	8,002
McDonald's Corp.	257,906	47,576
MGM Resorts International	171,253	2,877
Norwegian Cruise Line Holdings Ltd.*	88,937	1,461
Royal Caribbean Cruises Ltd.	59,572	2,997
Starbucks Corp.	405,180	29,817
Wynn Resorts Ltd.	33,688	2,509
Yum! Brands, Inc.	104,584	9,089
		137,204
Hardware – 7.2%
Apple, Inc.	1,413,538	515,659
Arista Networks, Inc.*	18,759	3,940
Cisco Systems, Inc.	1,471,187	68,616
Corning, Inc.	263,370	6,821
F5 Networks, Inc.*	21,140	2,948
FLIR Systems, Inc.	45,371	1,841
Garmin Ltd.	50,319	4,906
Hewlett Packard Enterprise Co.	445,602	4,336
HP, Inc.	496,104	8,647
Juniper Networks, Inc.	114,713	2,622
Motorola Solutions, Inc.	58,987	8,266
NetApp, Inc.	76,701	3,403
Seagate Technology PLC	78,353	3,793
Western Digital Corp.	103,957	4,590
Xerox Holdings Corp.	63,498	971
Zebra Technologies Corp., Class A*	18,422	4,715
		646,074
Health Care Facilities & Services – 2.9%
AmerisourceBergen Corp.	51,534	5,193
Anthem, Inc.	87,522	23,017
Cardinal Health, Inc.	101,725	5,309
Centene Corp.*	200,916	12,768
Cigna Corp.	128,012	24,022
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Health Care Facilities & Services – 2.9%continued
CVS Health Corp.	453,514	$29,465
DaVita, Inc.*	29,594	2,342
HCA Healthcare, Inc.	91,362	8,868
Henry Schein, Inc.*	49,534	2,892
Humana, Inc.	45,867	17,785
IQVIA Holdings, Inc.*	61,618	8,742
Laboratory Corp. of America Holdings*	33,628	5,586
McKesson Corp.	56,140	8,613
Quest Diagnostics, Inc.	46,406	5,288
UnitedHealth Group, Inc.	329,026	97,046
Universal Health Services, Inc., Class B	26,944	2,503
		259,439
Home & Office Products – 0.5%
D.R. Horton, Inc.	114,787	6,365
Fortune Brands Home & Security, Inc.	48,046	3,072
Leggett & Platt, Inc.	45,825	1,611
Lennar Corp., Class A	95,248	5,869
Masco Corp.	91,503	4,594
Mohawk Industries, Inc.*	20,611	2,097
Newell Brands, Inc.	133,499	2,120
NVR, Inc.*	1,200	3,911
PulteGroup, Inc.	87,465	2,976
Snap-on, Inc.	18,845	2,610
Stanley Black & Decker, Inc.	53,465	7,452
Whirlpool Corp.	21,682	2,809
		45,486
Industrial Services – 0.2%
Fastenal Co.	198,752	8,514
United Rentals, Inc.*	25,001	3,726
W.W. Grainger, Inc.	15,023	4,720
		16,960
Institutional Financial Services – 1.2%
Bank of New York Mellon (The) Corp.	279,578	10,806
Cboe Global Markets, Inc.	38,055	3,550
CME Group, Inc.	124,401	20,220
Goldman Sachs Group (The), Inc.	107,387	21,222
Intercontinental Exchange, Inc.	189,842	17,389
Morgan Stanley	415,520	20,070
Nasdaq, Inc.	39,769	4,751
Northern Trust Corp.(1)	72,185	5,727
State Street Corp.	122,120	7,761
		111,496

EQUITY INDEX FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Insurance – 3.3%
Aflac, Inc.	248,851	$8,966
Allstate (The) Corp.	108,986	10,571
American International Group, Inc.	298,795	9,316
Aon PLC, Class A	80,162	15,439
Arthur J. Gallagher & Co.	65,793	6,414
Assurant, Inc.	20,844	2,153
Berkshire Hathaway, Inc., Class B*	674,457	120,397
Chubb Ltd.	156,520	19,819
Cincinnati Financial Corp.	52,347	3,352
Everest Re Group Ltd.	13,876	2,861
Globe Life, Inc.	33,954	2,520
Hartford Financial Services Group (The), Inc.	124,234	4,789
Lincoln National Corp.	67,017	2,466
Loews Corp.	83,905	2,877
Marsh & McLennan Cos., Inc.	177,009	19,006
MetLife, Inc.	267,705	9,777
Principal Financial Group, Inc.	88,386	3,672
Progressive (The) Corp.	203,073	16,268
Prudential Financial, Inc.	137,051	8,346
Travelers (The) Cos., Inc.	87,863	10,021
Unum Group	70,554	1,171
W R Berkley Corp.	48,985	2,806
Willis Towers Watson PLC	44,658	8,795
		291,802
Iron & Steel – 0.1%
Nucor Corp.	104,377	4,322
Leisure Products – 0.0%
Hasbro, Inc.	44,189	3,312
Machinery – 0.9%
Caterpillar, Inc.	187,777	23,754
Deere & Co.	108,676	17,078
Dover Corp.	50,135	4,841
Flowserve Corp.	45,073	1,285
IDEX Corp.	26,137	4,131
Illinois Tool Works, Inc.	99,731	17,438
Ingersoll Rand, Inc.*	120,260	3,382
Parker-Hannifin Corp.	44,532	8,161
Xylem, Inc.	62,388	4,053
		84,123
Media – 8.6%
Alphabet, Inc., Class A*	104,093	147,609
Alphabet, Inc., Class C*	101,472	143,442
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Media – 8.6%continued
Booking Holdings, Inc.*	14,199	$22,610
Charter Communications, Inc., Class A*	52,286	26,668
Comcast Corp., Class A	1,580,145	61,594
Discovery, Inc., Class A*	56,621	1,195
Discovery, Inc., Class C*	108,416	2,088
DISH Network Corp., Class A*	88,714	3,062
Expedia Group, Inc.	46,988	3,862
Facebook, Inc., Class A*	834,236	189,430
Fox Corp., Class A	118,805	3,186
Fox Corp., Class B	55,189	1,481
Interpublic Group of (The) Cos., Inc.	134,168	2,302
Netflix, Inc.*	152,584	69,432
News Corp., Class A	136,244	1,616
News Corp., Class B	44,224	529
Omnicom Group, Inc.	74,271	4,055
Twitter, Inc.*	272,206	8,109
VeriSign, Inc.*	35,354	7,312
ViacomCBS, Inc., Class B	187,536	4,373
Walt Disney (The) Co.	626,626	69,875
		773,830
Medical Equipment & Devices – 4.8%
Abbott Laboratories	613,700	56,111
ABIOMED, Inc.*	15,600	3,768
Agilent Technologies, Inc.	107,159	9,470
Align Technology, Inc.*	24,776	6,799
Baxter International, Inc.	176,538	15,200
Becton Dickinson and Co.	102,299	24,477
Bio-Rad Laboratories, Inc., Class A*	7,425	3,352
Boston Scientific Corp.*	495,634	17,402
Cooper (The) Cos., Inc.	17,045	4,835
Danaher Corp.	218,332	38,608
DENTSPLY SIRONA, Inc.	75,989	3,348
DexCom, Inc.*	32,024	12,982
Edwards Lifesciences Corp.*	214,985	14,858
Hologic, Inc.*	89,576	5,106
IDEXX Laboratories, Inc.*	29,471	9,730
Illumina, Inc.*	51,005	18,890
Intuitive Surgical, Inc.*	40,461	23,056
Medtronic PLC	465,262	42,664
Mettler-Toledo International, Inc.*	8,294	6,681
PerkinElmer, Inc.	38,373	3,764
ResMed, Inc.	50,201	9,639
STERIS PLC	29,475	4,523
Stryker Corp.	111,833	20,151

NORTHERN FUNDS QUARTERLY REPORT     97    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Medical Equipment & Devices – 4.8%continued
Teleflex, Inc.	16,108	$5,863
Thermo Fisher Scientific, Inc.	137,032	49,652
Varian Medical Systems, Inc.*	31,501	3,859
Waters Corp.*	21,475	3,874
West Pharmaceutical Services, Inc.	25,496	5,792
Zimmer Biomet Holdings, Inc.	71,747	8,564
		433,018
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	503,811	5,829
Newmont Corp.	278,471	17,193
		23,022
Oil, Gas & Coal – 2.8%
Apache Corp.	130,920	1,767
Baker Hughes Co.	225,875	3,476
Cabot Oil & Gas Corp.	138,287	2,376
Chevron Corp.	647,717	57,796
Concho Resources, Inc.	68,184	3,511
ConocoPhillips	372,090	15,635
Devon Energy Corp.	132,656	1,504
Diamondback Energy, Inc.	54,747	2,290
EOG Resources, Inc.	201,930	10,230
Exxon Mobil Corp.	1,466,912	65,600
Halliburton Co.	305,188	3,961
Hess Corp.	90,554	4,692
HollyFrontier Corp.	52,114	1,522
Kinder Morgan, Inc.	674,688	10,235
Marathon Oil Corp.	274,114	1,678
Marathon Petroleum Corp.	225,595	8,433
National Oilwell Varco, Inc.	134,491	1,647
Noble Energy, Inc.	166,355	1,491
Occidental Petroleum Corp.	312,262	5,714
ONEOK, Inc.	143,587	4,770
Phillips 66	151,492	10,892
Pioneer Natural Resources Co.	57,193	5,588
Schlumberger Ltd.	481,222	8,850
TechnipFMC PLC	148,680	1,017
Valero Energy Corp.	141,441	8,320
Williams (The) Cos., Inc.	420,831	8,004
		250,999
Passenger Transportation – 0.2%
Alaska Air Group, Inc.	42,655	1,547
American Airlines Group, Inc.	172,415	2,253
Delta Air Lines, Inc.	197,196	5,531
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Passenger Transportation – 0.2%continued
Southwest Airlines Co.	186,234	$6,366
United Airlines Holdings, Inc.*	87,022	3,012
		18,709
Real Estate – 0.1%
CBRE Group, Inc., Class A*	115,942	5,243
Real Estate Investment Trusts – 2.8%
Alexandria Real Estate Equities, Inc.	43,801	7,107
American Tower Corp.	153,810	39,766
Apartment Investment and Management Co., Class A	51,135	1,925
AvalonBay Communities, Inc.	48,832	7,551
Boston Properties, Inc.	49,912	4,511
Crown Castle International Corp.	144,608	24,200
Digital Realty Trust, Inc.	93,096	13,230
Duke Realty Corp.	127,543	4,514
Equinix, Inc.	30,712	21,569
Equity Residential	121,383	7,140
Essex Property Trust, Inc.	22,698	5,202
Extra Space Storage, Inc.	44,801	4,138
Federal Realty Investment Trust	24,409	2,080
Healthpeak Properties, Inc.	186,924	5,152
Host Hotels & Resorts, Inc.	244,630	2,639
Iron Mountain, Inc.	99,401	2,594
Kimco Realty Corp.	148,282	1,904
Mid-America Apartment Communities, Inc.	39,711	4,554
Prologis, Inc.	256,271	23,918
Public Storage	52,163	10,010
Realty Income Corp.	119,183	7,091
Regency Centers Corp.	58,866	2,701
SBA Communications Corp.	38,733	11,539
Simon Property Group, Inc.	106,291	7,268
SL Green Realty Corp.	26,566	1,309
UDR, Inc.	102,373	3,827
Ventas, Inc.	129,440	4,740
Vornado Realty Trust	55,317	2,114
Welltower, Inc.	144,855	7,496
Weyerhaeuser Co.	258,991	5,817
		247,606
Recreational Facilities & Services – 0.0%
Live Nation Entertainment, Inc.*	49,255	2,183
Retail - Consumer Staples – 1.9%
Costco Wholesale Corp.	153,152	46,437

EQUITY INDEX FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Retail - Consumer Staples – 1.9%continued
Dollar General Corp.	87,333	$16,638
Dollar Tree, Inc.*	82,296	7,627
Kroger (The) Co.	272,741	9,232
Target Corp.	173,471	20,805
Walgreens Boots Alliance, Inc.	255,600	10,835
Walmart, Inc.	491,166	58,832
		170,406
Retail - Discretionary – 7.0%
Advance Auto Parts, Inc.	24,077	3,430
Amazon.com, Inc.*	145,358	401,017
AutoZone, Inc.*	8,099	9,137
Best Buy Co., Inc.	78,600	6,859
CarMax, Inc.*	56,459	5,056
eBay, Inc.	229,168	12,020
Gap (The), Inc.	73,800	931
Genuine Parts Co.	50,035	4,351
Home Depot (The), Inc.	373,131	93,473
Kohl's Corp.	55,390	1,150
L Brands, Inc.	80,927	1,212
Lowe's Cos., Inc.	261,939	35,393
O'Reilly Automotive, Inc.*	25,746	10,856
Ross Stores, Inc.	123,284	10,509
Tiffany & Co.	37,885	4,620
TJX (The) Cos., Inc.	415,568	21,011
Tractor Supply Co.	40,117	5,287
Ulta Beauty, Inc.*	19,532	3,973
		630,285
Semiconductors – 4.8%
Advanced Micro Devices, Inc.*	406,335	21,377
Analog Devices, Inc.	127,823	15,676
Applied Materials, Inc.	317,980	19,222
Broadcom, Inc.	138,703	43,776
Intel Corp.	1,468,943	87,887
IPG Photonics Corp.*	12,308	1,974
KLA Corp.	53,804	10,464
Lam Research Corp.	50,367	16,292
Maxim Integrated Products, Inc.	92,491	5,606
Microchip Technology, Inc.	85,116	8,963
Micron Technology, Inc.*	385,884	19,881
NVIDIA Corp.	213,419	81,080
Qorvo, Inc.*	39,812	4,400
QUALCOMM, Inc.	390,283	35,598
Skyworks Solutions, Inc.	57,901	7,403
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Semiconductors – 4.8%continued
Texas Instruments, Inc.	318,413	$40,429
Xilinx, Inc.	84,347	8,299
		428,327
Software – 9.9%
Activision Blizzard, Inc.	267,307	20,289
Adobe, Inc.*	167,159	72,766
Akamai Technologies, Inc.*	56,297	6,029
ANSYS, Inc.*	29,806	8,695
Autodesk, Inc.*	76,050	18,190
Cadence Design Systems, Inc.*	96,866	9,295
Cerner Corp.	105,592	7,238
Citrix Systems, Inc.	40,259	5,955
Electronic Arts, Inc.*	100,156	13,226
Fortinet, Inc.*	46,548	6,390
Intuit, Inc.	90,464	26,795
Microsoft Corp.	2,630,993	535,433
NortonLifeLock, Inc.	188,020	3,728
Oracle Corp.	722,065	39,909
Paycom Software, Inc.*	16,738	5,184
salesforce.com, Inc.*	312,578	58,555
ServiceNow, Inc.	66,163	26,800
Synopsys, Inc.*	52,323	10,203
Take-Two Interactive Software, Inc.*	39,528	5,517
Tyler Technologies, Inc.*	13,791	4,784
		884,981
Specialty Finance – 4.4%
American Express Co.	229,007	21,802
Capital One Financial Corp.	157,965	9,887
Discover Financial Services	106,275	5,323
Fidelity National Information Services, Inc.	214,335	28,740
Fiserv, Inc.*	195,079	19,044
FleetCor Technologies, Inc.*	29,069	7,312
Global Payments, Inc.	103,764	17,600
Jack Henry & Associates, Inc.	26,575	4,891
Mastercard, Inc., Class A	306,620	90,668
PayPal Holdings, Inc.*	407,366	70,975
Synchrony Financial	186,341	4,129
Visa, Inc., Class A	585,304	113,063
Western Union (The) Co.	142,590	3,083
		396,517
Technology Services – 2.6%
Accenture PLC, Class A	221,011	47,455

NORTHERN FUNDS QUARTERLY REPORT     99    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Technology Services – 2.6%continued
Automatic Data Processing, Inc.	149,102	$22,200
Broadridge Financial Solutions, Inc. ADR	39,831	5,026
CDW Corp.	49,372	5,736
Cognizant Technology Solutions Corp., Class A	187,530	10,655
DXC Technology Co.	87,911	1,451
Equifax, Inc.	42,115	7,239
Gartner, Inc.	31,066	3,769
IHS Markit Ltd.	138,363	10,446
International Business Machines Corp.	308,032	37,201
Leidos Holdings, Inc.	46,139	4,322
MarketAxess Holdings, Inc.	13,154	6,589
Moody's Corp.	55,943	15,369
MSCI, Inc.	29,492	9,845
Nielsen Holdings PLC	124,625	1,852
Paychex, Inc.	110,755	8,390
S&P Global, Inc.	83,579	27,538
Verisk Analytics, Inc.	56,444	9,607
		234,690
Telecom – 2.0%
AT&T, Inc.	2,471,933	74,726
CenturyLink, Inc.	342,598	3,436
T-Mobile U.S., Inc.*	190,914	19,884
Verizon Communications, Inc.	1,435,605	79,145
		177,191
Transportation & Logistics – 1.5%
C.H. Robinson Worldwide, Inc.	46,683	3,691
CSX Corp.	265,527	18,518
Expeditors International of Washington, Inc.	57,718	4,389
FedEx Corp.	83,376	11,691
JB Hunt Transport Services, Inc.	29,277	3,523
Kansas City Southern	32,961	4,921
Norfolk Southern Corp.	88,866	15,602
Old Dominion Freight Line, Inc.	32,744	5,553
Union Pacific Corp.	235,411	39,801
United Parcel Service, Inc., Class B	244,283	27,159
		134,848
Transportation Equipment – 0.2%
Cummins, Inc.	51,187	8,869
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Transportation Equipment – 0.2%continued
PACCAR, Inc.	119,632	$8,954
Westinghouse Air Brake Technologies Corp.	62,672	3,608
		21,431
Utilities – 3.0%
AES (The) Corp.	229,545	3,326
Alliant Energy Corp.	86,580	4,142
Ameren Corp.	85,653	6,027
American Electric Power Co., Inc.	171,940	13,693
American Water Works Co., Inc.	62,817	8,082
Atmos Energy Corp.	42,436	4,226
CenterPoint Energy, Inc.	188,941	3,528
CMS Energy Corp.	99,327	5,803
Consolidated Edison, Inc.	115,914	8,338
Dominion Energy, Inc.	291,212	23,641
DTE Energy Co.	66,814	7,182
Duke Energy Corp.	254,961	20,369
Edison International	131,124	7,121
Entergy Corp.	69,439	6,514
Evergy, Inc.	79,020	4,685
Eversource Energy	116,751	9,722
Exelon Corp.	338,070	12,269
FirstEnergy Corp.	187,854	7,285
NextEra Energy, Inc.	169,817	40,785
NiSource, Inc.	132,687	3,017
NRG Energy, Inc.	84,688	2,757
Pinnacle West Capital Corp.	39,012	2,859
PPL Corp.	265,761	6,867
Public Service Enterprise Group, Inc.	175,413	8,623
Sempra Energy	101,480	11,896
Southern (The) Co.	366,418	18,999
WEC Energy Group, Inc.	109,455	9,594
Xcel Energy, Inc.	182,203	11,388
		272,738
Waste & Environment Services & Equipment – 0.3%
Pentair PLC	57,464	2,183
Republic Services, Inc.	73,179	6,004
Waste Management, Inc.	134,840	14,281
		22,468
Total Common Stocks
(Cost $3,766,269)		8,892,935

EQUITY INDEX FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Telecom – 0.0%
T-Mobile U.S., Inc.*	132,908	$22
Total Rights
(Cost $—)		22

INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(2) (3)	65,332,443	65,333
Total Investment Companies
(Cost $65,333)		65,333

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 2.21%, 7/16/20(4) (5)	$20,485	$20,484
	Total Short-Term Investments
	(Cost $20,476)	20,484

	Total Investments – 100.0%
	(Cost $3,852,078)	8,978,774
	Other Assets less Liabilities – 0.0%	3,250
	NET ASSETS – 100.0%	$8,982,024

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2020 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	594	$91,779	Long	9/20	$563
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.8%
Consumer Discretionary	10.8
Consumer Staples	7.0
Energy	2.8
Financials	10.1
Health Care	14.6
Industrials	8.0
Information Technology	27.5
Materials	2.5
Real Estate	2.8
Utilities	3.1
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$8,892,935	$—	$—	$8,892,935
Rights(1)	22	—	—	22
Investment Companies	65,333	—	—	65,333
Short-Term Investments	—	20,484	—	20,484
Total Investments	$8,958,290	$20,484	$—	$8,978,774
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$563	$—	$—	$563

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     101    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued	June 30, 2020 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$148,697	$373,039	$456,403	$—	$—	$69	$65,333	65,332,443
Northern Trust Corp.	5,616	29	213	275	20	52	5,727	72,185
Total	$154,313	$373,068	$456,616	$275	$20	$121	$71,060	65,404,628
EQUITY INDEX FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

    103